Schedule of Investments (unaudited)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust 4.95%, 10/15/27	$1,000	$1,014,757
Class A, 0.90%, 11/15/26	5,000	4,683,787
Series 2018-2, Class A, 3.01%, 10/15/25	3,000	2,994,122
Series 2022-2, Class A, 3.39%, 05/15/27	3,000	2,929,418
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	3,510	3,319,392
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1, 0.55%, 07/15/26	2,000	1,878,341
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 08/15/25)	2,250	2,130,512
Discover Card Execution Note Trust
3.56%, 07/15/27	2,000	1,957,208
Series 2022-A1, Class A1, 1.96%, 02/15/27	2,300	2,179,212
GM Financial Consumer Automobile Receivables Trust 4.66%, 02/16/28	3,090	3,099,902
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 01/16/24)	467	461,780
Honda Auto Receivables Owner Trust Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 10/15/23)	2,750	2,672,440
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 08/15/24)	1,370	1,330,322
Toyota Auto Receivables Owner Trust 2.93%, 09/15/26 (Call 04/15/26)	5,000	4,855,403
Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 05/15/25)	750	689,461
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	2,870	2,711,376
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 05/15/24)	98	97,103

Total Asset-Backed Securities — 0.8%
(Cost: $40,460,240)		39,004,536

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Benchmark Mortgage Trust, Series 2018-B21, Class A2, 1.74%, 12/17/53 (Call 12/15/30)	1,000	915,679
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%, 11/10/49 (Call 11/10/26)	946	898,766
COMM Mortgage Trust
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 01/10/29)	3,305	3,220,821
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	4,000	3,886,102
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49 (Call 10/10/26)	5,440	5,097,182
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 11/10/23)	2,000	1,976,900
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 01/10/29)	4,200	4,074,970
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	2,650	2,560,947
Series 2015-CR27, Class A4, 3.61%, 10/10/48 (Call 10/10/25)	1,335	1,284,508
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	1,560	1,507,315
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47 (Call 04/10/24)	519	513,172
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	$1,840	$1,788,742
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	4,000	3,896,162
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	3,615	3,473,771
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46 (Call 11/15/23)	2,831	2,801,178
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	225	220,493
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	3,000	2,926,161
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 09/15/26)	929	902,147
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 03/15/26)	2,000	1,930,209
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 06/15/24)	150	146,560
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.07%, 07/15/46 (Call 06/15/28)(a)	1,000	947,869
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 07/15/24)	1,511	1,475,292
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	478	470,565
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	250	239,674
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	3,075	2,879,912
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	849,737
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 07/10/26)	774	746,233
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51 (Call 12/15/28)	3,890	3,821,008
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 07/15/26)	1,000	934,878
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 02/15/26)	5,000	4,799,978
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 08/15/27)	5,000	4,704,302
		65,891,233

Total Collaterized Mortgage Obligations — 1.3%
(Cost: $72,380,023)		65,891,233

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/23)(b)	160	156,848
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 08/15/23)(b)	540	491,897
National CineMedia LLC, 5.75%, 08/15/26 (Call 08/15/23)	50	1,127
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	470	455,421
3.65%, 11/01/24 (Call 08/01/24)	780	764,884

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/15/23)(b)	$300	$277,701
6.25%, 06/15/25 (Call 06/15/23)(b)	170	171,120
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	185	154,525
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(b)	430	336,187
WPP Finance 2010, 3.75%, 09/19/24	561	548,731
		3,358,441
Aerospace & Defense — 0.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	225	213,442
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	109,792
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	346	339,976
3.85%, 12/15/25 (Call 09/15/25)(b)	600	585,402
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	2,540	2,345,309
2.25%, 06/15/26 (Call 03/15/26)	297	272,480
2.60%, 10/30/25 (Call 07/30/25)	60	56,452
2.70%, 02/01/27 (Call 12/01/26)	520	480,834
2.75%, 02/01/26 (Call 01/01/26)	800	754,304
2.80%, 03/01/24 (Call 02/01/24)	380	370,321
2.80%, 03/01/27 (Call 12/01/26)	80	73,965
2.85%, 10/30/24 (Call 07/30/24)	163	157,328
4.88%, 05/01/25 (Call 04/01/25)	1,683	1,683,269
5.04%, 05/01/27 (Call 03/01/27)	1,025	1,035,824
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23) (b)	505	503,031
7.50%, 12/01/24 (Call 12/01/23) (b)	180	183,496
7.50%, 03/15/25 (Call 03/15/23)(b)	502	502,442
7.88%, 04/15/27 (Call 04/15/23)(b)	800	799,992
Embraer Netherlands Finance BV
5.05%, 06/15/25	550	543,521
5.40%, 02/01/27	200	196,024
6.95%, 01/17/28 (Call 10/17/27)(c)	200	204,968
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/23)(b)	200	163,932
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	105	94,875
2.38%, 11/15/24 (Call 09/15/24)	225	216,639
3.25%, 04/01/25 (Call 03/01/25)	660	643,896
3.50%, 05/15/25 (Call 03/15/25)	529	518,542
3.50%, 04/01/27 (Call 02/01/27)	310	301,218
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	268	256,409
4.95%, 08/15/25 (Call 05/15/25)	225	220,109
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	453	451,328
5.90%, 02/01/27	275	279,744
6.88%, 05/01/25 (Call 04/01/25)	265	272,746
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	259	253,097
3.85%, 12/15/26 (Call 09/15/26)	90	87,584
3.95%, 05/28/24 (Call 02/28/24)	312	307,613
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	635	624,319
4.95%, 10/15/25 (Call 09/15/25)	370	375,894
5.10%, 11/15/27 (Call 10/15/27)	695	721,785
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(b)	250	231,875
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$1,081	$1,046,905
3.20%, 02/01/27 (Call 11/01/26)	5	4,814
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	170	159,975
3.13%, 05/04/27 (Call 02/04/27)	145	137,709
3.20%, 03/15/24 (Call 01/15/24)	809	795,368
3.50%, 03/15/27 (Call 12/15/26)	651	631,698
3.95%, 08/16/25 (Call 06/16/25)	990	977,922
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	400	373,296
5.75%, 10/15/27 (Call 07/15/27)(b)	450	437,679
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	120	112,732
7.50%, 04/15/25 (Call 04/15/23)(b)	520	521,721
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(c)	600	558,918
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/23)	1,120	1,069,578
6.25%, 03/15/26 (Call 03/15/23)(b)	1,850	1,849,315
6.38%, 06/15/26 (Call 06/15/23)	420	414,763
7.50%, 03/15/27 (Call 03/15/23)	240	241,836
8.00%, 12/15/25 (Call 04/08/23)(b)	455	464,373
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	220	218,101
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/03/23)(b)	230	222,327
7.75%, 08/15/25 (Call 08/15/23)(d)	220	187,165
8.88%, 06/01/24 (Call 02/01/23)(b)	240	244,574
		28,104,546
Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/23)	200	191,524
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	758	719,698
4.40%, 02/14/26 (Call 12/14/25)(d)	450	448,070
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)	200	188,170
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	337	317,855
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	896	867,095
3.22%, 08/15/24 (Call 06/15/24)	1,054	1,025,658
3.22%, 09/06/26 (Call 07/06/26)	462	435,509
3.56%, 08/15/27 (Call 05/15/27)	1,372	1,279,678
4.70%, 04/02/27 (Call 02/02/27)	277	271,576
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,082	976,656
3.95%, 06/15/25(b)	759	736,268
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	632	582,717
3.25%, 08/15/26 (Call 05/15/26)	45	42,694
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	295	264,521
3.50%, 04/22/25 (Call 04/22/23)(b)	510	496,801
3.63%, 04/22/27 (Call 03/22/27)(b)	390	379,259
4.88%, 10/10/25 (Call 09/10/25)(b)	770	775,775
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/23)(b)	230	224,282
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	458,679
3.50%, 07/26/26 (Call 05/26/26)(b)	470	439,333

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Agriculture (continued)
4.25%, 07/21/25 (Call 04/21/25)(b)	$550	$535,981
6.13%, 07/27/27 (Call 06/27/27)(b)	350	359,289
MHP Lux SA, 6.95%, 04/03/26(c)	200	96,125
MHP SE, 7.75%, 05/10/24(c)	200	99,538
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	502	447,864
1.50%, 05/01/25 (Call 04/01/25)	484	452,375
2.75%, 02/25/26 (Call 11/25/25)	650	618,416
2.88%, 05/01/24 (Call 04/01/24)	507	495,263
3.25%, 11/10/24	497	484,366
3.38%, 08/11/25 (Call 05/11/25)	508	492,582
5.00%, 11/17/25	871	882,724
5.13%, 11/15/24	695	700,046
5.13%, 11/17/27 (Call 10/17/27)	893	912,441
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	1,311	1,286,917
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	110	100,244
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/23)(b)	255	256,703
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	360	317,401
4.90%, 04/21/27 (Call 03/21/27)(b)	215	207,036
		19,867,129
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	521	482,050
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	23	21,366
Series 2020-1, Class C, 10.50%, 07/15/26(b)	135	143,116
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(d)	105	102,589
Allegiant Travel Co.
7.25%, 08/15/27 (Call 08/15/24)(b)	255	249,648
8.50%, 02/05/24 (Call 08/05/23)(b)(d)	50	50,144
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	14	12,648
American Airlines Group Inc., 3.75%, 03/01/25(b)(d)	235	219,692
American Airlines Inc., 11.75%, 07/15/25(b)	1,060	1,180,501
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	1,485	1,456,339
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	101	92,108
Series 2014-1, Class A, 3.70%, 04/01/28	184	162,927
Series 2015-1, Class A, 3.38%, 11/01/28	266	228,993
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(c)	200	121,020
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	155	148,449
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	390	372,060
7.00%, 05/01/25(b)	959	986,897
7.38%, 01/15/26 (Call 12/15/25)	375	392,284
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	914	902,711
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	155	151,787
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/23)(c)	650	339,482
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(c)	400	361,880
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(d)	74	65,062
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	490	468,337
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	771	779,630
Security	Par (000)	Value
Airlines (continued)
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	$1,035	$1,046,157
5.25%, 05/04/25 (Call 04/04/25)	977	983,810
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	493	503,563
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	124	115,569
United Airlines Holdings Inc.
4.88%, 01/15/25(d)	175	171,888
5.00%, 02/01/24(d)	50	49,734
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	875	831,180
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	171	166,602
Series 2013-1, Class A, 4.30%, 02/15/27	392	372,889
Series 2014-1, Class A, 4.00%, 10/11/27	421	390,490
Series 2014-2, Class A, 3.75%, 03/03/28(d)	201	184,946
Series 2020-1, Class A, 5.88%, 04/15/29	585	590,623
Series 2020-1, Class B, 4.88%, 07/15/27	181	175,329
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(c)	400	372,404
		15,446,904
Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	360	353,967
4.88%, 05/15/26 (Call 02/15/26)(b)(d)	405	378,679
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	383	372,475
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	200	187,824
2.40%, 03/27/25 (Call 02/27/25)	623	602,852
2.75%, 03/27/27 (Call 01/27/27)	228	216,577
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	420	413,011
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	93	90,993
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	270	246,434
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	478	453,450
2.80%, 04/23/27 (Call 02/23/27)	5	4,647
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/23)(b)	230	224,416
		3,545,325
Auto Manufacturers — 1.3%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/23)(b)	175	165,918
American Honda Finance Corp.
0.75%, 08/09/24	208	196,086
1.00%, 09/10/25	715	652,681
1.20%, 07/08/25	371	342,155
1.30%, 09/09/26	445	399,014
1.50%, 01/13/25	905	854,211
2.15%, 09/10/24	515	494,967
2.35%, 01/08/27	200	185,134
2.40%, 06/27/24	379	366,849
4.70%, 01/12/28	100	100,949
4.75%, 01/12/26	60	60,504
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	500	490,815
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(c)	200	192,412
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	435	420,271
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	232	218,704
0.80%, 04/01/24(b)	550	525,052
1.25%, 08/12/26 (Call 07/12/26)(b)	430	383,478

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
2.80%, 04/11/26 (Call 01/11/26)(b)	$65	$61,649
3.15%, 04/18/24 (Call 03/18/24)(b)	590	577,669
3.30%, 04/06/27 (Call 01/06/27)(b)	125	119,316
3.45%, 04/01/27 (Call 03/01/27)(b)	670	645,277
3.90%, 04/09/25 (Call 03/09/25)(b)	864	850,703
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	245	222,928
Daimler Finance North America LLC
0.75%, 03/01/24(b)	225	215,105
1.45%, 03/02/26(b)	260	236,265
2.13%, 03/10/25(b)	675	638,563
2.70%, 06/14/24(b)	304	295,376
3.30%, 05/19/25(b)	310	300,449
Daimler Truck Finance North America LLC
5.13%, 01/19/28(b)	300	302,853
5.15%, 01/16/26(b)	300	301,833
5.20%, 01/17/25	160	160,742
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	300	282,006
2.00%, 12/14/26(b)	500	450,270
3.50%, 04/07/25(b)	475	460,304
3.65%, 04/07/27(b)(d)	445	426,492
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	625	608,788
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	525	487,982
2.70%, 08/10/26 (Call 07/10/26)	615	548,851
3.38%, 11/13/25 (Call 10/13/25)	930	866,202
3.66%, 09/08/24	315	304,016
3.82%, 11/02/27 (Call 08/02/27)	325	293,446
4.06%, 11/01/24 (Call 10/01/24)	655	635,009
4.13%, 08/04/25	600	573,072
4.13%, 08/17/27 (Call 06/17/27)	560	515,978
4.27%, 01/09/27 (Call 11/09/26)	405	380,732
4.39%, 01/08/26	525	505,118
4.54%, 08/01/26 (Call 06/01/26)	330	313,530
4.69%, 06/09/25 (Call 04/09/25)	300	291,267
4.95%, 05/28/27 (Call 04/28/27)	625	599,881
5.13%, 06/16/25 (Call 05/16/25)	695	681,128
5.58%, 03/18/24 (Call 02/18/24)	640	636,794
6.95%, 03/06/26	425	434,673
7.35%, 11/04/27 (Call 10/04/27)	650	681,668
Geely Automobile Holdings Ltd., 4.00%, (Call 12/04/24)(a)(c)(e)	200	189,744
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(c)	200	185,922
General Motors Co.
6.13%, 10/01/25 (Call 09/01/25)	691	708,586
6.80%, 10/01/27 (Call 08/01/27)	500	531,585
General Motors Financial Co. Inc.
1.05%, 03/08/24	370	353,927
1.20%, 10/15/24	560	523,561
1.25%, 01/08/26 (Call 12/08/25)	724	648,834
1.50%, 06/10/26 (Call 05/10/26)	1,030	915,567
2.35%, 02/26/27 (Call 01/26/27)	710	637,580
2.70%, 08/20/27 (Call 06/20/27)	134	120,308
2.75%, 06/20/25 (Call 05/20/25)	925	872,830
2.90%, 02/26/25 (Call 01/26/25)	806	769,029
3.50%, 11/07/24 (Call 09/07/24)	487	472,901
3.95%, 04/13/24 (Call 02/13/24)	543	535,789
4.00%, 01/15/25 (Call 10/15/24)	605	591,872
4.00%, 10/06/26 (Call 07/06/26)	386	372,042
4.30%, 07/13/25 (Call 04/13/25)	185	181,315
Security	Par (000)	Value
Auto Manufacturers (continued)
4.35%, 04/09/25 (Call 02/09/25)	$346	$339,464
4.35%, 01/17/27 (Call 10/17/26)	80	77,642
5.00%, 04/09/27 (Call 03/09/27)	784	777,022
5.25%, 03/01/26 (Call 12/01/25)	405	405,296
6.00%, 01/09/28 (Call 12/09/27)	500	514,235
6.05%, 10/10/25	925	942,584
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	350	333,347
2.53%, 03/10/27 (Call 02/10/27)	525	489,736
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(c)	200	172,248
Hyundai Capital America
0.88%, 06/14/24(b)	635	598,976
1.00%, 09/17/24(b)	365	341,166
1.30%, 01/08/26 (Call 12/08/25)(b)	614	548,437
1.50%, 06/15/26 (Call 05/15/26)(b)	580	515,597
1.65%, 09/17/26 (Call 08/17/26)(b)	540	477,511
1.80%, 10/15/25 (Call 09/15/25)(b)	325	296,602
2.38%, 10/15/27 (Call 08/15/27)(b)	90	79,681
2.65%, 02/10/25 (Call 01/10/25)(b)	390	370,906
2.75%, 09/27/26(c)	200	183,378
3.40%, 06/20/24(c)(d)	425	413,007
3.50%, 11/02/26 (Call 09/02/26)(b)	340	318,325
4.30%, 02/01/24(c)	225	222,350
5.88%, 04/07/25 (Call 03/07/25)(b)	341	344,454
Hyundai Capital Services Inc.
1.25%, 02/08/26(c)	200	176,966
2.13%, 04/24/25(c)	200	185,076
2.50%, 01/24/27(c)	200	179,028
3.63%, 08/29/27(c)	200	185,068
Hyundai Motor Manufacturing Indonesia PT, 1.75%, 05/06/26(c)	200	174,454
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)(d)	225	187,614
5.88%, 01/15/28 (Call 01/15/24)(b)	100	85,069
7.75%, 10/15/25 (Call 10/15/23)(b)	285	280,545
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/23)(b)	250	246,855
Kia Corp.
1.00%, 04/16/24(c)	200	190,070
1.75%, 10/16/26(c)	200	174,772
2.38%, 02/14/25(c)	200	187,998
2.75%, 02/14/27(c)	200	180,428
Mercedes-Benz Finance North America LLC
3.50%, 08/03/25(b)	135	131,124
3.65%, 02/22/24(b)	310	305,821
5.25%, 11/29/27(b)	380	391,316
5.38%, 11/26/25(b)	1,000	1,016,850
5.50%, 11/27/24(b)	650	659,100
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	330	305,824
1.85%, 09/16/26 (Call 08/16/26)(b)	592	511,233
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	245	232,196
2.00%, 03/09/26 (Call 02/09/26)(b)	205	181,757
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	850	802,510
4.35%, 09/17/27 (Call 07/17/27)(b)	1,025	964,064
PACCAR Financial Corp.
0.50%, 08/09/24	290	272,629
0.90%, 11/08/24	175	164,700

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
1.10%, 05/11/26	$190	$171,325
1.80%, 02/06/25	206	195,216
2.00%, 02/04/27	210	193,053
2.15%, 08/15/24	275	264,528
2.85%, 04/07/25	25	24,136
3.15%, 06/13/24	495	485,739
3.55%, 08/11/25	195	191,338
4.60%, 01/10/28	300	304,071
4.95%, 10/03/25	340	344,525
Stellantis Finance U.S. Inc., 1.71%, 01/29/27 (Call 12/29/26)(b)	445	392,543
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	760	726,066
1.34%, 03/25/26 (Call 02/25/26)	737	670,817
2.36%, 07/02/24	216	209,194
Toyota Motor Credit Corp.
0.50%, 06/18/24	505	476,957
0.63%, 09/13/24	685	643,146
0.80%, 01/09/26	15	13,572
1.13%, 06/18/26	680	610,021
1.45%, 01/13/25	895	844,012
1.80%, 02/13/25	413	390,690
1.90%, 01/13/27	735	669,600
2.00%, 10/07/24	435	416,952
2.90%, 04/17/24	238	233,069
3.00%, 04/01/25	430	415,849
3.05%, 03/22/27	645	613,195
3.20%, 01/11/27	45	43,151
3.40%, 04/14/25	38	37,037
3.65%, 08/18/25	905	885,479
3.95%, 06/30/25	385	380,037
4.40%, 09/20/24	825	821,395
4.55%, 09/20/27	615	620,541
4.63%, 01/12/28	180	181,818
4.80%, 01/10/25	180	180,639
5.40%, 11/10/25	925	946,534
5.45%, 11/10/27	380	396,564
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	680	614,638
2.85%, 09/26/24(b)	220	212,126
3.20%, 09/26/26(b)	50	47,038
3.35%, 05/13/25(b)	670	645,471
3.95%, 06/06/25(b)	500	487,700
4.35%, 06/08/27 (Call 05/08/27)(b)	575	561,056
4.63%, 11/13/25(b)	200	197,850
		64,460,246
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/23)(b)(d)	360	341,608
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 03/15/23)(d)	75	70,628
6.50%, 04/01/27 (Call 04/01/23)	225	207,540
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	415	381,842
3.38%, 03/15/25 (Call 12/15/24)	199	192,445
5.00%, 10/01/25(b)	185	183,620
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(b)	202	203,277
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(b)(d)	380	377,769
8.50%, 05/15/27 (Call 05/15/23)(b)(d)	840	837,488
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Cooper-Standard Automotive Inc.
5.63%, 05/15/27	$185	$88,807
13.50%, 03/31/27	268	278,309
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(b)	175	174,006
Dana Inc., 5.38%, 11/15/27 (Call 11/15/23)	209	199,447
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(d)	300	281,865
5.00%, 05/31/26 (Call 05/31/23)(d)	385	372,399
9.50%, 05/31/25 (Call 05/31/23)	345	357,147
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(b)(f)	220	201,450
6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(b)(f)	195	180,537
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	20	19,067
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	201	197,458
4.15%, 10/01/25 (Call 07/01/25)	115	113,039
ZF North America Capital Inc., 4.75%, 04/29/25(b)	470	454,438
		5,714,186
Banks — 11.1%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	450	395,195
4.75%, 07/28/25(b)	575	564,702
4.80%, 04/18/26(b)	380	370,838
ABQ Finance Ltd.
1.88%, 09/08/25(c)	400	367,988
3.13%, 09/24/24(c)	200	193,232
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(c)	200	190,958
4.50%, 09/14/27(c)	200	198,700
Access Bank PLC, 6.13%, 09/21/26(c)	200	174,970
Agricultural Bank of China Ltd., 0.75%, 03/02/24(c)	200	191,686
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(c)	200	189,394
1.25%, 06/17/26(c)	400	359,428
2.00%, 03/01/25(c)	200	189,322
2.25%, 03/01/27(c)	200	185,528
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(c)	400	364,248
1.50%, 01/18/25(c)	200	188,112
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(c)	200	181,392
Ahli United Sukuk Ltd., 3.88%, (Call 06/17/26)(a)(c)(e)	200	184,748
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	545	533,484
7.58%, 10/14/26 (Call 10/14/25)(a)(b)	520	538,179
Akbank TAS
5.13%, 03/31/25(c)	200	190,466
6.80%, 02/06/26(c)	200	191,684
6.80%, 06/22/31 (Call 06/22/26)(a)(c)	200	180,422
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27)(a)(b)	255	254,663
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	245	217,876
2.17%, 02/18/25(b)	345	326,242
3.40%, 03/19/24(b)	645	634,080
Aozora Bank Ltd., 1.05%, 09/09/24(c)	200	186,350
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(c)	400	379,068
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	178,132

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.13%, 05/23/24(b)	$390	$380,601
5.28%, 06/17/32 (Call 06/17/27)(a)(b)	380	366,635
5.40%, 11/29/27(b)	300	306,120
AUB Sukuk Ltd., 2.62%, 09/09/26(c)	200	184,066
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	755	694,517
4.40%, 05/19/26(b)	200	195,604
4.83%, 02/03/25	550	550,764
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	705	639,498
5.86%, 09/14/26 (Call 09/14/25)(a)	400	401,756
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(c)	400	383,896
4.38%, 03/18/27(c)	200	193,046
Banco de Bogota SA, 6.25%, 05/12/26(c)	400	397,280
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(c)(d)	300	286,743
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25)(a)(c)	500	461,290
3.25%, 09/30/31 (Call 09/30/26)(a)(c)	300	265,968
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(c)	200	187,190
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)	400	382,440
Banco do Brasil SA/Cayman
3.25%, 09/30/26(c)	200	184,886
4.63%, 01/15/25(c)	600	587,394
4.75%,03/20/24(c)	400	395,048
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(c)	200	191,794
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(c)	650	642,330
4.38%, 04/11/27 (Call 01/11/27)(c)	150	144,335
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(c)	200	186,474
Banco Nacional de Comercio Exterior
SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26) (a)(c)	200	169,628
4.38%, 10/14/25(c)	400	389,916
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)(d)	350	335,745
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand, 5.38%, 04/17/25(c)	700	701,337
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	800	700,856
1.85%, 03/25/26	910	819,637
2.71%, 06/27/24	1,190	1,153,098
2.75%, 05/28/25	725	685,973
3.50%, 03/24/25	600	581,316
3.89%, 05/24/24	800	788,872
4.18%, 03/24/28 (Call 03/24/27)(a)	855	812,960
4.25%, 04/11/27	30	29,207
5.15%, 08/18/25	300	299,568
5.18%, 11/19/25	287	285,568
5.29%, 08/18/27	950	950,893
Banco Votorantim SA, 4.38%, 07/29/25(c)	200	192,582
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	525	498,020
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(c)	400	396,204
4.30%, 06/15/27 (Call 05/15/27)(c)	200	196,608
Bank Leumi Le-Israel BM, 5.13%, 07/27/27 (Call 06/27/27)(b)	200	200,438
Security	Par (000)	Value
Banks (continued)
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(c)	$200	$181,384
3.75%, 04/11/24(c)	247	243,117
4.75%, 05/13/25(c)	200	199,100
Bank Muscat SAOG, 4.75%, 03/17/26(c)	200	193,622
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(c)	400	376,940
4.30%, (Call 03/24/27)(a)(c)(e)	200	172,754
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(a)	1,117	1,058,760
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(a)	590	550,612
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(a)	1,850	1,668,681
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(a)	2,431	2,226,188
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(a)	1,540	1,438,452
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(a)	3,400	3,046,264
1.84%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.670%)(a)	693	668,856
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	1,998	1,875,043
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	1,255	1,200,131
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(a)	1,070	977,060
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	400	387,000
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	1,154	1,115,203
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(a)	1,500	1,450,485
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	1,165	1,090,102
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	1,432	1,404,534
3.50%, 04/19/26	1,100	1,070,674
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	160	153,214
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	500	472,670
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	1,300	1,239,849
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	1,340	1,288,316
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(a)	1,410	1,385,128
3.88%, 08/01/25	400	394,256
4.00%, 04/01/24	1,046	1,037,789
4.00%, 01/22/25	277	272,136
4.20%, 08/26/24	1,320	1,305,916
4.25%, 10/22/26	215	211,001
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(a)	1,255	1,227,403
4.45%, 03/03/26	674	668,042
4.83%, 07/22/26 (Call 07/22/25)(a)	1,145	1,142,241
4.95%, 07/22/28 (Call 07/22/27)(a)	1,155	1,157,899

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
5.08%, 01/20/27	$1,000	$1,003,320
6.20%, 11/10/28 (Call 11/10/27)(a)	1,105	1,165,377
6.22%, 09/15/26	10	10,513
Series L, 3.95%, 04/21/25	485	476,842
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(a)	2,095	1,891,722
Bank of China Ltd.
3.50%, 04/20/27(c)	200	194,636
5.00%, 11/13/24(c)	1,600	1,601,872
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(c)	400	384,800
1.25%, 06/24/25(c)	600	553,464
2.38%, 01/16/25(c)	600	573,948
3.13%, 04/17/24(c)	200	196,384
Bank of China Ltd./London, 1.00%, 11/02/24(c)	200	187,768
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(c)	400	362,856
Bank of China/Johannesburg, 1.88%, 02/16/25(c)	200	189,222
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(c)(e)	1,500	1,458,900
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(c)	400	365,412
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26)(a)(c)	400	364,828
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(c)	750	710,775
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25)(a)(b)	625	633,662
Bank of Montreal
0.63%, 07/09/24	565	531,750
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(a)	290	259,475
1.25%, 09/15/26	715	634,949
1.50%, 01/10/25	695	653,098
1.85%, 05/01/25	374	351,781
2.15%, 03/08/24	800	776,824
2.50%, 06/28/24	657	635,996
2.65%, 03/08/27	745	693,386
3.70%, 06/07/25	1,280	1,250,074
5.20%, 12/12/24	600	604,428
5.20%, 02/01/28	1,000	1,020,000
Series H, 4.70%, 09/14/27 (Call 08/14/27)	270	270,707
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	706	670,785
0.75%, 01/28/26 (Call 12/28/25)	155	139,934
1.05%, 10/15/26 (Call 09/15/26)	950	838,907
1.60%, 04/24/25 (Call 03/24/25)	926	867,190
2.05%, 01/26/27 (Call 12/26/26)	1,045	960,512
2.10%, 10/24/24	695	667,165
2.45%, 08/17/26 (Call 05/17/26)	10	9,346
2.80%, 05/04/26 (Call 02/04/26)	185	175,867
3.25%, 09/11/24 (Call 08/11/24)	492	481,663
3.35%, 04/25/25 (Call 03/25/25)	582	567,491
3.40%, 05/15/24 (Call 04/15/24)	202	198,709
3.43%, 06/13/25 (Call 06/13/24)(a)	422	414,809
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	205	196,238
3.95%, 11/18/25 (Call 10/18/25)	20	19,698
3.99%, 06/13/28 (Call 06/13/27)(a)	210	204,679
4.41%, 07/24/26 (Call 07/24/25)(a)	140	139,041
4.54%, 02/01/29	550	549,642
5.22%, 11/21/25 (Call 11/21/24)(a)	315	317,199
Security	Par (000)	Value
Banks (continued)
5.80%, 10/25/28 (Call 10/25/27)(a)	$450	$474,377
Series G, 3.00%, 02/24/25 (Call 01/24/25)	271	262,908
Series J, 0.85%, 10/25/24 (Call 09/25/24)	538	505,408
Bank of New Zealand
2.29%, 01/27/27(b)	410	373,695
4.85%, 02/07/28	400	402,260
Bank of Nova Scotia (The)
0.65%, 07/31/24	877	823,713
0.70%, 04/15/24	855	813,686
1.05%, 03/02/26	550	492,519
1.30%, 06/11/25	251	231,937
1.30%, 09/15/26	500	443,510
1.35%, 06/24/26	634	567,405
1.45%, 01/10/25	882	827,431
1.95%, 02/02/27	700	635,957
2.20%, 02/03/25	534	507,845
2.44%, 03/11/24	795	774,020
2.95%, 03/11/27	545	510,180
3.45%, 04/11/25	628	609,750
4.50%, 12/16/25	170	168,298
4.75%, 02/02/26	180	179,903
5.25%, 12/06/24	950	957,267
Bank of the Philippine Islands, 2.50%, 09/10/24(c)	200	190,716
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(a)	170	146,268
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(c)	200	197,178
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	225	223,121
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	355	327,473
1.60%, 10/04/26(b)	530	471,403
2.38%, 11/21/24(b)	390	371,838
4.52%, 07/13/25(b)	485	479,772
4.75%, 07/13/27(b)	470	466,879
4.93%, 01/26/26(b)	1,000	999,800
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(a)	672	601,897
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(a)	922	875,439
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	1,060	1,038,885
4.38%, 09/11/24	400	395,380
4.38%, 01/12/26	1,165	1,144,391
5.20%, 05/12/26	945	940,747
5.30%, 08/09/26 (Call 08/09/25)(a)	685	687,795
5.50%, 08/09/28 (Call 08/09/27)(a)	900	905,823
7.33%, 11/02/26 (Call 11/02/25)(a)	790	829,666
7.39%, 11/02/28 (Call 11/02/27)(a)	800	866,632
BBK BSC, 5.50%, 07/09/24(c)	200	198,160
BBVA Bancomer SA/Texas
1.88%, 09/18/25(c)	400	368,596
4.38%, 04/10/24(c)	200	197,878
BDO Unibank Inc., 2.13%, 01/13/26(c)	400	366,180
BNG Bank NV
1.50%, 10/16/24(b)(d)	905	860,429
2.38%, 03/16/26(b)	32	30,378
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	1,525	1,365,698
1.68%, 06/30/27 (Call 06/30/26)(a)(b)	965	856,177

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
1.90%, 09/30/28 (Call 09/30/27), (1 day SOFR + 1.609%)(a)(b)	$200	$172,854
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,360	1,267,778
2.59%, 01/20/28 (Call 01/20/27)(a)(b)	925	839,225
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	1,395	1,336,968
3.38%, 01/09/25(b)	815	791,292
4.63%, 03/13/27(b)	400	390,176
5.13%, 01/13/29	600	604,644
BOS Funding Ltd., 4.00%, 09/18/24(c)	200	192,526
Boubyan Sukuk Ltd.
2.59%, 02/18/25(c)	400	381,840
3.39%, 03/29/27(c)	200	189,804
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26)(a)(c)(e)	200	184,586
BPCE SA
1.63%, 01/14/25(b)	455	426,462
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,060	955,887
2.05%, 10/19/27 (Call 10/19/26)(a)(b)	760	671,946
2.38%, 01/14/25(b)	845	796,818
4.00%, 04/15/24	865	855,148
4.50%, 03/15/25(b)	600	583,776
4.63%, 07/11/24(b)	535	525,654
4.88%, 04/01/26(b)	280	274,588
5.13%, 01/18/28	950	956,298
5.15%, 07/21/24(b)	405	400,509
5.98%, 01/18/27 (Call 01/18/26)(a)(b)	550	556,754
BSF Finance, 5.50%, 11/23/27(c)	200	205,002
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(a)(c)	200	158,124
5.75%, (Call 07/09/24)(a)(c)(e)	200	188,500
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	115	109,756
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28)(a)(b)	300	304,320
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	60	54,554
1.00%, 10/18/24	795	746,370
1.25%, 06/22/26	814	727,960
2.25%, 01/28/25	448	426,088
3.10%, 04/02/24	653	640,214
3.45%, 04/07/27	50	47,879
3.95%, 08/04/25	945	929,540
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1 day SOFR + 0.911%)(a)	425	401,736
CBQ Finance Ltd.
2.00%, 09/15/25(c)	400	370,536
2.00%, 05/12/26(c)	200	182,816
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(c)	250	248,290
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(c)	1,200	1,133,160
2.85%, 01/21/32 (Call 01/21/27)(a)(c)	600	568,458
4.25%, 02/27/29 (Call 02/27/24)(a)(c)	900	893,286
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(c)	200	190,912
1.25%, 08/04/25(c)	800	735,056
1.46%, 04/22/26(c)	600	545,580
China Construction Bank Corp./London, 3.13%, 05/17/25(c)	200	193,202
China Development Bank
3.00%, 06/01/26(c)	600	577,254
3.38%, 01/24/27(c)	200	195,718
China Everbright Bank Co. Ltd., 0.84%, 06/15/24(c)	200	189,744
Security	Par (000)	Value
Banks (continued)
China Everbright Bank Co. Ltd./Hong Kong, 0.93%, 03/11/24(c)	$200	$191,796
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(c)	200	187,706
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(c)	400	364,420
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(c)	200	178,260
CIMB Bank Bhd
2.13%, 07/20/27(c)	200	180,166
5.59%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(c)	400	399,848
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(a)	885	837,971
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(a)	1,704	1,518,400
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(a)	797	743,322
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(a)	1,555	1,384,774
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(a)	1,455	1,367,831
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(a)	1,365	1,268,740
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(a)	1,843	1,766,608
3.20%, 10/21/26 (Call 07/21/26)	1,440	1,364,083
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(a)	1,000	962,700
3.30%, 04/27/25	670	649,270
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,666	1,629,648
3.40%, 05/01/26	255	245,552
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	800	749,808
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	1,055	999,011
3.70%, 01/12/26	890	869,797
3.75%, 06/16/24	516	509,793
3.88%, 03/26/25	355	348,596
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	890	855,192
4.00%, 08/05/24	431	427,992
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(a)	622	614,586
4.30%, 11/20/26	90	88,492
4.40%, 06/10/25	1,487	1,476,011
4.45%, 09/29/27	250	245,335
4.60%, 03/09/26	740	735,545
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(a)	650	644,377
5.50%, 09/13/25	1,078	1,093,965
5.61%, 09/29/26 (Call 09/29/25)(a)	1,335	1,355,412
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	205	192,776
3.75%, 02/18/26 (Call 11/18/25)	10	9,687
4.12%, 05/23/25 (Call 05/23/24)(a)	35	34,493
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/25/26)	537	503,706
4.30%, 12/03/25 (Call 11/03/25)	195	190,421
Comerica Bank, 2.50%, 07/23/24	340	328,358

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(c)(e)	$200	$197,666
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(c)(e)	400	370,212
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	905	806,355
2.30%, 03/14/25(b)	880	838,077
2.55%, 03/14/27(b)	885	820,032
2.63%, 09/06/26(b)	45	42,093
2.85%, 05/18/26(b)	485	459,610
4.50%, 12/09/25(b)	200	197,110
5.08%, 01/10/25	800	806,280
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	600	537,036
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	985	872,808
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	965	878,497
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	650	576,433
2.63%, 07/22/24(b)	965	934,448
4.00%, 04/10/29 (Call 04/10/24)(a)(c)	200	193,534
4.38%, 08/04/25	410	402,481
4.66%, 08/22/28 (Call 08/22/27)(a)(b)	685	676,342
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	945	888,678
3.38%, 05/21/25	295	287,129
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)	200	194,548
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(c)	200	188,564
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 03/28/23)	100	94,341
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)	975	870,616
2.02%, 01/11/27(b)(d)	730	662,146
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,155	1,067,613
2.38%, 01/22/25(b)	250	237,768
3.25%, 10/04/24(b)	1,280	1,246,400
Credit Suisse AG
7.50%, 02/15/28	280	293,815
7.95%, 01/09/25	280	286,854
Credit Suisse AG/New York NY
1.25%, 08/07/26	937	787,267
2.95%, 04/09/25	685	632,858
3.70%, 02/21/25	535	503,809
4.75%, 08/09/24	500	485,310
5.00%, 07/09/27	740	703,481
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	1,070	888,325
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	870	764,669
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	868,281
3.75%, 03/26/25	730	687,426
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(a)(b)	500	426,275
4.28%, 01/09/28 (Call 01/09/27)(b)	250	220,640
4.55%, 04/17/26	1,060	978,094
6.37%, 07/15/26 (Call 07/15/25)(a)(b)	750	728,197
6.44%, 08/11/28 (Call 08/11/27)(a)(b)	525	507,943
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26)(a)(c)	250	224,775
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(a)(b)	260	240,204
1.55%, 09/10/27 (Call 09/10/26)(a)(b)	600	524,790
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	200	179,416
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	480	457,613
Security	Par (000)	Value
Banks (continued)
3.77%, 03/28/25 (Call 03/28/24)(a)(b)	$520	$507,400
4.30%, 04/01/28 (Call 04/01/27)(a)(b)	765	736,443
Danske Bank AS, 6.46%, 01/09/26 (Call 01/09/25)(a)(b)	500	507,475
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(c)	200	179,792
3.30%, (Call 02/27/25)(a)(c)(e)	400	381,140
Deutsche Bank AG
4.10%, 01/13/26	120	117,559
4.50%, 04/01/25	700	678,482
6.12%, 07/14/26 (Call 07/14/25)(a)	520	526,984
6.72%, 01/18/29 (Call 01/18/28)(a)	335	352,517
Deutsche Bank AG/London, 3.70%, 05/30/24	514	510,381
Deutsche Bank AG/New York NY
0.90%, 05/28/24	577	546,142
1.45%, 04/01/25 (Call 04/01/24), (1 day SOFR + 1.131%)(a)	622	588,101
1.69%, 03/19/26	505	461,833
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(a)	995	899,162
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(a)	895	795,888
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(a)	675	602,572
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(a)	835	809,023
4.10%, 01/13/26	417	403,001
4.88%, 12/01/32 (Call 12/01/27)(a)	500	447,250
5.37%, 09/09/27	500	512,470
Development Bank of Kazakhstan JSC, 5.75%, 05/12/25(c)	200	201,204
Dexia Credit Local SA
1.13%, 04/09/26(b)	200	181,270
1.63%, 10/16/24(b)	1,220	1,160,806
DIB Sukuk Ltd.
1.96%, 06/22/26(c)	400	364,328
2.74%, 02/16/27(c)	400	370,488
2.95%, 02/20/25(c)	300	287,205
2.95%, 01/16/26(c)	600	569,304
5.49%, 11/30/27	200	206,550
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(e)	600	605,022
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(c)(e)	200	193,066
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(c)(e)	200	182,612
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	710	679,569
3.45%, 07/27/26 (Call 04/27/26)	285	270,553
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	675	597,591
2.97%, 03/28/25 (Call 03/28/24)(a)(b)	970	941,521
5.90%, 10/09/26 (Call 10/09/25)(a)(b)	970	981,009
Doha Finance Ltd., 2.38%, 03/31/26(c)	200	183,366
Ecobank Transnational Inc., 9.50%, 04/18/24(c)	200	200,364
EI Sukuk Co. Ltd.
1.83%, 09/23/25(c)	200	185,952
2.08%, 11/02/26(c)	200	180,158
Emirates Development Bank PJSC
1.64%, 06/15/26(c)	400	362,348
3.52%, 03/06/24(c)	200	196,324
Emirates NBD Bank PJSC
1.64%, 01/13/26(c)	400	366,500
2.63%, 02/18/25(c)	200	191,050

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.25%, (Call 02/27/27)(a)(c)(e)	$400	$371,664
6.13%, (Call 03/20/25)(a)(c)(e)	400	401,000
6.13%, (Call 04/09/26)(a)(c)(e)	400	401,368
Fab Sukuk Co. Ltd., 1.41%, 01/14/26(c)	400	365,636
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	425	401,481
2.05%, 02/10/25(b)	445	417,793
4.40%, 08/23/25(b)	570	562,117
4.55%, 08/23/27(b)	270	266,598
5.28%, 01/23/26	365	366,332
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(a)	780	703,053
2.38%, 01/28/25 (Call 12/29/24)	372	355,126
4.06%, 04/25/28 (Call 04/25/27)(a)	475	459,026
6.36%, 10/27/28 (Call 10/27/27)(a)	741	782,992
Fifth Third Bank NA, 5.85%, 10/27/25 (Call 10/27/24)(a)	725	736,208
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(c)(e)	600	578,094
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	392	383,313
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (3 mo. SOFR + 1.715%)(a)	275	263,379
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	245	203,896
7.63%, 05/01/26 (Call 05/01/23)(b)	260	228,847
8.13%, 11/15/24 (Call 03/03/23)(b)	180	173,954
8.25%, 04/15/25 (Call 04/15/23)(b)	233	222,152
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(a)	345	316,124
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(a)	1,155	1,032,720
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(a)	1,164	1,041,920
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(a)	1,351	1,192,555
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(a)	1,945	1,740,522
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(a)	1,298	1,189,786
3.00%, 03/15/24	591	579,452
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	902	874,345
3.50%, 01/23/25 (Call 10/23/24)	1,287	1,253,937
3.50%, 04/01/25 (Call 03/01/25)	1,636	1,588,703
3.50%, 11/16/26 (Call 11/16/25)	1,244	1,194,663
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(a)	1,515	1,442,462
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	1,300	1,239,940
3.75%, 05/22/25 (Call 02/22/25)	966	944,023
3.75%, 02/25/26 (Call 11/25/25)	900	879,111
3.85%, 07/08/24 (Call 04/08/24)	908	895,125
3.85%, 01/26/27 (Call 01/26/26)	824	797,080
4.10%, 05/31/24(g)	36	35,666
4.25%, 10/21/25	1,017	1,001,369
4.39%, 06/15/27 (Call 06/15/26)(a)	515	505,220
4.48%, 08/23/28 (Call 08/23/27)(a)	1,310	1,288,149
5.70%, 11/01/24	430	436,773
5.95%, 01/15/27	88	91,542
Gulf International Bank BSC, 2.38%, 09/23/25(c)	200	185,194
Security	Par (000)	Value
Banks (continued)
Hana Bank
1.25%, 12/16/26(c)	$200	$173,942
3.25%, 03/30/27(c)	200	188,800
4.25%, 10/14/24(c)	200	195,614
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(a)	905	851,053
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(a)	1,141	1,011,941
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(a)	1,370	1,262,784
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(a)	1,110	1,030,746
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(a)	1,250	1,121,162
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(a)	1,220	1,163,831
3.00%, 03/10/26 (Call 03/10/25), (1 day SOFR + 1.430%)(a)	1,285	1,224,849
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	1,260	1,236,892
3.90%, 05/25/26	400	386,248
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	1,000	959,130
4.18%, 12/09/25 (Call 12/09/24)(a)	445	436,549
4.25%, 03/14/24	1,070	1,059,204
4.25%, 08/18/25	800	785,544
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(a)	375	365,145
4.30%, 03/08/26	1,560	1,528,800
4.38%, 11/23/26	510	502,171
4.76%, 06/09/28 (Call 06/09/27)(a)	1,030	1,012,665
5.21%, 08/11/28 (Call 08/11/27)(a)	1,100	1,105,324
7.34%, 11/03/26 (Call 11/03/25)(a)	1,300	1,372,449
7.39%, 11/03/28 (Call 11/03/27)(a)	705	768,140
HSBC USA Inc.
3.50%, 06/23/24	370	363,051
3.75%, 05/24/24	600	592,740
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27)(a)	205	200,135
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	932	901,468
4.00%, 05/15/25 (Call 04/15/25)	346	340,450
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24)(a)	285	280,560
4.55%, 05/17/28 (Call 05/17/27)(a)	275	270,542
5.70%, 11/18/25 (Call 11/18/24)(a)	300	303,069
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(c)	400	385,088
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(c)(e)	3,000	2,853,810
4.88%, 09/21/25(c)	600	599,022
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 5.56%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(c)	600	601,116
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(c)	800	734,984
1.63%, 10/28/26(c)	200	180,072
5.52%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(c)	600	600,666
Industrial & Commercial Bank of China Ltd./Singapore
1.20%, 09/09/25(c)	600	549,450
5.65%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(c)	400	400,676

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(c)	$600	$577,728
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(c)	400	379,980
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	475	431,813
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(a)	580	521,130
3.55%, 04/09/24	505	496,375
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(a)	940	914,112
3.95%, 03/29/27	460	444,783
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(a)	505	484,396
4.63%, 01/06/26(b)	515	513,656
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	330	316,807
Intesa Sanpaolo SpA
5.02%, 06/26/24(b)	830	808,619
5.71%, 01/15/26(b)	650	637,546
7.00%, 11/21/25(b)	200	206,628
Series XR, 3.25%, 09/23/24(b)	400	382,516
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(c)(d)	200	193,636
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (1 day SOFR + 0.420%)(a)	615	584,791
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(a)	995	928,355
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(a)	930	875,353
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(a)	1,130	1,063,240
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(a)	715	637,301
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(a)	1,300	1,164,761
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(a)	1,629	1,444,776
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(a)	1,445	1,353,185
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(a)	1,943	1,746,368
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(a)	1,403	1,319,395
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(a)	1,946	1,827,586
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(a)	335	300,730
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(a)	1,304	1,241,225
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(a)	925	881,201
2.95%, 10/01/26 (Call 07/01/26)	920	876,291
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(a)	950	880,602
3.13%, 01/23/25 (Call 10/23/24)	725	706,491
3.20%, 06/15/26 (Call 03/15/26)	405	388,517
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	945	924,626
3.30%, 04/01/26 (Call 01/01/26)	556	536,668
Security	Par (000)	Value
Banks (continued)
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	$1,242	$1,176,596
3.63%, 05/13/24	865	856,341
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	705	677,893
3.85%, 06/14/25 (Call 06/14/24)(a)	1,236	1,215,482
3.88%, 09/10/24	1,667	1,641,828
3.90%, 07/15/25 (Call 04/15/25)	298	294,054
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	1,173	1,146,080
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(a)	1,686	1,656,259
4.13%, 12/15/26	325	321,854
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(a)	1,631	1,595,346
4.85%, 07/25/28 (Call 07/25/27)(a)	1,840	1,839,687
5.55%, 12/15/25 (Call 12/15/24)(a)	1,000	1,008,080
7.63%, 10/15/26	505	557,778
7.75%, 07/15/25	25	26,977
8.00%, 04/29/27	150	170,951
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(c)	400	359,724
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28)(a)(b)	455	461,611
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	242,213
4.15%, 08/08/25	620	612,678
5.85%, 11/15/27 (Call 10/16/27)	500	524,000
KeyCorp
2.25%, 04/06/27	180	164,513
3.88%, 05/23/25 (Call 05/23/24)(a)	135	132,608
4.15%, 10/29/25	145	143,831
Kookmin Bank
1.38%, 05/06/26(c)	400	357,544
1.75%, 05/04/25(c)	200	185,930
2.13%, 02/15/25(c)	200	188,676
4.35%, (Call 07/02/24)(a)(c)(e)	200	194,016
Korea Development Bank (The)
0.40%, 03/09/24	200	190,804
0.80%, 07/19/26	200	175,622
1.00%, 09/09/26	600	528,036
2.13%, 10/01/24	200	191,774
3.00%, 01/13/26	800	763,928
3.25%, 02/19/24	250	246,265
3.38%, 09/16/25	600	580,986
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	3,872	3,541,564
0.50%, 09/20/24	1,340	1,257,067
0.63%, 01/22/26	4,669	4,235,483
1.00%, 10/01/26	532	480,683
1.25%, 01/31/25	2,321	2,187,682
1.38%, 08/05/24	2,052	1,958,860
2.00%, 05/02/25	1,915	1,825,340
2.50%, 11/20/24	2,829	2,736,888
3.00%, 05/20/27	180	174,506
3.13%, 06/10/25	170	166,022
3.38%, 08/23/24	695	683,150
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(c)	10	9,036
2.00%, 07/23/24(c)	1,420	1,366,835

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	$247	$224,157
1.75%, 07/27/26	25	23,209
1.75%, 01/14/27(c)	100	92,299
2.00%, 01/13/25	1,542	1,475,879
2.38%, 06/10/25	870	833,817
3.88%, 09/28/27(d)	222	222,906
Series 37, 2.50%, 11/15/27	50	47,192
Series 40, 0.50%, 05/27/25	1,120	1,028,317
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	805	716,321
2.44%, 02/05/26 (Call 02/05/25)(a)	875	825,081
3.51%, 03/18/26 (Call 03/18/25)(a)	915	881,172
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	200	186,990
3.75%, 03/18/28 (Call 03/18/27)(a)	680	645,701
3.87%, 07/09/25 (Call 07/09/24)(a)	365	357,853
3.90%, 03/12/24	455	449,740
4.45%, 05/08/25	365	360,317
4.50%, 11/04/24	300	296,778
4.65%, 03/24/26	1,180	1,162,619
4.72%, 08/11/26 (Call 08/11/25)(a)	25	24,655
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27)(a)	560	560,661
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	545	519,685
3.23%, 03/21/25(b)	435	421,350
3.90%, 01/15/26(b)	440	432,678
4.00%, 07/29/25(b)	220	215,666
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)	372	344,204
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	835	744,144
1.63%, 09/23/27 (Call 09/23/26)(a)(b)	615	534,232
1.94%, 04/14/28 (Call 04/14/27), (1 day SOFR + 0.995%)(a)(b)	455	392,856
4.10%, 06/21/28 (Call 06/21/27)(a)(b)	65	62,182
5.11%, 08/09/26 (Call 08/09/25)(a)(b)	365	365,701
Malayan Banking Bhd, 5.44%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(c)	600	600,348
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	500	499,250
4.70%, 01/27/28	1,000	997,830
5.40%, 11/21/25 (Call 10/21/25)	750	764,760
MAR Sukuk Ltd., 2.21%, 09/02/25(c)	600	561,468
Mashreqbank PSC, 4.25%, 02/26/24(c)	200	197,144
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(c)	200	183,426
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	1,170	1,097,203
0.96%, 10/11/25 (Call 10/11/24)(a)	620	575,689
1.41%, 07/17/25	990	907,820
1.54%, 07/20/27 (Call 07/20/26)(a)	1,155	1,022,891
1.64%, 10/13/27 (Call 10/13/26)(a)	660	582,179
2.19%, 02/25/25	1,165	1,102,067
2.34%, 01/19/28 (Call 01/19/27)(a)	740	668,220
2.76%, 09/13/26	200	186,018
2.80%, 07/18/24	305	295,829
3.29%, 07/25/27	25	23,566
3.78%, 03/02/25	65	63,605
3.84%, 04/17/26 (Call 04/17/25)(a)	370	360,302
4.08%, 04/19/28 (Call 04/19/27)(a)	770	740,725
4.79%, 07/18/25 (Call 07/18/24)(a)	945	939,094
Security	Par (000)	Value
Banks (continued)
5.02%, 07/20/28 (Call 07/20/27)(a)	$600	$600,708
5.06%, 09/12/25 (Call 09/12/24)(a)	410	409,479
5.35%, 09/13/28 (Call 09/13/27)(a)	390	396,170
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	395	347,734
1.55%, 07/09/27 (Call 07/09/26)(a)	675	597,976
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	620	576,581
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(a)	465	442,931
2.65%, 05/22/26 (Call 05/22/25)(a)	500	468,875
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(a)	282	270,920
2.84%, 09/13/26	200	185,520
3.17%, 09/11/27	25	23,383
3.48%, 04/12/26(b)	995	948,344
3.66%, 02/28/27	200	190,270
5.41%, 09/13/28 (Call 09/13/27)(a)	770	786,755
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(a)	1,547	1,452,881
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(a)	2,082	1,853,188
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(a)	1,325	1,234,476
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(a)	1,265	1,127,735
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(a)	1,540	1,383,367
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)	1,801	1,692,003
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(a)	1,235	1,126,283
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(a)	735	698,132
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(a)	982	948,720
3.13%, 07/27/26	1,547	1,466,726
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	1,045	989,531
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(a)	820	805,133
3.63%, 01/20/27	1,390	1,346,827
3.70%, 10/23/24	1,398	1,374,290
3.88%, 01/27/26	740	722,950
3.95%, 04/23/27	1,650	1,594,576
4.00%, 07/23/25	862	848,527
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(a)	885	860,202
4.35%, 09/08/26	525	515,812
4.68%, 07/17/26 (Call 07/17/25)(a)	895	887,733
5.00%, 11/24/25	1,015	1,019,679
5.12%, 02/01/29 (Call 02/01/28)(a)	395	399,274
6.14%, 10/16/26 (Call 10/16/25)(a)	200	205,954
6.25%, 08/09/26	375	394,084
6.30%, 10/18/28 (Call 10/18/27)(a)	335	354,085
Series F, 3.88%, 04/29/24	1,342	1,327,238
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(a)	377	349,803
MUFG Bank Ltd., 3.25%, 09/08/24(b)	300	291,891

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(c)	$250	$240,448
National Australia Bank Ltd.
1.39%, 01/12/25(b)	925	869,925
1.89%, 01/12/27(b)	570	516,027
3.45%, 12/04/23(b)	250	247,135
4.94%, 01/12/28	280	286,378
4.97%, 01/12/26	280	283,377
5.13%, 11/22/24	250	252,483
National Australia Bank Ltd./New York, 2.50%, 07/12/26	465	433,799
National Bank of Canada
0.75%, 08/06/24	370	348,170
5.25%, 01/17/25	350	352,286
National Securities Clearing Corp.
1.50%, 04/23/25 (Call 03/23/25)(b)	910	850,167
5.05%, 11/21/24(b)	500	502,565
5.10%, 11/21/27 (Call 10/21/27)(b)	400	409,064
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	780	694,801
3.75%, 11/01/29 (Call 11/01/24)(a)	495	465,171
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	620	611,593
4.80%, 04/05/26	205	204,408
5.52%, 09/30/28 (Call 09/30/27)(a)	500	509,515
7.47%, 11/10/26 (Call 11/10/25)(a)	1,100	1,163,657
NatWest Markets PLC
0.80%, 08/12/24(b)	495	463,454
1.60%, 09/29/26(b)	760	672,858
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1 day SOFR + 1.050%)(a)(c)	400	358,920
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(c)(e)	400	376,744
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(c)(e)	200	177,706
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(c)	200	179,628
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(c)(e)	600	557,970
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)(d)	1,330	1,264,950
2.38%, 03/24/26(b)	400	379,436
NongHyup Bank
0.88%, 07/28/24(c)	200	188,188
1.25%, 07/20/25(c)	400	364,512
4.25%, 07/06/27(c)	200	195,292
Nordea Bank Abp
0.63%, 05/24/24(b)	210	198,469
1.50%, 09/30/26(b)	350	309,194
3.60%, 06/06/25(b)	340	330,752
4.75%, 09/22/25(b)	970	969,825
5.38%, 09/22/27(b)	615	628,210
Norinchukin Bank (The)
1.28%, 09/22/26(b)	245	217,163
4.87%, 09/14/27(b)	370	373,748
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	202	187,488
3.95%, 10/30/25	132	129,763
4.00%, 05/10/27 (Call 04/10/27)	775	767,149
NRW Bank
0.38%, 02/10/25(c)	600	554,526
0.63%, 05/19/25(c)	293	269,642
0.75%, 10/25/24(c)	165	154,767
0.88%, 03/09/26(c)	370	335,220
Security	Par (000)	Value
Banks (continued)
1.88%, 07/31/24(c)	$1,219	$1,171,703
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	685	622,233
0.50%, 09/16/24	250	234,490
0.50%, 02/02/26	160	143,952
1.50%, 02/12/25	1,042	985,096
2.88%, 05/23/25	215	208,520
3.63%, 09/09/27	25	24,795
4.63%, 11/03/25	40	40,551
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	730	666,234
4.25%, 06/19/24(b)	485	480,359
4.60%, 06/15/32 (Call 06/15/27)(a)(c)	400	392,496
Philippine National Bank, 3.28%, 09/27/24(c)	400	384,064
PNC Bank NA
3.25%, 06/01/25 (Call 05/02/25)	25	24,315
3.88%, 04/10/25 (Call 03/10/25)	230	225,648
2.50%, 08/27/24 (Call 07/27/24)	300	290,391
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	495	441,223
2.20%, 11/01/24 (Call 10/02/24)	901	867,167
2.60%, 07/23/26 (Call 05/24/26)	320	300,832
3.15%, 05/19/27 (Call 04/19/27)	55	52,448
3.90%, 04/29/24 (Call 03/29/24)	924	915,277
4.76%, 01/26/27 (Call 01/26/26)(a)	1,740	1,742,279
5.35%, 12/02/28 (Call 12/02/27)(a)	470	482,939
5.67%, 10/28/25 (Call 10/28/24)(a)	50	50,626
QIB Sukuk Ltd.
1.95%, 10/27/25(c)	200	184,754
3.98%, 03/26/24(c)	600	593,088
5.88%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(c)	400	400,760
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	280	276,948
QNB Finance Ltd.
1.38%, 01/26/26(c)	400	361,808
1.63%, 09/22/25(c)	400	368,476
2.63%, 05/12/25(c)	400	380,108
2.75%, 02/12/27(c)	200	186,876
3.50%, 03/28/24(c)	600	589,434
6.04%, 03/12/24(a)(c)	400	400,844
QNB Finansbank AS, 6.88%, 09/07/24(c)	200	202,648
Rakfunding Cayman Ltd., 4.13%, 04/09/24(c)	200	197,178
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	547	516,800
RHB Bank Bhd, 3.77%, 02/19/24(c)	200	197,336
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(c)	800	767,056
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27)(a)(c)(e)	200	184,564
Rizal Commercial Banking Corp., 3.00%, 09/11/24(c)	200	191,150
Royal Bank of Canada
0.65%, 07/29/24	565	531,625
0.75%, 10/07/24	801	750,761
0.88%, 01/20/26	675	607,108
1.15%, 06/10/25	404	372,751
1.15%, 07/14/26	530	474,355
1.20%, 04/27/26	968	872,768
1.40%, 11/02/26	635	565,201
1.60%, 01/21/25	220	207,535
2.05%, 01/21/27	260	237,606
2.25%, 11/01/24	834	800,448
2.55%, 07/16/24	767	743,085
3.38%, 04/14/25	252	245,708
3.63%, 05/04/27	710	686,243

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.97%, 07/26/24	$750	$741,757
4.24%, 08/03/27	440	433,743
4.65%, 01/27/26	732	727,381
4.88%, 01/12/26	500	502,810
4.90%, 01/12/28	500	504,415
5.66%, 10/25/24	720	732,082
6.00%, 11/01/27	718	757,871
Samba Funding Ltd., 2.75%, 10/02/24(c)	400	384,424
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)	296	260,770
3.24%, 10/05/26 (Call 08/05/26)	305	286,849
3.45%, 06/02/25 (Call 05/02/25)	653	625,496
3.50%, 06/07/24 (Call 05/07/24)	352	343,721
4.26%, 06/09/25 (Call 06/09/24)(a)	388	379,639
4.40%, 07/13/27 (Call 04/14/27)	540	525,296
4.50%, 07/17/25 (Call 04/17/25)	540	533,002
5.81%, 09/09/26 (Call 09/09/25)(a)	415	418,166
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(a)	220	208,501
1.53%, 08/21/26 (Call 08/21/25)(a)	420	377,311
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(a)	517	454,614
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(a)	650	577,837
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)	200	185,496
4.75%, 09/15/25(b)	200	195,042
6.53%, 01/10/29	700	730,520
Santander UK PLC, 4.00%, 03/13/24	794	785,830
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(c)	400	379,100
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)	200	176,070
3.88%, 03/24/26(c)(d)	200	189,472
6.50%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(c)	400	407,372
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(c)	200	179,958
2.88%, (Call 05/12/26)(a)(c)(e)	200	180,132
3.34%, 02/05/30 (Call 02/05/25)(a)(c)(d)	200	189,442
Siam Commercial Bank PCL/Cayman Islands, 3.90%, 02/11/24(c)	200	197,962
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(c)	200	190,034
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(c)(e)	200	194,626
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	120	109,744
Skandinaviska Enskilda Banken AB, 3.70%, 06/09/25(b)	455	443,357
SNB Sukuk Ltd., 2.34%, 01/19/27(c)	400	370,636
Societe Generale SA
1.38%, 07/08/25(b)	500	459,985
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	690	615,280
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	850	755,029
2.23%, 01/21/26 (Call 01/21/25)(a)(b)	885	828,572
2.63%, 10/16/24(b)	635	605,511
2.63%, 01/22/25(b)	1,410	1,338,203
2.80%, 01/19/28 (Call 01/19/27)(a)(b)	550	495,632
3.88%, 03/28/24(b)	525	515,340
4.00%, 01/12/27(b)	300	286,731
4.25%, 04/14/25(b)	865	838,142
4.25%, 08/19/26(b)	200	191,150
Security	Par (000)	Value
Banks (continued)
4.68%, 06/15/27(b)	$200	$199,728
4.75%, 11/24/25(b)	125	121,915
6.45%, 01/10/29 (Call 01/10/28)(a)(b)	500	518,225
Standard Chartered PLC
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	345	326,908
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	670	597,292
1.82%, 11/23/25 (Call 11/23/24)(a)(b)	690	640,679
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	780	703,544
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	865	818,446
3.52%, 02/12/30 (Call 02/12/25)(a)(c)	500	469,795
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	585	575,225
3.97%, 03/30/26 (Call 03/30/25)(a)(b)	570	551,053
4.05%, 04/12/26(b)	200	194,870
6.17%, 01/09/27 (Call 01/09/26)(a)(b)	900	921,537
6.30%, 01/09/29 (Call 01/09/28)(a)(b)	900	937,197
7.77%, 11/16/28 (Call 11/16/27)(a)(b)	200	221,088
7.78%, 11/16/25 (Call 11/16/24)(a)(b)(d)	400	417,052
State Bank of India/London, 1.80%, 07/13/26(c)	400	357,632
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(a)	450	406,292
1.75%, 02/06/26 (Call 02/06/25), (1 day SOFR + 0.441%)(a)(d)	290	272,136
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(a)	640	587,795
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(a)	505	485,174
2.65%, 05/19/26	155	147,441
2.90%, 03/30/26 (Call 10/30/25), (1 day SOFR + 2.600%)(a)	155	149,290
3.30%, 12/16/24	391	383,465
3.55%, 08/18/25	479	469,564
4.86%, 01/26/26 (Call 01/26/25)(a)	255	255,898
5.75%, 11/04/26 (Call 11/04/25)(a)	190	195,212
5.82%, 11/04/28 (Call 11/04/27)(a)	205	215,367
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	260	254,405
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	915	817,232
1.40%, 09/17/26	1,300	1,148,992
1.47%, 07/08/25	915	840,208
2.17%, 01/14/27	355	320,267
2.35%, 01/15/25	415	395,487
2.45%, 09/27/24	325	312,478
2.63%, 07/14/26	1,465	1,360,589
2.70%, 07/16/24	452	437,504
3.35%, 10/18/27	52	49,148
3.36%, 07/12/27	970	919,531
3.45%, 01/11/27	240	228,670
3.78%, 03/09/26	650	633,360
4.44%, 04/02/24(b)	325	321,633
5.46%, 01/13/26	1,000	1,015,780
5.52%, 01/13/28	210	216,676
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	400	372,832
0.85%, 03/25/24(b)	200	190,492
1.05%, 09/12/25(b)	305	274,787
1.35%, 09/16/26(b)	455	402,620
1.55%, 03/25/26(b)	200	180,766
2.55%, 03/10/25(b)	300	284,481
2.80%, 03/10/27(b)	250	231,808

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.80%, 09/15/25(b)(d)	$280	$278,054
4.95%, 09/15/27(b)	400	402,956
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	317	310,108
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	340	300,897
3.50%, 01/29/25	37	35,923
4.35%, 04/29/28 (Call 04/29/27)(a)	257	247,581
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	425	400,924
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	560	499,268
3.65%, 06/10/25(b)	470	458,020
3.95%, 06/10/27(b)	470	460,088
Swedbank AB
1.54%, 11/16/26(b)	750	668,887
3.36%, 04/04/25(b)	640	617,792
5.34%, 09/20/27(b)	310	313,422
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	500	497,915
5.63%, 08/23/27 (Call 07/23/27)	475	472,877
Synovus Financial Corp.
5.20%, 08/11/25 (Call 07/11/25)	537	536,157
5.90%, 02/07/29 (Call 02/07/24)(a)	155	153,523
TC Ziraat Bankasi AS, 5.38%, 03/02/26(c)	200	179,208
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)	170	154,540
Toronto-Dominion Bank (The)
0.75%, 09/11/25	515	466,605
0.75%, 01/06/26	880	788,172
1.15%, 06/12/25	647	595,246
1.20%, 06/03/26	805	718,599
1.25%, 12/13/24	425	399,028
1.25%, 09/10/26	860	763,921
1.45%, 01/10/25	600	564,882
1.95%, 01/12/27	410	373,547
2.35%, 03/08/24	785	764,661
2.65%, 06/12/24	840	817,505
2.80%, 03/10/27	714	669,946
3.25%, 03/11/24	688	676,352
3.77%, 06/06/25	520	509,179
4.11%, 06/08/27	825	810,843
4.29%, 09/13/24	830	823,584
4.69%, 09/15/27	835	839,693
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	660	619,001
2.15%, 12/06/24 (Call 11/06/24)	357	341,813
2.64%, 09/17/29 (Call 09/17/24)(a)	300	282,924
3.20%, 04/01/24 (Call 03/01/24)	579	569,516
3.63%, 09/16/25 (Call 08/16/25)	325	315,705
4.05%, 11/03/25 (Call 09/03/25)	115	113,579
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	139	128,112
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(a)	1,325	1,199,138
2.50%, 08/01/24 (Call 07/01/24)	958	926,846
2.85%, 10/26/24 (Call 09/26/24)	768	748,270
3.70%, 06/05/25 (Call 05/05/25)	500	490,305
4.00%, 05/01/25 (Call 03/01/25)	636	627,045
4.12%, 06/06/28 (Call 06/06/27)(a)	320	312,723
4.26%, 07/28/26 (Call 07/28/25)(a)	1,027	1,015,118
4.87%, 01/26/29	1,000	1,004,600
Security	Par (000)	Value
Banks (continued)
5.90%, 10/28/26 (Call 10/28/25)(a)	$873	$900,351
Turkiye Is Bankasi AS
6.13%, 04/25/24(c)	400	394,220
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	400	378,244
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	400	377,176
6.50%, 01/08/26(c)	400	373,092
8.13%, 03/28/24(c)	200	200,996
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28)(a)	800	799,864
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	379	354,748
2.22%, 01/27/28 (Call 01/27/27), (1 day SOFR + 0.730%)(a)	545	499,721
2.40%, 07/30/24 (Call 06/30/24)	968	937,421
3.10%, 04/27/26 (Call 03/27/26)	433	415,234
3.60%, 09/11/24 (Call 08/11/24)	898	885,913
3.95%, 11/17/25 (Call 10/17/25)	500	494,765
4.55%, 07/22/28 (Call 07/22/27)(a)	760	758,222
5.73%, 10/21/26 (Call 10/21/25)(a)	270	277,255
Series V, 2.38%, 07/22/26 (Call 06/22/26)	50	46,889
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	620	592,608
2.80%, 01/27/25 (Call 12/27/24)	655	635,068
UBS AG/London
0.70%, 08/09/24(b)	645	605,004
1.25%, 06/01/26(b)	1,155	1,027,153
1.38%, 01/13/25 (Call 12/13/24)(b)	745	697,275
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	380	339,245
1.49%, 08/10/27 (Call 08/10/26)(a)(b)	565	497,307
4.13%, 09/24/25(b)	505	494,693
4.13%, 04/15/26(b)	595	580,988
4.49%, 08/05/25 (Call 08/05/24)(a)(b)	880	871,816
4.49%, 05/12/26 (Call 05/12/25)(a)(b)	460	452,902
4.70%, 08/05/27 (Call 08/05/26)(a)(b)	640	631,482
4.75%, 05/12/28 (Call 05/12/27)(a)(b)	695	682,990
5.71%, 01/12/27	600	607,482
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	635	557,568
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	640	579,142
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	435	401,257
Union Bank of the Philippines, 2.13%, 10/22/25(c)	200	183,470
United Overseas Bank Ltd.
1.25%, 04/14/26(b)(d)	200	180,398
1.75%, 03/16/31 (Call 03/16/26)(a)(c)	400	357,408
2.00%, 10/14/31 (Call 10/14/26)(a)(b)	200	177,032
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	630	617,658
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.360%)(a)	230	206,425
Wachovia Corp., 7.57%, 08/01/26(g)	175	189,613
Warba Sukuk Ltd., 2.98%, 09/24/24(c)	200	193,364
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1 day SOFR + 0.510%)(a)	540	511,061
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	1,691	1,595,526
2.19%, 04/30/26 (Call 04/29/25), (1 day SOFR + 2.000%)(a)	1,375	1,293,600
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(a)	300	271,836

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(a)	$1,578	$1,507,006
3.00%, 02/19/25	1,449	1,398,357
3.00%, 04/22/26	1,755	1,666,513
3.00%, 10/23/26	1,470	1,386,813
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	1,055	998,737
3.30%, 09/09/24	1,030	1,007,309
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(a)	2,410	2,290,898
3.55%, 09/29/25	890	865,267
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	1,460	1,387,657
3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(a)	1,345	1,313,648
4.10%, 06/03/26	1,757	1,729,046
4.54%, 08/15/26 (Call 08/15/25)(a)	1,197	1,185,437
4.81%, 07/25/28 (Call 07/25/27)(a)	1,480	1,477,129
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(a)	20	17,455
Westpac Banking Corp.
1.02%, 11/18/24	545	511,542
1.15%, 06/03/26	985	881,772
2.35%, 02/19/25	70	66,820
2.70%, 08/19/26	110	103,510
2.85%, 05/13/26	775	734,545
2.89%, 02/04/30 (Call 02/04/25)(a)	602	561,672
3.35%, 03/08/27	635	609,797
4.04%, 08/26/27	100	99,245
4.32%, 11/23/31 (Call 11/23/26)(a)	700	671,797
5.46%, 11/18/27	973	1,013,808
Woori Bank
0.75%, 02/01/26(c)	600	530,466
2.00%, 01/20/27(c)	200	180,318
4.25%, (Call 10/04/24)(a)(c)(e)	200	192,054
4.75%, 04/30/24(c)	200	197,960
4.88%, 01/26/28	200	201,848
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(c)	200	195,394
7.88%, 01/22/31 (Call 01/22/26)(a)(c)	200	189,528
8.25%, 10/15/24(c)	200	201,738
		568,120,082
Beverages — 0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,890	1,846,984
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(c)	402	391,894
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	38	37,282
Coca-Cola Co. (The)
1.45%, 06/01/27	390	351,651
1.75%, 09/06/24	840	808,853
2.90%, 05/25/27	50	47,900
3.38%, 03/25/27	290	283,147
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	147	143,825
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	487	461,881
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	200	176,848
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	395	379,536
3.60%, 05/09/24	250	246,310
3.70%, 12/06/26 (Call 09/06/26)	15	14,513
Security	Par (000)	Value
Beverages (continued)
4.35%, 05/09/27 (Call 04/09/27)	$444	$438,632
4.40%, 11/15/25 (Call 09/15/25)	320	316,963
4.75%, 11/15/24	461	460,539
5.00%, 02/02/26	350	350,224
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	730	673,104
2.13%, 10/24/24 (Call 09/24/24)	405	387,577
5.20%, 10/24/25	780	796,949
5.30%, 10/24/27 (Call 09/24/27)	770	801,377
JDE Peet’s NV
0.80%, 09/24/24 (Call 03/03/23)(b)	150	138,497
1.38%, 01/15/27 (Call 12/15/26)(b)	510	442,088
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/03/23)	965	921,903
2.55%, 09/15/26 (Call 06/15/26)	130	121,285
3.40%, 11/15/25 (Call 08/15/25)	10	9,685
3.43%, 06/15/27 (Call 03/15/27)	15	14,364
4.42%, 05/25/25 (Call 03/25/25)	211	209,470
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	931	879,292
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	1,135	1,088,669
2.38%, 10/06/26 (Call 07/06/26)	70	66,106
2.75%, 04/30/25 (Call 01/30/25)	396	383,265
2.85%, 02/24/26 (Call 11/24/25)	537	514,854
3.00%, 10/15/27 (Call 07/15/27)	150	143,455
3.50%, 07/17/25 (Call 04/17/25)	92	90,470
3.60%, 03/01/24 (Call 12/01/23)	949	941,076
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	385	365,361
		15,745,829
Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	509	480,516
2.20%, 02/21/27 (Call 12/21/26)	1,015	931,455
2.60%, 08/19/26 (Call 05/19/26)	592	556,563
3.13%, 05/01/25 (Call 02/01/25)	324	313,127
3.20%, 11/02/27 (Call 08/02/27)	70	66,310
3.63%, 05/22/24 (Call 02/22/24)	367	361,341
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	190	186,474
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,046	1,027,894
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	190	179,768
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(b)	205	199,055
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	15	13,025
2.95%, 03/01/27 (Call 12/01/26)	300	284,718
3.50%, 02/01/25 (Call 11/01/24)	663	648,785
3.65%, 03/01/26 (Call 12/01/25)	1,658	1,616,152
3.70%, 04/01/24 (Call 01/01/24)	1,056	1,042,314
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	610	553,465
1.75%, 09/02/27 (Call 07/02/27)	172	149,291
		8,610,253
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	213	202,233
2.49%, 02/15/27 (Call 12/15/26)	495	457,667
Cemex SAB de CV, 7.38%, 06/05/27 (Call 06/05/23)(c)	200	205,052
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(c)(e)	600	552,036
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(b)	705	685,944

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Materials (continued)
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	$225	$216,657
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	65	63,389
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	50	47,227
Huaxin Cement International Finance Co. Ltd., 2.25%, 11/19/25(c)	200	175,622
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 03/03/23)(b)(d)	200	159,612
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/03/23)(b)	170	150,438
4.88%, 12/15/27 (Call 12/15/23)(b)	175	142,814
6.25%, 05/15/25 (Call 05/15/23)(b)	110	105,634
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(g)	74	72,706
3.90%, 02/14/26 (Call 11/14/25)	20	19,631
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/23)(b)	215	213,222
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	365	333,460
1.70%, 08/01/27 (Call 06/01/27)	30	26,261
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	500	476,570
4.25%, 07/02/24 (Call 04/02/24)	154	153,016
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	295	278,793
4.20%, 12/01/24 (Call 09/01/24)	312	307,142
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/24)(b)	100	93,671
5.00%, 02/15/27 (Call 02/15/23)(b)	385	366,624
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 03/15/27 (Call 03/15/23)(b)	130	129,579
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	40	38,786
4.50%, 04/01/25 (Call 01/01/25)	26	25,864
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(c)	400	354,212
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	70	68,534
		6,122,396
Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	260	220,550
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	551	510,970
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	200	198,928
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(b)	285	282,546
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(d)	220	207,838
Bluestar Finance Holdings Ltd.
3.10%, (Call 07/12/24)(a)(c)(e)	200	192,652
3.38%, 07/16/24(c)	400	389,180
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(c)	600	566,028
8.50%, 01/23/81 (Call 10/23/25)(a)(c)	200	205,358
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	310	266,795
3.50%, 05/08/24 (Call 04/08/24)	414	404,830
5.90%, 07/05/24	850	854,955
6.05%, 03/15/25	800	806,248
6.17%, 07/15/27 (Call 06/15/27)	877	888,234
CF Industries Inc., 4.50%, 12/01/26(b)	100	98,737
Security	Par (000)	Value
Chemicals (continued)
Cheever Escrow Issuer LLC, 7.13%, 10/01/27 (Call 10/01/24)(b)	$140	$137,098
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	215	199,081
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	264	251,956
5.13%, 04/01/25 (Call 03/01/25)(b)	175	176,523
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(c)	400	367,628
3.38%, 06/19/24(c)	200	195,810
4.13%, 07/19/27(c)	400	383,980
4.88%, 03/14/25(c)	600	594,570
Consolidated Energy Finance SA, 6.50%, 05/15/26 (Call 05/15/23)(b)(d)	100	92,998
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/23)(b)(d)	195	155,782
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	990	989,574
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	470	458,809
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(d)	510	460,209
5.25%, 01/15/28 (Call 12/15/27)	515	535,095
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	415	387,697
Equate Petrochemical BV, 4.25%, 11/03/26(c)	400	390,960
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(c)	200	197,620
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	5	4,751
Formosa Group Cayman Ltd., 3.38%, 04/22/25(c)	400	383,396
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/23)(b)	215	192,754
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(d)	150	139,346
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/24)(b)	230	211,027
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	703	631,645
1.83%, 10/15/27 (Call 08/15/27)(b)	525	454,377
Iris Holdings Inc., 8.75%, 02/15/26 (Call 02/15/23), (9.50% PIK)(b)(d)(f)	70	60,983
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 11/01/23), (10.00% PIK)(b)(d)(f)	80	59,132
LG Chem Ltd.
1.38%, 07/07/26(c)	400	353,204
3.25%, 10/15/24(c)	200	193,508
Linde Inc., 4.80%, 12/05/24	100	100,963
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	80	77,168
3.20%, 01/30/26 (Call 10/30/25)	260	254,293
4.70%, 12/05/25 (Call 11/05/25)	305	308,791
LYB Finance Co. BV, 8.10%, 03/15/27(b)	116	128,086
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	260	247,512
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	535	485,004
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	255	256,295
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(b)	150	138,747
MEGlobal Canada ULC, 5.00%, 05/18/25(c)	600	596,754
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	135	130,405
5.13%, 10/15/27 (Call 04/15/27)	300	286,776
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	111	106,607
4.00%, 12/15/26 (Call 09/15/26)	10	9,875
5.90%, 11/07/24	150	152,397

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
5.95%, 11/07/25	$950	$979,108
OCI NV, 4.63%, 10/15/25 (Call 10/15/23)(b)	164	159,759
OCP SA
4.50%, 10/22/25(c)	200	194,668
5.63%, 04/25/24(c)	309	307,520
Olin Corp., 5.13%, 09/15/27 (Call 03/15/23)	250	242,728
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(c)	200	178,192
4.00%, 10/04/27 (Call 07/04/27)(c)	200	187,196
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)(d)	130	59,467
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	535	481,725
2.40%, 08/15/24 (Call 07/15/24)	415	400,554
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/23)(b)	260	245,102
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 03/03/23)(b)(d)	155	154,273
7.63%, 01/15/26 (Call 01/15/24)(b)	202	188,389
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	65	62,078
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)(d)	200	183,880
5.88%, 03/27/24 (Call 02/27/24)	699	691,150
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	325	299,878
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	396	387,126
3.45%, 08/01/25 (Call 05/01/25)	275	267,132
3.45%, 06/01/27 (Call 03/01/27)	860	825,996
3.95%, 01/15/26 (Call 10/15/25)	50	49,266
4.05%, 08/08/24	280	276,872
4.25%, 08/08/25	150	148,235
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(b)	150	132,251
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	435	427,248
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/23)(b)(d)	220	192,581
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 03/02/23)(c)	200	202,348
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 07/15/23)(b)(d)	160	56,266
9.50%, 07/01/25 (Call 07/08/23)(b)	90	71,272
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	545	520,666
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	325	303,228
5.63%, 10/01/24(b)	120	119,389
		27,028,578
Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 03/02/23)(c)	300	289,539
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(b)	170	168,881
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(c)	400	389,016
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	130	134,501
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/23)(c)	250	250,812
Yankuang Group Cayman Ltd., 2.90%, 11/30/24(c)	400	378,940
		1,611,689
Security	Par (000)	Value
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(c)	$200	$181,092
4.00%, 07/30/27 (Call 06/30/27)(c)	200	161,612
4.20%, 08/04/27 (Call 02/04/27)(c)	400	327,428
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	245	220,571
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(b)	195	166,093
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(b)	850	818,456
9.75%, 07/15/27 (Call 07/15/23)(b)	440	420,332
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(b)	155	144,548
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/23)(b)	225	208,706
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(b)(d)	215	153,121
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(b)	265	259,795
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/23)(b)	145	145,673
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	455	400,182
4.38%, 08/15/27 (Call 08/15/23)(b)	100	95,842
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)(c)	250	136,028
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	437	427,015
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/23)(b)	345	324,442
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(c)	400	367,524
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(d)	440	400,030
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(b)	280	262,648
5.50%, 07/15/25 (Call 06/18/23)(b)	190	187,659
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(c)	200	197,664
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)(b)	260	181,865
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	150	146,147
3.70%, 04/01/27 (Call 01/01/27)	205	199,912
CMHI Finance BVI Co. Ltd., 4.00%, 06/01/27 (Call 05/01/27)(c)	400	391,068
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)(d)	105	92,077
8.25%, 04/15/26 (Call 04/15/24)	295	302,823
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	144	142,119
DP World Salaam, 6.00%, (Call 10/01/25)(a)(c)(e)	600	600,594
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	55	52,536
3.85%, 06/15/25 (Call 05/15/25)(b)	61	58,525
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	572	549,846
2.60%, 12/15/25 (Call 11/15/25)	157	147,409
5.10%, 12/15/27 (Call 11/15/27)	460	467,208
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	225	211,736
3.80%, 11/01/25 (Call 08/01/25)(b)	440	424,794
3.85%, 11/15/24 (Call 08/15/24)(b)	525	510,888
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)	245	224,180
7.75%, 02/15/28 (Call 02/15/25)(b)	35	35,458
9.50%, 11/01/27 (Call 11/01/23)(b)	270	267,848
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 03/02/23)(c)	400	395,080

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	$570	$507,123
1.50%, 11/15/24 (Call 10/15/24)	19	17,831
2.15%, 01/15/27 (Call 12/15/26)	315	283,525
2.65%, 02/15/25 (Call 01/15/24)	635	605,873
4.80%, 04/01/26 (Call 01/01/26)	450	446,940
4.95%, 08/15/27 (Call 07/15/27)	309	309,371
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(b)	180	177,928
Grand Canyon University
4.13%, 10/01/24	220	209,141
4.38%, 10/01/26	85	78,804
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	240	209,033
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(b)	525	502,861
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(b)	235	208,795
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(c)	200	176,780
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(c)	800	729,960
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(b)	175	164,551
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	170	156,794
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/23)(c)	200	192,936
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	170	173,007
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	151	147,885
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	808	756,207
2.40%, 10/01/24 (Call 09/01/24)	800	772,048
2.65%, 10/01/26 (Call 08/01/26)	5	4,719
3.90%, 06/01/27 (Call 05/01/27)(d)	370	363,869
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(b)	249	250,058
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	430	382,571
5.25%, 04/15/24(b)	320	317,350
5.75%, 04/15/26(b)	595	585,980
6.25%, 01/15/28 (Call 01/15/24)(b)	336	318,625
PSA Treasury Pte Ltd., 2.50%, 04/12/26 (Call 10/12/25)(c)	200	188,374
Quanta Services Inc., 0.95%, 10/01/24 (Call 03/03/23)	376	349,785
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/03/23)(b)	205	203,479
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)(b)	495	460,103
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 03/03/23)(b)	380	375,493
9.25%, 04/15/25 (Call 03/16/25)(b)	335	342,132
11.25%, 12/15/27 (Call 06/15/25)(b)	235	249,088
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/23)	255	243,673
7.50%, 04/01/27	65	67,358
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(c)	400	384,888
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.,
4.63%, 11/01/26 (Call 11/01/23)(b)	205	194,135
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	380	344,136
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(b)	350	338,443
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	402	374,793
2.05%, 04/15/26 (Call 03/15/26)(b)	322	286,377
United Rentals North America Inc.
3.88%, 11/15/27 (Call 03/03/23)	335	318,109
5.50%, 05/15/27 (Call 05/15/23)	205	203,750

Security	Par (000)	Value

Commercial Services (continued)
6.00%, 12/15/29 (Call 12/15/25)(b)	$100	$101,733
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	235	230,103
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(b)	500	502,235
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	380	351,785
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	786	728,300
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(c)	400	366,976
		27,664,387
Computers — 0.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,733	1,576,649
0.70%, 02/08/26 (Call 01/08/26)	1,342	1,209,598
1.13%, 05/11/25 (Call 04/11/25)	1,298	1,209,217
1.80%, 09/11/24 (Call 08/11/24)	796	762,982
2.05%, 09/11/26 (Call 07/11/26)	565	524,456
2.45%, 08/04/26 (Call 05/04/26)	1,230	1,160,579
2.50%, 02/09/25	711	686,250
2.75%, 01/13/25 (Call 11/13/24)	861	835,359
2.85%, 05/11/24 (Call 03/11/24)	1,083	1,060,268
2.90%, 09/12/27 (Call 06/12/27)	205	194,611
3.00%, 06/20/27 (Call 03/20/27)	255	244,341
3.00%, 11/13/27 (Call 08/13/27)	250	238,327
3.20%, 05/13/25	859	838,874
3.20%, 05/11/27 (Call 02/11/27)	315	304,255
3.25%, 02/23/26 (Call 11/23/25)	327	317,690
3.35%, 02/09/27 (Call 11/09/26)	1,445	1,405,262
3.45%, 05/06/24	1,108	1,096,854
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(c)	400	373,908
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	10	8,959
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	623	615,113
4.90%, 10/01/26 (Call 08/01/26)	1,020	1,015,828
5.25%, 02/01/28	1,000	1,007,780
5.85%, 07/15/25 (Call 06/15/25)	787	802,244
6.02%, 06/15/26 (Call 03/15/26)	1,632	1,678,626
6.10%, 07/15/27 (Call 05/15/27)(d)	60	62,897
Diebold Nixdorf Inc.
8.50%, 10/15/26(d)	183	94,612
9.38%, 07/15/25 (Call 02/16/23)(b)(d)	309	203,344
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(d)	335	296,006
Exela Intermediate LLC/Exela Finance Inc., 11.50%,
07/15/26 (Call 03/03/23)(b)	279	33,957
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	455	405,041
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	215	206,998
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(c)	200	178,428
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	802	771,323
1.75%, 04/01/26 (Call 03/01/26)	57	51,974
4.90%, 10/15/25 (Call 07/15/25)	1,292	1,291,780
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	425	379,342
2.20%, 06/17/25 (Call 05/17/25)	531	499,783
3.00%, 06/17/27 (Call 04/17/27)	30	27,902
4.75%, 01/15/28 (Call 12/15/27)	450	447,282
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	35	31,334
2.20%, 02/09/27 (Call 01/09/27)	758	696,109

Schedule of Investments (unaudited)(continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
3.00%, 05/15/24	$1,465	$1,431,525
3.30%, 05/15/26	1,125	1,085,906
3.30%, 01/27/27	135	129,581
3.45%, 02/19/26	1,085	1,055,097
4.15%, 07/27/27 (Call 06/27/27)	605	599,936
4.50%, 02/06/26	280	280,286
4.50%, 02/06/28	280	280,512
6.22%, 08/01/27	5	5,382
7.00%, 10/30/25	197	210,561
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	375	323,347
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	341	331,210
Lenovo Group Ltd., 5.88%, 04/24/25(c)	600	600,900
NCR Corp., 5.75%, 09/01/27 (Call 09/01/23)(b)	225	219,497
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	694	645,476
2.38%, 06/22/27 (Call 04/22/27)	45	41,170
3.30%, 09/29/24 (Call 07/29/24)	265	258,070
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	225	209,621
Seagate HDD Cayman
4.75%, 01/01/25	218	213,984
4.88%, 03/01/24 (Call 01/01/24)	209	206,862
4.88%, 06/01/27 (Call 03/01/27)	225	218,293
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(b)	110	111,076
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	205	155,411
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	551	596,949
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	992	958,163
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(c)	400	355,828
		35,370,785
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	140	136,557
3.10%, 08/15/27 (Call 07/15/27)	135	130,887
3.25%, 03/15/24	177	174,982
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	395	378,382
6.50%, 04/15/26 (Call 04/15/23)(b)(d)	205	202,130
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	576	550,748
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	955	918,299
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27 (Call 02/24/27)	890	842,483
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(b)	230	145,222
Procter & Gamble Co. (The)
0.55%, 10/29/25	814	739,706
1.00%, 04/23/26	217	196,617
1.90%, 02/01/27	240	222,389
2.45%, 11/03/26	40	37,676
2.70%, 02/02/26	120	115,140
2.80%, 03/25/27	220	209,570
2.85%, 08/11/27	40	38,214
3.95%, 01/26/28(d)	850	848,912
4.10%, 01/26/26	850	849,745
Unilever Capital Corp.
0.63%, 08/12/24 (Call 03/03/23)	390	367,263
2.00%, 07/28/26	225	208,235
2.60%, 05/05/24 (Call 03/05/24)	777	757,746
2.90%, 05/05/27 (Call 02/05/27)	200	190,432
3.10%, 07/30/25	465	449,748

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
3.25%, 03/07/24 (Call 02/07/24)	$570	$561,467
3.38%, 03/22/25 (Call 01/22/25)	112	109,356
		9,381,906
Distribution & Wholesale — 0.1%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	290	271,115
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(c)	600	578,394
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.50%, 06/10/24(c)	400	359,932
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/23)(b)	185	175,950
IAA Inc., 5.50%, 06/15/27 (Call 06/15/23)(b)	215	215,738
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/23)(b)(d)	165	162,172
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(c)	700	632,394
3.56%, 04/26/24 (Call 03/26/24)(c)	200	195,590
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	400	355,192
2.50%, 07/09/24(c)	250	240,940
3.38%, 07/23/24(c)	200	194,696
Sumitomo Corp.
1.55%, 07/06/26(c)	400	358,740
2.60%, 07/09/24 (Call 06/09/24)(c)	500	481,060
Toyota Tsusho Corp., 2.60%, 09/19/24(c)	400	383,300
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(b)	225	218,459
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(b)	325	159,250
9.00%, 11/15/26 (Call 11/15/23)(b)	470	314,731
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	460	436,388
		5,734,041
Diversified Financial Services — 2.1%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/23)(b)	150	155,003
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	1,027	961,570
1.75%, 01/30/26 (Call 12/30/25)	695	623,881
2.45%, 10/29/26 (Call 09/29/26)	1,310	1,177,585
2.88%, 08/14/24 (Call 07/14/24)(d)	390	372,754
3.65%, 07/21/27 (Call 04/21/27)	920	852,003
4.45%, 10/01/25 (Call 08/01/25)	225	219,710
6.50%, 07/15/25 (Call 06/15/25)	845	861,190
Series 3NC1, 1.75%, 10/29/24 (Call 03/03/23)	832	776,189
Affiliated Managers Group Inc., 3.50%, 08/01/25	264	256,194
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(b)	230	237,192
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	10	9,320
1.88%, 08/15/26 (Call 07/15/26)	442	394,158
2.20%, 01/15/27 (Call 12/15/26)	512	460,913
2.30%, 02/01/25 (Call 01/01/25)	545	512,998
2.88%, 01/15/26 (Call 12/15/25)(d)	704	660,641
3.25%, 03/01/25 (Call 01/01/25)	382	366,411
3.38%, 07/01/25 (Call 06/01/25)	552	526,829
3.63%, 04/01/27 (Call 01/01/27)	5	4,703
3.75%, 06/01/26 (Call 04/01/26)	215	206,327
4.25%, 09/15/24 (Call 06/15/24)	508	500,197
5.30%, 02/01/28	450	449,392
5.85%, 12/15/27 (Call 11/15/27)	500	510,335

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	$232	$227,142
4.25%, 06/15/26 (Call 04/15/26)	130	125,323
5.25%, 08/11/25 (Call 07/11/25)(b)	550	538,142
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	601	590,008
4.63%, 03/30/25	278	275,565
4.75%, 06/09/27 (Call 05/09/27)	195	188,920
5.13%, 09/30/24	552	551,288
5.75%, 11/20/25 (Call 10/20/25)(d)	480	476,424
5.80%, 05/01/25 (Call 04/01/25)	424	429,024
7.10%, 11/15/27 (Call 10/15/27)(d)	500	527,590
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	938	848,140
2.25%, 03/04/25 (Call 02/01/25)	612	582,465
2.50%, 07/30/24 (Call 06/29/24)	1,041	1,006,387
2.55%, 03/04/27 (Call 02/01/27)	870	807,003
3.00%, 10/30/24 (Call 09/29/24)	334	324,909
3.13%, 05/20/26 (Call 04/20/26)	590	564,205
3.30%, 05/03/27 (Call 04/02/27)	550	523,594
3.38%, 05/03/24	215	211,304
3.63%, 12/05/24 (Call 11/04/24)	166	162,977
3.95%, 08/01/25 (Call 07/01/25)	900	886,851
4.20%, 11/06/25 (Call 10/06/25)	634	629,207
5.85%, 11/05/27 (Call 10/05/27)	235	248,642
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	195	187,194
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	149	143,818
3.70%, 10/15/24	179	175,837
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	260	215,210
3.95%, 07/15/26 (Call 06/15/26)(b)	250	219,370
Apollo Management Holdings LP
4.00%, 05/30/24(b)	207	202,823
4.95%, 01/14/50 (Call 01/14/24)(a)(b)	237	203,474
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	264	206,060
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/03/23)(b)(d)	200	194,254
Avation Capital SA, 8.25%, 05/15/21 (Call 03/03/23), (9.00% PIK)(b)(f)	25	21,368
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	282	250,704
1.95%, 09/20/26 (Call 08/20/26)(b)	677	588,848
3.50%, 11/01/27 (Call 07/01/27)(b)	10	8,958
4.13%, 08/01/25 (Call 06/01/25)(b)	350	330,176
4.88%, 10/01/25 (Call 07/01/25)(b)	95	90,730
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	405	361,823
2.53%, 11/18/27 (Call 10/18/27)(b)	364	313,848
2.88%, 02/15/25 (Call 01/15/25)(b)	635	595,185
3.25%, 02/15/27 (Call 12/15/26)(b)	237	213,757
3.95%, 07/01/24 (Call 06/01/24)(b)	528	512,076
4.25%, 04/15/26 (Call 03/15/26)(b)	512	485,606
4.38%, 05/01/26 (Call 03/01/26)(b)	370	351,507
5.25%, 05/15/24 (Call 04/15/24)(b)	318	314,292
5.50%, 01/15/26 (Call 12/15/25)(b)	327	320,238
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(c)	200	181,732
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	400	386,480

	Par
Security	(000)	Value

Diversified Financial Services (continued)
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	$330	$318,222
Blackstone Holdings Finance Co. LLC
3.15%, 10/02/27 (Call 07/02/27)(b)	102	94,138
5.90%, 11/03/27 (Call 10/03/27)(b)	15	15,607
Blue Bright Ltd., 2.38%, 02/09/26(c)	400	364,576
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(c)	600	543,552
2.63%, 01/17/25 (Call 12/17/24)(c)	600	570,192
3.25%, 04/29/25 (Call 03/29/25)(b)	700	670,285
3.50%, 10/10/24 (Call 09/10/24)(c)	200	194,240
BOCOM International Blossom Ltd., 1.75%, 06/28/26(c)	200	180,566
Bocom Leasing Management Hong Kong Co. Ltd., 1.13%, 06/18/24(c)	200	189,298
Brightsphere Investment Group Inc., 4.80%, 07/27/26	140	129,975
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	717	708,217
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	232	218,266
4.88%, 05/01/24 (Call 04/01/24)(b)	492	485,456
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1 day SOFR + 0.855%)(a)	857	758,411
2.64%, 03/03/26 (Call 03/03/25),
(1 day SOFR + 1.290%)(a)	873	826,277
3.20%, 02/05/25 (Call 01/05/25)	522	506,324
3.30%, 10/30/24 (Call 09/30/24)	1,009	980,677
3.65%, 05/11/27 (Call 04/11/27)	125	119,596
3.75%, 04/24/24 (Call 03/24/24)	432	426,051
3.75%, 07/28/26 (Call 06/28/26)	530	507,581
4.17%, 05/09/25 (Call 05/09/24)(a)	30	29,509
4.20%, 10/29/25 (Call 09/29/25)	460	449,986
4.25%, 04/30/25 (Call 03/31/25)	340	335,475
4.93%, 05/10/28 (Call 05/10/27),
(1 day SOFR + 2.057%)(a)	742	731,894
4.99%, 07/24/26 (Call 07/24/25)(a)	898	891,903
5.47%, 02/01/29 (Call 02/01/28)(a)	420	422,474
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(b)	180	164,129
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26 (Call 08/15/26)(c)	200	178,234
1.80%, 07/22/26(c)	400	360,064
1.99%, 07/21/25(c)	200	185,318
3.50%, 05/16/24(c)	400	391,948
CDBL Funding 1, 4.25%, 12/02/24(c)	400	392,608
CDBL Funding 2, 2.00%, 03/04/26(c)	1,000	914,710
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	760	726,393
0.90%, 03/11/26 (Call 02/11/26)	1,108	992,391
1.15%, 05/13/26 (Call 04/13/26)	874	785,446
2.45%, 03/03/27 (Call 02/03/27)	445	414,028
3.00%, 03/10/25 (Call 12/10/24)	258	250,167
3.20%, 03/02/27 (Call 12/02/26)	50	47,789
3.30%, 04/01/27 (Call 01/01/27)	225	216,650
3.45%, 02/13/26 (Call 11/13/25)	310	302,306
3.63%, 04/01/25 (Call 01/01/25)	15	14,685
3.75%, 04/01/24 (Call 03/02/24)	141	139,331
3.85%, 05/21/25 (Call 03/21/25)	209	205,748
4.20%, 03/24/25 (Call 02/22/25)	490	487,932
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(c)	400	361,912
2.50%, 03/18/25 (Call 02/18/25)(c)	400	375,500

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27 (Call 10/28/26)(c)	$400	$371,024
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(c)	800	777,104
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(c)	400	393,756
4.40%, 03/09/27(c)	400	387,584
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(c)	600	562,614
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(c)(e)	200	194,160
China Great Wall International Holdings VI Ltd., 4.25%, 04/28/25(c)	600	579,744
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(c)	400	367,432
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	55	54,206
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(c)	400	373,168
Citigroup Global Markets Holdings Inc./U.S.
0.75%, 06/07/24 (Call 03/07/23)	195	184,846
4.10%, 06/12/24(c)(g)	102	100,711
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(c)	200	181,092
1.73%, 09/10/24(c)	200	191,028
CMB International Leasing Management Ltd.
1.88%, 08/12/25(c)	600	548,976
2.00%, 02/04/26(c)	600	542,562
3.00%, 07/03/24(c)	400	386,860
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	438	426,546
CMS International Gemstone Ltd., 1.30%, 09/16/24(c)	400	373,764
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/23)(b)	135	114,380
Coastal Emerald Ltd., 4.30%, (Call 08/01/24)(a)(c)(e)	600	579,102
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(b)	175	164,085
6.63%, 03/15/26 (Call 03/15/23)(d)	170	155,543
CSCIF Asia Ltd., 1.13%, 06/10/24(c)	400	379,528
CSI MTN Ltd., 3.38%, 04/21/25 (Call 03/21/25)(c)	200	192,032
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(c)	400	386,504
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	375	364,200
3.95%, 11/06/24 (Call 08/06/24)	423	415,001
4.10%, 02/09/27 (Call 11/09/26)	90	86,744
4.50%, 01/30/26 (Call 11/30/25)(d)	262	259,066
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(c)	200	191,770
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	290	277,466
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	360	354,593
Enova International Inc.
8.50%, 09/01/24 (Call 03/03/23)(b)	103	100,777
8.50%, 09/15/25 (Call 09/15/23)(b)	180	171,245
Far East Horizon Ltd.
2.63%, 03/03/24(c)	200	189,970
3.38%, 02/18/25(c)	200	183,722
4.25%, 10/26/26(c)	200	176,582
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 11/15/23)(b)(d)	150	92,205
Franklin Resources Inc., 2.85%, 03/30/25	86	82,714
GFH Sukuk Ltd., 7.50%, 01/28/25(c)	400	401,372
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(b)(f)	825	756,742
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(b)	130	116,414
5.38%, 12/01/24 (Call 12/01/23)(b)	245	234,793

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(c)	$200	$183,332
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(c)	200	183,586
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(c)	400	374,796
Haitong International Securities Group Ltd.
3.13%, 05/18/25(c)	200	187,050
3.38%, 07/19/24(c)	400	385,704
Home Point Capital Inc., 5.00%, 02/01/26
(Call 02/01/23)(b)	225	163,145
Horse Gallop Finance Ltd., 1.70%, 07/28/25(c)	600	550,782
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(c)	200	189,074
1.63%, 11/02/24(c)	400	377,144
1.75%, 08/25/25(c)	600	551,838
1.75%, 08/02/26(c)	200	179,882
2.25%, 11/02/26(c)	200	182,002
2.70%, 01/27/27(c)	400	370,540
3.63%, 05/19/26(c)	200	192,502
3.75%, 03/05/24(c)	400	394,404
5.73%, 11/20/24, (3 mo. LIBOR US + 1.050%)(a)(c)	200	199,842
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(c)	400	402,364
Intercontinental Exchange Inc.
3.65%, 05/23/25 (Call 04/23/25)	935	922,069
3.75%, 12/01/25 (Call 09/01/25)	715	703,045
4.00%, 09/15/27 (Call 08/15/27)	1,165	1,149,820
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(c)(d)	200	181,604
Inventive Global Investments Ltd.
1.60%, 09/01/26(c)	200	178,702
1.65%, 09/03/25(c)	800	731,568
Invesco Finance PLC, 3.75%, 01/15/26	219	215,279
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	64	63,589
Jefferies Financial Group Inc.
4.85%, 01/15/27	195	195,679
6.45%, 06/08/27	27	28,613
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	130	109,221
JIC Zhixin Ltd., 1.50%, 08/27/25(c)	400	365,944
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(c)	600	536,634
2.88%, 09/24/24(c)	600	571,188
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(c)	200	175,666
KB Securities Co. Ltd., 2.13%, 11/01/26(c)	200	176,350
Korea Investment & Securities Co. Ltd., 2.13%, 07/19/26(c)	200	175,234
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(c)	400	351,104
4.50%, 02/23/27(c)	200	172,212
Lazard Group LLC, 3.75%, 02/13/25	134	130,478
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/23)(b)	210	160,994
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	550	521,713
Legend Fortune Ltd., 1.38%, 06/02/24(c)	400	380,532
Legg Mason Inc., 4.75%, 03/15/26	212	213,363
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)	140	115,854
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/23)(b)	175	166,532
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	325	307,944
1.38%, 04/06/26 (Call 03/06/24)(b)	870	779,050

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	$702	$668,121
2.95%, 11/21/26 (Call 08/21/26)	35	33,533
3.30%, 03/26/27 (Call 01/26/27)	230	223,528
3.38%, 04/01/24	733	722,782
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/25(c)	200	181,072
3.38%, 05/07/24(c)	200	193,634
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	200	196,356
5.08%, 09/15/27 (Call 08/15/27)(b)	50	50,310
Morgan Stanley, 5.05%, 01/28/27	955	958,161
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	25	24,264
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	190	185,459
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 01/15/24)(b)	260	241,688
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	285	260,325
5.88%, 10/25/24	230	227,456
6.13%, 03/25/24	310	309,306
6.75%, 06/25/25	230	229,506
6.75%, 06/15/26	225	222,273
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	330	318,054
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(c)	200	176,478
Nomura Holdings Inc.
1.65%, 07/14/26	635	564,102
1.85%, 07/16/25	640	589,056
2.33%, 01/22/27	735	660,868
2.65%, 01/16/25	875	832,554
5.10%, 07/03/25	375	373,931
5.39%, 07/06/27	350	353,251
5.71%, 01/09/26	280	283,707
5.84%, 01/18/28	280	288,669
Nuveen Finance LLC, 4.13%, 11/01/24(b)	670	656,727
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(c)	200	180,512
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	325	283,881
6.13%, 03/15/24 (Call 09/15/23)	501	496,927
6.63%, 01/15/28 (Call 07/15/27)	309	300,759
6.88%, 03/15/25	555	553,185
7.13%, 03/15/26	675	671,301
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	477,020
ORIX Corp.
3.25%, 12/04/24	321	311,993
5.00%, 09/13/27	240	244,798
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(b)	190	181,727
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/23)(b)	285	265,822
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	155	141,582
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(c)	400	315,972
Pioneer Reward Ltd., 2.00%, 04/09/26(c)	800	736,312
Power Finance Corp. Ltd.
3.25%, 09/16/24(c)	200	192,600
3.75%, 06/18/24(c)	200	195,086
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(c)	500	519,285
PRA Group Inc.
7.38%, 09/01/25 (Call 03/03/23)(b)	150	149,024

Security	Par (000)	Value

Diversified Financial Services (continued)
8.38%, 02/01/28	$75	$75,396
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 05/24/23)(b)	140	131,215
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	185	179,613
4.88%, 03/15/27 (Call 09/15/26)	316	300,494
6.63%, 03/15/25 (Call 09/15/24)	415	415,531
REC Ltd.
2.25%, 09/01/26(c)	200	177,852
2.75%, 01/13/27(c)	200	180,820
3.38%, 07/25/24(c)	400	387,492
3.50%, 12/12/24(c)	400	385,316
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
2.88%, 10/15/26 (Call 10/15/23)(b)	490	437,080
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(c)	200	176,206
Shenwan Hongyuan International Finance Ltd., 1.80%,
07/14/26(c)	200	181,846
Shinhan Card Co. Ltd.
1.38%, 10/19/25(c)	200	179,078
1.38%, 06/23/26(c)	200	174,594
2.50%, 01/27/27(c)	200	178,644
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(c)	400	386,472
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	230	203,085
4.20%, 10/29/25 (Call 09/29/25)	230	215,400
State Elite Global Ltd., 5.59%, 10/24/24,
(3 mo. LIBOR US + 0.770%)(a)(c)	200	199,840
Stifel Financial Corp., 4.25%, 07/18/24	125	123,445
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(b)	145	146,541
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%,
01/22/25 (Call 12/22/24)(c)	200	189,298
Sunrise Cayman Ltd., 5.25%, 03/11/24(c)	200	196,884
SURA Asset Management SA
4.38%, 04/11/27(c)	150	143,123
4.88%, 04/17/24(c)	206	204,607
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	170	158,632
4.25%, 08/15/24 (Call 05/15/24)	719	706,295
4.38%, 03/19/24 (Call 02/19/24)	405	400,436
4.50%, 07/23/25 (Call 04/24/25)	578	562,330
4.88%, 06/13/25 (Call 05/13/25)	545	534,803
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(b)	360	337,579
5.75%, 06/15/27 (Call 06/15/24)(b)	215	193,066
USAA Capital Corp.
0.50%, 05/01/24(b)	390	370,282
3.38%, 05/01/25(b)	875	851,585
Vertex Capital Investment Ltd., 4.75%, 04/03/24(c)	400	386,148
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	80	69,915
1.90%, 04/15/27 (Call 02/15/27)	1,310	1,201,781
3.15%, 12/14/25 (Call 09/14/25)	1,372	1,332,500
VistaJet Malta Finance PLC/XO Management Holding Inc.,
7.88%, 05/01/27 (Call 04/26/24)(b)(d)	230	222,569
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	370	329,792
2.85%, 01/10/25 (Call 12/10/24)	459	441,113
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/23)(b)(d)	130	100,359
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24
(Call 07/25/24)(c)	200	188,164

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(c)	$400	$359,548
		107,303,431
Electric — 1.8%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(c)	400	394,816
4.38%, 04/23/25(c)	300	298,428
4.38%, 06/22/26(c)	400	399,568
Adani Green Energy Ltd., 4.38%, 09/08/24(c)	400	310,352
Adani Transmission Ltd., 4.00%, 08/03/26(c)	200	161,538
AES Andes SA., 7.13%, 03/26/79 (Call 07/06/24)(a)(c)	400	389,436
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	587	528,852
3.30%, 07/15/25 (Call 06/15/25)(b)	580	553,610
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	800	782,872
Algonquin Power & Utilities Corp., 4.75%, 01/18/82
(Call 01/18/27)(a)	325	273,630
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	615	553,217
2.50%, 09/15/24 (Call 08/15/24)	514	494,833
3.65%, 02/15/26 (Call 11/15/25)	90	87,491
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	92	89,510
American Electric Power Co. Inc.
2.03%, 03/15/24	364	351,824
3.88%, 02/15/62 (Call 11/15/26)(a)	429	365,122
5.75%, 11/01/27 (Call 10/01/27)	540	564,122
Series N, 1.00%, 11/01/25 (Call 10/01/25)	105	94,803
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	92	89,163
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	25	23,181
3.15%, 05/15/25 (Call 02/15/25)(d)	132	126,860
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	169	163,403
3.20%, 04/15/25 (Call 03/15/25)	519	498,858
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	20	19,574
4.05%, 04/15/25 (Call 03/15/25)	1,184	1,169,745
Black Hills Corp.
1.04%, 08/23/24 (Call 02/16/23)	30	28,206
3.15%, 01/15/27 (Call 07/15/26)	95	89,486
3.95%, 01/15/26 (Call 07/15/25)	15	14,565
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/23)(b)	220	213,167
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(c)	200	190,388
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	400	411,104
CenterPoint Energy Houston Electric LLC, Series Z,
2.40%, 09/01/26 (Call 06/01/26)	155	144,403
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	285	257,580
2.50%, 09/01/24 (Call 08/01/24)	159	153,344
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)	300	285,942
CGNPC International Ltd.
2.75%, 07/02/24(c)	400	388,460
3.75%, 12/11/27(c)	400	388,012
China Clean Energy Development Ltd., 4.00%, 11/05/25(c)	400	388,580
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(c)(e)	400	383,104
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(c)(e)	200	196,644
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(c)	400	367,596

	Par
Security	(000)	Value

Electric (continued)
2.60%, 12/10/24(c)	$200	$191,998
3.08%, (Call 12/09/25)(a)(c)(e)	200	188,850
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(c)	500	477,880
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 03/02/23)(c)(d)	200	189,738
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	10	9,538
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24)(a)(c)(e)	200	192,300
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(c)	200	190,324
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	80	75,634
3.45%, 08/15/27 (Call 05/15/27)	270	255,428
Comision Federal de Electricidad, 4.75%, 02/23/27(c)(d)	400	386,352
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	32	28,823
Series A, 3.20%, 03/15/27 (Call 12/15/26)	215	206,757
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	581	559,828
Consumers Energy Co., 4.65%, 03/01/28	400	405,592
Dominion Energy Inc.
3.07%, 08/15/24(g)	427	414,096
3.90%, 10/01/25 (Call 07/01/25)	255	250,479
Series A, 1.45%, 04/15/26 (Call 03/15/26)	800	722,416
Series A, 3.30%, 03/15/25 (Call 02/15/25)	465	449,246
Series D, 2.85%, 08/15/26 (Call 05/15/26)	145	135,866
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	200	190,858
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(b)	230	224,512
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	20	18,708
4.22%, 11/01/24(g)	1,137	1,123,890
Series C, 2.53%, 10/01/24(g)	385	370,616
Series F, 1.05%, 06/01/25 (Call 05/01/25)	771	706,714
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	636	575,847
2.65%, 09/01/26 (Call 06/01/26)	390	364,853
3.25%, 01/15/82 (Call 10/15/26)(a)	279	227,388
3.75%, 04/15/24 (Call 01/15/24)	579	571,404
4.30%, 03/15/28 (Call 02/15/28)	815	803,557
5.00%, 12/08/25	230	231,983
5.00%, 12/08/27	695	707,232
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	415	398,744
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	315	305,304
Edison International
3.55%, 11/15/24 (Call 10/15/24)	536	521,791
4.70%, 08/15/25	410	404,559
4.95%, 04/15/25 (Call 03/15/25)	393	391,475
EDP Finance BV
3.63%, 07/15/24(b)	787	772,496
6.30%, 10/11/27(b)	355	374,511
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	875	850,517
Emera U.S. Finance LP
0.83%, 06/15/24	180	169,169
3.55%, 06/15/26 (Call 03/15/26)	225	213,358
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	459	448,411
Enel Finance America LLC, 7.10%, 10/14/27 (Call 09/14/27)(b)	500	534,875
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	690	609,380

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
2.65%, 09/10/24(b)	$625	$600,462
4.25%, 06/15/25(b)	385	377,677
4.63%, 06/15/27 (Call 05/15/27)(b)	550	537,410
6.80%, 10/14/25(b)	500	519,020
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)	250	246,965
Engie Energia Chile SA, 4.50%, 01/29/25(c)	200	195,446
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	195	192,525
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	348	313,405
2.95%, 09/01/26 (Call 06/01/26)	230	216,943
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	320	294,586
3.12%, 09/01/27 (Call 06/01/27)	135	127,181
5.59%, 10/01/24	45	45,533
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(c)	800	768,952
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	708	678,710
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	30	27,999
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	115	111,986
Evergy Missouri West Inc., 5.15%, 12/15/27
(Call 11/15/27)(b)	310	315,121
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	290	272,029
4.20%, 06/27/24	820	811,825
4.60%, 07/01/27 (Call 06/01/27)	940	942,171
Series H, 3.15%, 01/15/25 (Call 10/15/24)	144	139,425
Series L, 2.90%, 10/01/24 (Call 08/01/24)	432	420,405
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	310	279,589
Series U, 1.40%, 08/15/26 (Call 07/15/26)	155	138,868
Exelon Corp.
2.75%, 03/15/27	365	340,808
3.40%, 04/15/26 (Call 01/15/26)	761	731,443
3.95%, 06/15/25 (Call 03/15/25)	513	505,013
Fells Point Funding Trust, 3.05%, 01/31/27
(Call 12/31/26)(b)	137	127,470
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	121	113,516
Series A, 1.60%, 01/15/26 (Call 12/15/25)	150	135,405
Series B, 4.15%, 07/15/27 (Call 04/15/27)	647	618,254
FirstEnergy Transmission LLC, 4.35%, 01/15/25
(Call 10/15/24)(b)	185	181,202
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	975	940,358
3.13%, 12/01/25 (Call 06/01/25)	60	58,136
3.25%, 06/01/24 (Call 12/01/23)	110	107,956
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	347	325,479
Georgia Power Co., Series A, 2.20%, 09/15/24
(Call 08/15/24)	403	386,997
Hengjian International Investment Ltd., 1.88%, 06/23/25(c)	200	183,970
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(c)	600	566,226
Iberdrola International BV, 5.81%, 03/15/25	20	20,432
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)	570	554,416
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	241	234,874
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	600	596,766
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	50	47,502
3.65%, 06/15/24 (Call 03/15/24)	107	104,928
4.95%, 09/22/27 (Call 08/22/27)(b)	680	688,616
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(c)	200	187,384

	Par
Security	(000)	Value

Electric (continued)
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(b)	$100	$97,709
4.70%, 04/01/24 (Call 01/01/24)(b)	415	411,526
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(c)	200	187,822
4.88%, 05/24/26 (Call 02/24/26)(c)	200	194,484
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(c)	200	191,294
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(c)	200	185,948
3.60%, 05/06/25	200	193,714
Korea Electric Power Corp., 1.13%, 06/15/25(c)	600	548,298
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(c)	400	352,612
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(c)	200	177,138
Lamar Funding Ltd., 3.96%, 05/07/25(c)	514	492,797
Light Servicos de Eletricidade SA/Light Energia SA,
4.38%, 06/18/26 (Call 06/18/24)(c)	400	236,064
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)	15	14,495
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(c)	200	197,454
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	362	355,864
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(d)	73	74,112
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	100	95,534
4.10%, 04/15/24 (Call 01/15/24)(b)	363	358,470
National Central Cooling Co. PJSC, 2.50%, 10/21/27(c)	200	181,308
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	295	263,494
1.88%, 02/07/25	555	526,356
2.85%, 01/27/25 (Call 10/27/24)	100	96,526
3.05%, 04/25/27 (Call 01/25/27)	20	18,988
3.25%, 11/01/25 (Call 08/01/25)	5	4,790
3.45%, 06/15/25	480	467,002
4.80%, 03/15/28	300	303,300
5.45%, 10/30/25	550	561,209
Series D, 1.00%, 10/18/24	425	398,110
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	998	901,124
3.55%, 05/01/27 (Call 02/01/27)	600	575,976
3.80%, 03/15/82 (Call 03/15/27)(a)	50	43,597
4.20%, 06/20/24	850	842,588
4.26%, 09/01/24	975	967,024
4.45%, 06/20/25	937	932,118
4.63%, 07/15/27 (Call 06/15/27)	1,020	1,021,663
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	215	200,365
4.25%, 07/15/24 (Call 04/15/24)(b)	305	298,674
4.50%, 09/15/27 (Call 06/15/27)(b)	250	235,500
Niagara Mohawk Power Corp., 3.51%, 10/01/24
(Call 07/01/24)(b)	191	184,878
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	395	355,674
2.45%, 12/02/27 (Call 10/02/27)(b)	200	171,606
3.75%, 06/15/24 (Call 05/15/24)(b)	390	379,099
5.75%, 01/15/28 (Call 01/15/24)	165	157,582
6.63%, 01/15/27 (Call 07/15/23)	185	185,155
NTPC Ltd.
3.75%, 04/03/24(c)	400	392,768
4.25%, 02/26/26(c)	200	194,340
4.38%, 11/26/24(c)	200	196,558
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	923	831,854

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
2.75%, 06/01/24 (Call 05/01/24)	$237	$230,973
2.95%, 04/01/25 (Call 01/01/25)	69	66,432
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	517	482,645
3.15%, 01/01/26	917	868,225
3.40%, 08/15/24 (Call 05/15/24)	215	208,926
3.45%, 07/01/25	504	483,160
3.50%, 06/15/25 (Call 03/15/25)	501	478,189
4.95%, 06/08/25	465	461,494
5.45%, 06/15/27 (Call 05/15/27)	105	105,468
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	100	98,604
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/24)(c)	300	283,332
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(c)	600	582,678
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	450	413,316
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)	365	360,178
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	122	115,726
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	62	55,907
2.25%, 09/15/26 (Call 06/15/26)	15	13,888
3.00%, 05/15/25 (Call 02/15/25)	5	4,831
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	245	222,404
2.88%, 06/15/24 (Call 05/15/24)	522	507,473
5.85%, 11/15/27 (Call 10/15/27)	60	63,001
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	287	275,308
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(b)	140	131,428
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(c)	600	594,660
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(c)	450	419,890
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	10	9,441
3.30%, 04/01/25 (Call 03/01/25)	327	316,713
4.13%, 04/01/52 (Call 01/01/27)(a)	454	394,608
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	15	14,143
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(c)(e)	400	328,324
6.50%, (Call 04/25/24)(a)(c)(e)	400	373,576
7.00%, (Call 10/21/25)(a)(c)(e)	400	365,148
Southern California Edison Co.
5.85%, 11/01/27 (Call 10/01/27)	175	184,270
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	315	283,560
Series C, 4.20%, 06/01/25	482	476,221
Series D, 4.70%, 06/01/27 (Call 05/01/27)	435	437,127
Series E, 3.70%, 08/01/25 (Call 06/01/25)	474	461,809
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	745	708,905
5.15%, 10/06/25	910	920,128
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	317	302,703
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	404	354,122
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	596	566,713
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	335	300,679
4.15%, 12/01/25 (Call 09/01/25)	430	425,945
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	60	55,771
Series N, 1.65%, 03/15/26 (Call 02/15/26)	442	402,375
Southwestern Public Service Co., 3.30%, 06/15/24
(Call 12/15/23)	25	24,540

	Par
Security	(000)	Value

Electric (continued)
SP PowerAssets Ltd.
3.00%, 09/26/27(b)(d)	$200	$189,610
3.25%, 11/24/25(b)	200	192,580
SPIC MTN Co. Ltd., 1.63%, 07/27/25(c)	800	738,160
State Grid Europe Development 2014 PLC, 3.13%,
04/07/25 (Call 03/07/25)(c)	200	193,240
State Grid Europe Development PLC, 3.25%, 04/07/27
(Call 03/07/27)(c)	600	577,218
State Grid Overseas Investment 2014 Ltd., 4.13%,
05/07/24(c)	600	595,206
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(c)	200	182,356
3.50%, 05/04/27(c)	400	388,496
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(c)	200	177,708
2.88%, 05/18/26(c)	600	569,736
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(c)	200	203,004
Tampa Electric Co., 3.88%, 07/12/24(d)	490	482,135
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 03/01/23)(b)	175	166,464
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(c)	600	549,552
2.30%, 10/16/24 (Call 09/16/24)(c)	400	384,268
3.15%, 06/02/26(c)	400	383,296
TNB Global Ventures Capital Bhd, 3.24%, 10/19/26(c)	200	186,552
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(b)	300	291,924
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(c)	200	196,148
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)	125	120,618
UHI Capital Ltd., 3.00%, 06/12/24(c)	200	194,288
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	20	19,022
3.50%, 04/15/24 (Call 01/15/24)	50	49,256
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	192	185,597
Series A, 3.15%, 01/15/26 (Call 10/15/25)	445	431,468
Series A, 3.50%, 03/15/27 (Call 12/15/26)	225	217,183
Series B, 2.95%, 11/15/26 (Call 08/15/26)	5	4,719
Series B, 3.75%, 05/15/27 (Call 04/15/27)	550	536,261
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,140	1,101,308
3.70%, 01/30/27 (Call 11/30/26)(b)	387	359,879
5.00%, 07/31/27 (Call 07/31/23)(b)	555	522,033
5.13%, 05/13/25(b)	100	98,224
5.50%, 09/01/26 (Call 09/01/23)(b)	440	428,648
5.63%, 02/15/27 (Call 02/15/23)(b)	555	537,812
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	402	383,842
1.38%, 10/15/27 (Call 08/15/27)	3	2,615
4.75%, 01/09/26 (Call 12/09/25)	500	501,110
4.75%, 01/15/28	500	502,695
5.00%, 09/27/25 (Call 08/27/25)	270	271,631
5.15%, 10/01/27 (Call 09/01/27)	485	496,223
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)	249	237,531
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	495	504,509
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	745	670,530
3.30%, 06/01/25 (Call 12/01/24)	393	379,960

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.35%, 12/01/26 (Call 06/01/26)	$25	$23,898
Zhejiang Energy International Ltd., 1.74%, 07/20/26(c)	200	179,866
		93,557,967
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	25	22,082
3.15%, 06/01/25 (Call 03/01/25)	168	163,261
Energizer Holdings Inc., 6.50%, 12/31/27
(Call 08/31/24)(b)	125	122,015
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	130	120,087
Johnson Electric Holding, 4.13%, 07/30/24(c)	200	195,946
Molex Electronic Technologies LLC, 3.90%, 04/15/25
(Call 01/15/25)(b)	259	248,635
WESCO Distribution Inc., 7.13%, 06/15/25
(Call 06/15/23)(b)	640	650,182
		1,522,208
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	305	295,014
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	298	282,385
3.20%, 04/01/24 (Call 02/01/24)	234	229,697
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	460	445,519
4.00%, 04/01/25 (Call 01/01/25)	73	71,355
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	247	241,823
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	290	280,572
4.75%, 06/15/25 (Call 03/15/25)	142	140,732
6.00%, 01/15/28 (Call 12/15/27)	130	134,797
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	145	137,896
Foxconn Far East Ltd., 1.63%, 10/28/25(c)	800	725,512
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	450	399,433
1.35%, 06/01/25 (Call 05/01/25)	636	593,541
2.30%, 08/15/24 (Call 07/15/24)	770	744,405
2.50%, 11/01/26 (Call 08/01/26)	60	56,532
4.85%, 11/01/24	100	100,780
4.95%, 02/15/28 (Call 01/15/28)	925	960,918
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	65	60,659
3.35%, 03/01/26 (Call 12/01/25)	60	57,689
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	255	230,364
4.25%, 05/15/27 (Call 04/15/27)	342	332,219
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	176	175,159
4.60%, 04/06/27 (Call 01/06/27)	5	5,009
Legrand France SA, 8.50%, 02/15/25	373	403,097
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/23)(b)	185	174,696
Sensata Technologies BV
5.00%, 10/01/25(b)	300	296,637
5.63%, 11/01/24(b)	160	160,536
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 02/13/23)	534	501,020
1.75%, 08/09/26 (Call 07/09/26)	315	274,595
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	390	387,664
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	105	98,883
3.45%, 08/01/24 (Call 05/01/24)	65	63,805

	Par
Security	(000)	Value

Electronics (continued)
3.70%, 02/15/26 (Call 11/15/25)	$75	$73,584
4.50%, 02/13/26	200	200,230
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	340	295,735
		9,632,492
Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt
Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(c)	200	185,536
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27
(Call 02/02/24)(c)	400	338,792
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(c)	200	174,998
1.88%, 09/17/25 (Call 08/17/25)(c)	600	548,976
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27
(Call 02/09/24)(b)	194	175,443
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26 (Call 11/15/23)(b)	320	299,670
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(c)	382	341,722
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(c)	200	192,074
5.95%, 07/29/26 (Call 07/29/23)(c)	400	374,588
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25
(Call 04/06/24)(c)	200	189,156
Hanwha Energy USA Holdings Corp., 4.13%, 07/05/25(c)	200	195,302
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25
(Call 03/02/23)(c)	250	191,952
SK Battery America Inc., 2.13%, 01/26/26(c)	400	350,072
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	170	153,009
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(c)	300	278,508
		3,989,798
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	430	422,471
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)(d)	420	359,138
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26
(Call 06/02/26)(c)	400	363,184
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 07/15/23)(b)(d)	420	343,665
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%,
02/01/26 (Call 02/01/23)(b)	155	147,614
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(c)(e)	600	579,894
3.65%, (Call 11/21/26)(a)(c)(e)	200	187,680
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(c)	400	382,144
4.00%, 07/06/27(c)	200	196,522
China State Construction Finance Cayman I Ltd., 3.40%,
(Call 06/08/26)(a)(c)(e)	400	373,744
China State Construction Finance Cayman III Ltd., 4.00%,
(Call 12/03/24)(a)(c)(e)	200	195,070
Chongqing International Logistics Hub Park Construction
Co. Ltd., 4.30%, 09/26/24(c)	200	177,086
Chouzhou International Investment Ltd., 4.00%,
02/18/25(c)	600	570,168
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(c)	400	366,592
Delhi International Airport Ltd., 6.13%, 10/31/26(c)	200	194,084
Dianjian Haiyu Ltd.
3.45%, (Call 09/29/25)(a)(c)(e)	400	381,712
4.30%, (Call 06/20/24)(a)(c)(e)	200	197,822
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	151	147,205
Henan Water Conservancy Investment Group Co. Ltd.,
2.80%, 09/18/25(c)	400	363,396
Hongkong International Qingdao Co. Ltd., 4.00%,
10/08/24(c)	200	187,866

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Engineering & Construction (continued)
HTA Group Ltd./Mauritius, 7.00%, 12/18/25
(Call 03/02/23)(c)	$200	$188,038
IHS Holding Ltd., 5.63%, 11/29/26 (Call 11/29/23)(c)	400	338,512
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	145	109,250
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(c)	250	235,385
Mexico City Airport Trust, 4.25%, 10/31/26
(Call 07/31/26)(c)	400	388,392
Powerchina Roadbridge Group British Virgin Islands Ltd.,
3.08%, (Call 04/01/26)(a)(c)(e)	200	187,878
Promontoria Holding 264 BV, 7.88%, 03/01/27
(Call 03/01/24)(b)	185	174,945
Sepco Virgin Ltd., 3.55%, (Call 10/25/24)(a)(c)(e)	200	194,172
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	22,022
3.63%, 04/28/26 (Call 01/28/26)(b)	350	332,143
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(b)	230	204,880
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(c)	400	383,696
Xingcheng Bvi Ltd., 2.38%, 10/08/26(c)	200	174,968
Yongda Investment Ltd., 2.25%, 06/16/25(c)	400	372,004
Zhengzhou Urban Construction Investment Group Co.
Ltd., 5.20%, 08/30/25	200	193,856
		9,637,198
Entertainment — 0.3%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	224	200,402
AMC Entertainment Holdings Inc., 10.00%, 06/15/26
(Call 06/15/23), (12.00% PIK)(b)(d)(f)	605	304,708
Banijay Entertainment SASU, 5.38%, 03/01/25
(Call 03/01/23)(b)	200	192,942
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/23)(b)	1,450	1,444,577
8.13%, 07/01/27 (Call 07/01/23)(b)(d)	765	776,475
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%,
07/01/25 (Call 07/01/23)(b)	440	440,264
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/23)(b)	120	116,076
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)	235	227,405
5.50%, 05/01/25 (Call 05/01/23)(b)	440	436,964
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/23)(b)	285	276,613
Cinemark USA Inc.
5.88%, 03/15/26 (Call 03/15/23)(b)	170	152,784
8.75%, 05/01/25 (Call 05/01/23)(b)(d)	112	114,635
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	130	106,165
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 04/15/23)(b)	171	172,036
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	295	280,775
6.25%, 01/15/27 (Call 07/15/26)(b)	335	336,360
6.50%, 02/15/25 (Call 08/15/24)(b)	325	328,367
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	91	81,150
4.75%, 10/15/27 (Call 10/15/23)(b)	405	374,605
4.88%, 11/01/24 (Call 03/03/23)(b)	255	248,798
5.63%, 03/15/26 (Call 03/15/23)(b)	140	135,867
6.50%, 05/15/27 (Call 05/15/23)(b)	520	522,897
Magallanes Inc.
3.43%, 03/15/24(b)	590	577,657
3.64%, 03/15/25(b)	887	855,396
3.76%, 03/15/27 (Call 02/15/27)(b)	1,929	1,807,338
3.79%, 03/15/25 (Call 03/15/23)(b)	252	243,419
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(b)	180	171,583

	Par
Security	(000)	Value

Entertainment (continued)
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 02/16/23)(b)	$220	$219,960
8.00%, 02/01/26 (Call 02/01/23)(b)	494	468,012
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(b)(d)	175	158,204
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)	160	147,486
Penn Entertainment Inc., 5.63%, 01/15/27
(Call 01/15/24)(b)	175	164,460
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%,
11/01/26 (Call 11/01/23)(b)	165	153,473
Scientific Games International Inc., 8.63%, 07/01/25
(Call 07/01/23)(b)	260	266,646
SeaWorld Parks & Entertainment Inc., 8.75%, 05/01/25
(Call 05/01/23)(b)(d)	120	123,176
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/03/23)(b)	398	389,495
5.50%, 04/15/27 (Call 04/15/23)(b)(d)	225	212,362
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/23)(b)	167	169,223
Speedway Motorsports LLC/Speedway Funding II Inc.,
4.88%, 11/01/27 (Call 11/01/23)(b)	150	140,835
Universal Entertainment Corp., 8.50%, 12/11/24
(Call 12/11/23)(b)	325	305,058
Vail Resorts Inc., 6.25%, 05/15/25 (Call 03/03/23)(b)	280	281,554
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 04/15/25 (Call 04/15/23)(b)	257	257,871
		14,384,073
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/23)(b)	250	241,160
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(c)	200	202,210
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/23)(b)	330	313,827
4.25%, 06/01/25 (Call 06/01/23)(b)	230	222,631
5.13%, 12/15/26 (Call 12/15/23)(b)	205	199,483
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(b)	210	177,601
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	310	279,440
2.50%, 08/15/24 (Call 07/15/24)	750	723,697
2.90%, 07/01/26 (Call 04/01/26)	15	14,192
3.20%, 03/15/25 (Call 12/15/24)	272	263,318
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/23)(b)	275	272,528
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	125	135,318
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	480	435,475
3.13%, 03/01/25 (Call 12/01/24)	405	392,992
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/23)(b)	215	199,972
		4,073,844
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(b)	320	295,501
4.63%, 01/15/27 (Call 01/15/24)(b)	580	550,548
7.50%, 03/15/26 (Call 03/15/23)(b)	276	283,985
Almarai Sukuk Ltd., 4.31%, 03/05/24(c)	200	198,134
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)(d)	200	202,906
Aragvi Finance International SR, 8.45%, 04/29/26
(Call 04/29/24)(c)	250	185,345
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)	400	365,120
5.25%, 09/15/27 (Call 03/01/23)	230	185,923
Bestfoods, Series E, 7.25%, 12/15/26	50	55,320
Blossom Joy Ltd., 3.10%, (Call 07/21/25)(a)(c)(e)	600	567,132

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	$232	$224,975
3.95%, 03/15/25 (Call 01/15/25)	517	509,317
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(c)	400	386,088
5.15%, 02/12/25 (Call 11/12/24)(c)	200	200,232
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25
(Call 05/17/25)(c)	600	553,980
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26
(Call 06/14/26)(c)	400	343,992
Chobani LLC/Chobani Finance Corp. Inc., 7.50%,
04/15/25 (Call 04/15/23)(b)	225	220,822
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	500	428,010
4.30%, 05/01/24 (Call 04/01/24)	728	720,414
4.60%, 11/01/25 (Call 09/01/25)	619	614,729
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	800	757,328
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 08/15/23)(b)	20	18,790
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	100	96,810
4.00%, 04/17/25 (Call 02/17/25)	655	645,077
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(c)	400	394,308
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	392	361,612
2.05%, 11/15/24 (Call 10/15/24)	450	431,478
2.30%, 08/15/26 (Call 05/15/26)	25	23,297
3.20%, 08/21/25 (Call 05/21/25)	30	29,091
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%,
06/01/26 (Call 06/01/23)(b)	155	106,059
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(b)	415	370,163
JM Smucker Co. (The), 3.50%, 03/15/25	660	641,612
KeHE Distributors LLC/KeHE Finance Corp., 8.63%,
10/15/26 (Call 10/15/23)(b)	70	70,189
Kellogg Co.
3.25%, 04/01/26	240	231,698
3.40%, 11/15/27 (Call 08/15/27)	100	95,647
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,118	1,064,370
3.88%, 05/15/27 (Call 02/15/27)	562	547,405
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	335	313,198
3.50%, 02/01/26 (Call 11/01/25)	445	431,405
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	140	123,683
2.70%, 04/01/25 (Call 03/01/25)(b)	509	488,966
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	435	388,368
3.15%, 08/15/24 (Call 06/15/24)	334	325,286
3.40%, 08/15/27 (Call 05/15/27)	139	132,307
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	705	658,519
1.25%, 09/24/26 (Call 08/24/26)(b)	465	410,939
2.25%, 09/19/24 (Call 08/19/24)(b)	290	278,336
4.25%, 09/15/25(b)	300	296,784
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	541	505,808
2.63%, 03/17/27 (Call 01/17/27)	7	6,517
NBM U.S. Holdings Inc., 7.00%, 05/14/26
(Call 03/02/23)(c)	400	399,464

	Par
Security	(000)	Value

Food (continued)
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)	$400	$359,176
1.15%, 01/14/27 (Call 12/14/26)(b)	385	342,226
3.50%, 09/24/25 (Call 07/24/25)(b)	525	514,915
4.00%, 09/12/25(b)	900	891,171
4.13%, 10/01/27 (Call 09/01/27)(b)	465	464,544
Performance Food Group Inc.
5.50%, 10/15/27 (Call 10/15/23)(b)	475	458,399
6.88%, 05/01/25 (Call 05/01/23)(b)(d)	125	125,923
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/23)(b)	47	46,617
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/23)(b)	200	197,208
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(c)	400	388,604
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(b)	215	165,535
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	407	380,590
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	107	101,167
3.30%, 07/15/26 (Call 04/15/26)	597	573,621
3.75%, 10/01/25 (Call 07/01/25)	75	73,165
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	255	244,525
3.95%, 08/15/24 (Call 05/15/24)	146	144,181
4.00%, 03/01/26 (Call 01/01/26)	902	887,559
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/23)(b)	419	419,545
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(c)	200	178,668
Walmart Inc., 3.90%, 09/09/25	220	218,970
Yili Holding Investment Co., 1.63%, 11/19/25
(Call 10/19/25)(c)	200	181,170
		25,094,466
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(b)	240	236,523
6.38%, 05/01/25 (Call 05/01/23)(b)	685	684,945
		921,468
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27
(Call 08/02/27)	200	188,798
Clearwater Paper Corp., 5.38%, 02/01/25(b)(d)	156	152,329
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	252	246,363
5.50%, 01/17/27	338	340,660
Georgia-Pacific LLC
0.63%, 05/15/24(b)	728	690,501
0.95%, 05/15/26 (Call 04/15/26)(b)	40	35,666
1.75%, 09/30/25 (Call 08/30/25)(b)	454	420,681
2.10%, 04/30/27 (Call 02/28/27)(b)	160	146,006
3.60%, 03/01/25 (Call 12/01/24)(b)	642	628,069
Inversiones CMPC SA
4.38%, 04/04/27(c)	200	195,062
4.75%, 09/15/24 (Call 06/15/24)(c)	200	198,848
Mercer International Inc., 5.50%, 01/15/26 (Call 03/03/23)	146	140,893
Resolute Forest Products Inc., 4.88%, 03/01/26
(Call 03/01/23)(b)	135	133,805
Suzano Austria GmbH, 5.75%, 07/14/26(c)	200	202,360
		3,720,041
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	315	306,520
5.63%, 05/20/24 (Call 03/20/24)	274	269,934
5.75%, 05/20/27 (Call 02/20/27)	230	216,761

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.88%, 08/20/26 (Call 05/20/26)	$280	$270,457
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	775	756,454
4.25%, 07/15/27 (Call 04/15/27)(b)	70	67,137
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	5	4,758
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(c)	200	187,588
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	10	9,231
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	355	335,166
4.63%, 08/05/27 (Call 07/05/27)(b)	430	418,760
East Ohio Gas Co. (The), 1.30%, 06/15/25
(Call 05/15/25)(b)	833	760,804
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	424	414,566
Series A, 2.50%, 11/15/24 (Call 10/15/24)	465	448,223
ENN Clean Energy International Investment Ltd., 3.38%,
05/12/26 (Call 05/12/24)(c)	400	362,120
ENN Energy Holdings Ltd., 4.63%, 05/17/27
(Call 04/17/27)(c)	400	393,616
KeySpan Gas East Corp., 2.74%, 08/15/26
(Call 05/15/26)(b)	400	364,108
Korea Gas Corp.
1.13%, 07/13/26(c)	600	528,978
3.50%, 07/21/25(c)	200	193,160
3.50%, 07/02/26(c)	600	573,846
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	505	504,187
5.50%, 01/15/26 (Call 12/15/25)	140	140,599
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	982	895,790
ONE Gas Inc., 1.10%, 03/11/24 (Call 02/16/23)	95	91,083
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	400	398,340
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(c)	200	187,934
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26
(Call 05/19/26)(c)	400	349,292
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,030	974,792
3.15%, 09/15/24 (Call 06/15/24)	190	185,180
3.20%, 06/15/25 (Call 03/15/25)	65	62,704
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	182	170,840
Southern Co. Gas Capital Corp., 3.25%, 06/15/26
(Call 03/15/26)	345	328,906
Talent Yield International Ltd., 2.00%, 05/06/26
(Call 04/26/26)(c)	200	182,840
Towngas Finance Ltd., 4.75%, (Call 02/12/24)(a)(c)(e)	200	196,634
		11,551,308
Hand & Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 02/15/26	60	60,901
6.05%, 04/15/28	100	101,382
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	245	233,433
3.40%, 03/01/26 (Call 01/01/26)	195	187,711
4.00%, 03/15/60 (Call 03/15/25)(a)	330	289,743
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25
(Call 07/15/23)(b)(d)	113	75,933
		949,103
Health Care - Products — 0.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	848	823,790
3.75%, 11/30/26 (Call 08/30/26)	130	128,349
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	230	214,024
Security	Par (000)	Value

Health Care - Products (continued)
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	$1,247	$1,125,517
2.60%, 08/15/26 (Call 05/15/26)	5	4,659
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	394	370,581
3.45%, 03/01/24 (Call 02/01/24)	439	432,529
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(d)	20	19,444
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)	729	699,723
GE Healthcare Holding LLC
5.55%, 11/15/24(b)	430	433,943
5.60%, 11/15/25 (Call 10/15/25)(b)	740	752,247
5.65%, 11/15/27 (Call 10/15/27)(b)	550	569,454
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	50	45,036
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	639	590,193
3.38%, 05/15/24 (Call 02/15/24)	416	408,304
3.38%, 11/01/25 (Call 08/01/25)	676	655,145
3.50%, 03/15/26 (Call 12/15/25)	297	288,105
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/23)	225	214,958
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 03/03/23)	1,255	1,185,272
4.80%, 11/21/27 (Call 10/21/27)	694	712,669
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)(d)	110	109,326
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 03/03/23)	130	122,684
3.05%, 01/15/26 (Call 12/15/25)	477	454,199
		10,360,151
Health Care - Services — 0.7%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	740	723,239
Air Methods Corp., 8.00%, 05/15/25 (Call 03/03/23)(b)	225	10,375
Akumin Inc., 7.00%, 11/01/25 (Call 03/03/23)(b)	200	155,008
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 07/15/23)(b)	220	208,978
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)	490	470,493
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(b)	820	725,749
8.00%, 03/15/26 (Call 03/15/23)(b)	900	873,801
8.00%, 12/15/27 (Call 12/15/23)(b)	247	233,553
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	287	264,964
2.76%, 10/01/24 (Call 07/01/24)	768	742,564
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	942	858,803
2.38%, 01/15/25 (Call 12/15/24)	923	882,037
3.35%, 12/01/24 (Call 10/01/24)	438	427,904
3.50%, 08/15/24 (Call 05/15/24)	852	833,844
4.90%, 02/08/26	750	750,540
5.35%, 10/15/25 (Call 09/15/25)	445	452,254
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/23)	138	137,389
Envision Healthcare Corp., 8.75%, 10/15/26
(Call 10/15/23)(b)	400	106,164
Fresenius Medical Care U.S. Finance II Inc., 4.75%,
10/15/24 (Call 07/17/24)(b)(d)	195	192,272
Fresenius Medical Care U.S. Finance III Inc., 1.88%,
12/01/26 (Call 11/01/26)(b)	100	86,930
Global Medical Response Inc., 6.50%, 10/01/25
(Call 10/01/23)(b)	260	183,113
Hadrian Merger Sub Inc., 8.50%, 05/01/26
(Call 05/01/23)(b)	135	113,114

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	$562	$522,385
4.50%, 02/15/27 (Call 08/15/26)	230	226,134
5.00%, 03/15/24	931	928,821
5.25%, 04/15/25	758	758,826
5.25%, 06/15/26 (Call 12/15/25)	736	737,303
5.38%, 02/01/25	1,310	1,315,070
5.38%, 09/01/26 (Call 03/01/26)	683	686,961
5.88%, 02/15/26 (Call 08/15/25)	809	822,308
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.50%, 06/01/25 (Call 05/01/25)(b)	272	251,556
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	586	525,337
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	752	662,790
3.85%, 10/01/24 (Call 07/01/24)	218	214,734
3.95%, 03/15/27 (Call 12/15/26)	20	19,537
4.50%, 04/01/25 (Call 03/01/25)	519	516,701
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	475	462,982
5.00%, 05/15/27 (Call 05/15/23)(b)	425	413,181
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	462	415,874
2.30%, 12/01/24 (Call 11/01/24)	205	195,404
3.25%, 09/01/24 (Call 07/01/24)	356	347,207
3.60%, 02/01/25 (Call 11/01/24)	636	619,648
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 03/03/23)(b)	260	227,305
6.75%, 04/15/25 (Call 04/15/23)(b)	255	248,520
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(b)	230	222,578
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	385	349,757
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 11/01/23)(b)	375	331,721
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	250	240,773
3.50%, 03/30/25 (Call 12/30/24)	365	354,714
4.25%, 04/01/24 (Call 01/01/24)	65	64,496
Quorum Health Corp., 11.63%, 04/15/23(h)	100	—
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(b)	555	486,141
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	250	225,718
1.88%, 03/08/24(b)	1,000	969,850
2.13%, 03/10/25 (Call 02/10/25)(b)	920	878,416
2.31%, 03/10/27 (Call 02/10/27)(b)	780	725,291
2.63%, 05/15/26 (Call 02/15/26)(b)	200	189,466
3.00%, 11/10/25 (Call 08/10/25)(b)	50	48,273
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(b)	340	277,375
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(b)	535	522,465
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 03/03/23)(b)(d)	78	77,513
10.00%, 04/15/27 (Call 04/15/23)(b)(d)	145	148,673
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	222	203,110
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 02/16/23)(b)(d)	305	203,472
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/03/23)	320	315,648
4.63%, 09/01/24	257	253,335
4.88%, 01/01/26 (Call 03/01/23)	885	861,786
5.13%, 11/01/27	655	630,516
Security	Par (000)	Value

Health Care - Services (continued)
6.25%, 02/01/27	$650	$635,375
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/23)(b)	325	294,333
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	570	560,703
0.55%, 05/15/24 (Call 02/13/23)	270	256,314
1.15%, 05/15/26 (Call 04/15/26)	1,067	966,670
1.25%, 01/15/26	223	205,535
2.38%, 08/15/24	645	623,902
3.10%, 03/15/26	157	151,871
3.38%, 04/15/27	40	38,716
3.45%, 01/15/27	98	95,442
3.75%, 07/15/25	1,241	1,223,998
5.00%, 10/15/24	800	807,984
5.15%, 10/15/25	510	520,220
5.25%, 02/15/28 (Call 01/15/28)	370	385,403
Universal Health Services Inc., 1.65%, 09/01/26	390	343,403
UPMC, Series D-1, 3.60%, 04/03/25	75	72,442
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/23)(b)	220	72,046
		36,387,116
Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(c)	200	198,940
Amipeace Ltd.
1.50%, 10/22/25(c)	200	182,716
1.75%, 11/09/26(c)	200	181,162
2.50%, 12/05/24(c)	800	768,344
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	392	342,882
2.88%, 06/15/27 (Call 05/15/27)	35	31,062
3.25%, 07/15/25 (Call 06/15/25)	661	622,285
3.88%, 01/15/26 (Call 12/15/25)	630	593,359
4.20%, 06/10/24 (Call 05/10/24)	542	532,981
4.25%, 03/01/25 (Call 01/01/25)	454	439,404
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	220	192,707
2.95%, 03/10/26 (Call 02/10/26)	187	169,297
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	210	185,644
Beijing State-Owned Assets Management Hong Kong Co.
Ltd., 4.13%, 05/26/25(c)	300	291,753
Blackstone Private Credit Fund
1.75%, 09/15/24	425	396,797
2.63%, 12/15/26 (Call 11/15/26)	577	496,347
2.70%, 01/15/25 (Call 11/15/24)	407	380,842
3.25%, 03/15/27 (Call 02/15/27)	484	424,047
4.70%, 03/24/25(d)	457	443,651
7.05%, 09/29/25(b)	220	223,126
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	390	331,426
2.75%, 09/16/26 (Call 08/16/26)	370	328,268
3.63%, 01/15/26 (Call 12/15/25)	560	522,491
Bright Galaxy International Ltd., 3.25%, 07/15/26(c)	200	171,904
Ccthk 2021 Ltd., 2.75%, 01/19/27(c)	200	183,714
CITIC Ltd.
2.45%, 02/25/25(c)	400	379,248
2.88%, 02/17/27 (Call 01/17/27)(c)	200	187,422
3.70%, 06/14/26(c)	200	192,878
3.88%, 02/28/27(c)	400	389,440
CK Hutchison International 19 Ltd., 3.25%, 04/11/24
(Call 03/11/24)(b)	770	755,131
CK Hutchison International 21 Ltd., 1.50%, 04/15/26
(Call 03/15/26)(b)	460	416,737

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
1.65%, 10/12/24	$368	$341,250
2.63%, 01/15/27 (Call 12/15/26)	15	12,966
3.25%, 07/15/27 (Call 06/15/27)	450	393,224
3.40%, 01/15/26 (Call 12/15/25)	472	431,314
4.13%, 02/01/25 (Call 01/01/25)(d)	80	76,981
4.25%, 02/14/25 (Call 01/14/25)(b)	140	132,468
4.63%, 07/15/24 (Call 06/15/24)	366	359,694
Fund of National Welfare Samruk-Kazyna JSC, 2.00%,
10/28/26 (Call 07/28/26)(c)	200	176,320
Gaci First Investment Co., 5.00%, 10/13/27
(Call 09/13/27)(c)	600	610,824
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	350	328,069
3.75%, 02/10/25 (Call 01/10/25)(d)	201	195,294
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	280	237,894
2.50%, 08/24/26 (Call 07/24/26)	325	285,165
3.38%, 04/15/24 (Call 03/15/24)	65	63,041
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26
(Call 01/29/26)(c)	200	194,580
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(c)	600	548,292
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(c)	200	176,264
4.75%, 04/27/27(c)	400	364,548
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24 (Call 10/13/24)(c)	400	375,596
3.75%, 05/29/24(c)	400	383,964
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(c)	400	370,272
4.88%, 11/22/26(c)	400	369,612
5.00%, 11/19/25(c)	400	378,420
5.50%, 01/16/25(c)	800	776,624
Huatong International Investment Holdings Co. Ltd.,
2.98%, 03/04/24(c)	400	381,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	460	449,022
5.25%, 05/15/27 (Call 11/15/26)	613	573,337
6.25%, 05/15/26 (Call 05/15/23)	545	537,860
6.38%, 12/15/25 (Call 03/03/23)	325	322,199
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(c)	400	376,056
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(c)	400	395,072
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	447	393,834
5.20%, 05/01/24	245	243,787
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(c)	600	576,624
2.50%, 05/21/26 (Call 04/21/26)(c)	400	374,796
3.00%, 04/19/24(c)	200	195,236
3.00%, 03/28/27 (Call 02/28/27)(c)	200	188,168
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	90	86,191
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(c)	400	398,836
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	5	4,447
3.50%, 02/25/25 (Call 01/25/25)	365	352,189
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	115	98,907
3.40%, 07/15/26 (Call 06/15/26)	260	235,235
3.75%, 07/22/25 (Call 06/22/25)	397	374,307
4.00%, 03/30/25 (Call 02/28/25)	392	377,190
Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.25%, 01/15/26 (Call 12/15/25)	$379	$356,787
5.25%, 04/15/24 (Call 03/15/24)	149	148,423
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	5	4,263
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	45	39,349
4.70%, 02/08/27 (Call 01/08/27)	200	182,280
7.75%, 09/16/27 (Call 08/16/27)(b)	210	211,502
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	350	288,974
3.75%, 06/17/26 (Call 05/17/26)(b)	45	39,862
4.75%, 12/15/25 (Call 11/15/25)(b)	163	149,887
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	50	43,769
3.71%, 01/22/26 (Call 12/22/25)	180	164,446
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(c)	400	364,544
3.25%, 05/21/24(c)	200	196,046
3.63%, 05/04/27(c)	200	194,500
Senaat Sukuk Ltd., 4.76%, 12/05/25(c)	200	198,114
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(c)	400	350,616
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	20	17,896
3.88%, 11/01/24 (Call 10/01/24)	300	291,552
Stena AB, 7.00%, 02/01/24(b)	150	149,964
Stena International SA
5.75%, 03/01/24(b)	100	98,997
6.13%, 02/01/25 (Call 02/01/23)(b)	160	151,582
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(c)	200	194,378
Xi Yang Overseas Ltd., 4.30%, 06/05/24(c)	400	389,488
Yieldking Investment Ltd., 2.80%, 08/18/26(c)	200	175,634
Zhongyuan Sincere Investment Co. Ltd., 4.25%,
06/28/24(c)	600	584,970
		30,461,097
Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/23)(b)(d)	100	86,274
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/23)	155	139,866
6.75%, 03/15/25 (Call 03/15/23)(d)	100	98,054
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 6.25%, 09/15/27
(Call 09/15/23)(b)	260	231,678
Century Communities Inc., 6.75%, 06/01/27
(Call 06/01/23)	220	217,761
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	525	462,483
1.40%, 10/15/27 (Call 08/15/27)	90	76,875
2.50%, 10/15/24 (Call 09/15/24)	457	439,844
Empire Communities Corp., 7.00%, 12/15/25
(Call 12/15/23)(b)	205	185,525
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(b)	190	170,310
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 02/15/23)(b)	99	96,246
10.50%, 02/15/26 (Call 02/15/23)(b)(d)	135	134,495
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	130	132,909
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	333	331,149
4.75%, 05/30/25 (Call 02/28/25)	435	430,228
4.75%, 11/29/27 (Call 05/29/27)	688	678,630
5.00%, 06/15/27 (Call 12/15/26)	20	19,976
5.25%, 06/01/26 (Call 12/01/25)	100	101,180

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
5.88%, 11/15/24 (Call 05/15/24)	$405	$409,269
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/23)(b)	210	192,125
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	130	125,291
6.00%, 06/01/25 (Call 03/01/25)	195	195,901
New Home Co. Inc. (The), 7.25%, 10/15/25
(Call 10/15/23)(b)(d)	125	108,841
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	65	65,321
5.50%, 03/01/26 (Call 12/01/25)	225	227,446
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	110	96,528
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(b)	200	194,080
5.88%, 06/15/27 (Call 03/15/27)(b)	225	221,319
Taylor Morrison Communities Inc./Taylor Morrison
Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	146	145,439
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(d)	191	187,893
4.88%, 03/15/27 (Call 12/15/26)	354	345,200
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24	185	184,600
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	130	122,353
		6,855,089
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	57	56,092
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	200	187,628
3.80%, 11/15/24 (Call 08/15/24)	24	23,448
Panasonic Holdings Corp., 2.68%, 07/19/24
(Call 06/19/24)(b)	360	346,475
TCL Technology Investment, 1.88%, 07/14/25(c)	212	193,783
Whirlpool Corp.
3.70%, 05/01/25	127	124,096
4.00%, 03/01/24	147	145,412
		1,076,934
Household Products & Wares — 0.0%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 03/03/23)	50	47,118
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	50	47,190
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	80	69,836
3.05%, 08/15/25	32	30,979
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(b)	205	186,027
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	434	421,414
3.00%, 06/26/27 (Call 03/26/27)(b)	900	850,383
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/23)	192	190,554
		1,843,501
Housewares — 0.1%
American Greetings Corp., 8.75%, 04/15/25
(Call 04/15/23)(b)	100	98,997
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 07/15/23)(b)	305	276,718
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(d)	85	82,602
4.45%, 04/01/26 (Call 01/01/26)	830	788,425
4.88%, 06/01/25 (Call 05/01/25)	210	205,193
6.38%, 09/15/27 (Call 06/15/27)	230	231,242
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26
(Call 12/15/23)(d)	105	103,406
Security	Par (000)	Value

Housewares (continued)
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26
(Call 12/14/25)(c)	$400	$388,732
		2,175,315
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 03/03/23)(b)	410	390,451
10.13%, 08/01/26 (Call 08/01/23)(b)	180	180,846
Aflac Inc., 1.13%, 03/15/26 (Call 02/15/26)	80	72,178
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(c)(e)	400	363,708
3.20%, 03/11/25 (Call 12/11/24)(b)	225	217,706
5.63%, 10/25/27 (Call 09/25/27)(b)	775	806,511
AIG Global Funding
0.65%, 06/17/24(b)	335	316,133
0.90%, 09/22/25(b)	490	442,205
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	325	298,041
6.75%, 10/15/27 (Call 10/15/23)(b)	570	533,765
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25
(Call 07/29/25)	310	299,497
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	410	368,734
3.28%, 12/15/26 (Call 09/15/26)	25	24,127
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	41	40,717
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	946	900,526
3.90%, 04/01/26 (Call 01/01/26)	400	391,848
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27
(Call 04/28/27)	375	351,525
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	737	723,550
3.88%, 12/15/25 (Call 09/15/25)	710	695,594
Argentum Netherlands BV for Swiss Re Ltd., 5.75%,
08/15/50 (Call 08/15/25),
(3 mo. LIBOR US + 3.593%)(a)(c)	400	392,644
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	365	365,712
AssuredPartners Inc., 7.00%, 08/15/25 (Call 03/03/23)(b)	230	226,964
Athene Global Funding
0.91%, 08/19/24(b)	475	441,299
1.00%, 04/16/24(b)	470	443,337
1.45%, 01/08/26(b)	320	284,947
1.61%, 06/29/26(b)	430	376,280
1.72%, 01/07/25(b)	500	466,335
1.73%, 10/02/26(b)	605	528,129
2.50%, 01/14/25(b)	513	484,631
2.55%, 06/29/25(b)	245	226,510
2.75%, 06/25/24(b)	433	415,299
2.95%, 11/12/26(b)	40	36,482
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27
(Call 02/15/27)(d)	2,225	2,095,416
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	1,004	975,386
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	344	307,467
1.75%, 01/13/25(b)	355	329,841
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	386	382,746
Chubb INA Holdings Inc.
3.15%, 03/15/25	90	87,439
3.35%, 05/03/26 (Call 02/03/26)	320	310,390

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%,
09/11/44 (Call 09/11/24)(a)(c)	$450	$435,920
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%,
06/24/46 (Call 06/24/26),
(3 mo. LIBOR US + 4.918%)(a)(c)	200	199,376
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	30	28,463
3.95%, 05/15/24 (Call 02/15/24)	467	460,742
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	387	387,128
CNO Global Funding
1.65%, 01/06/25(b)	400	373,208
1.75%, 10/07/26(b)	435	390,704
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	592	572,340
3.65%, 04/05/27 (Call 03/05/27)(b)	900	860,139
6.88%, 12/15/52 (Call 09/15/27)(a)(b)	300	296,445
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26)(a)(b)(e)	200	191,320
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(a)	225	185,564
5.75%, 09/01/40 (Call 09/01/25)(a)	141	127,037
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	490	459,767
1.00%, 01/09/26(b)	20	17,898
1.10%, 11/12/24(b)	550	515,487
1.30%, 07/12/26(b)	495	438,610
1.40%, 07/07/25(b)	615	564,441
1.70%, 11/12/26(b)	495	440,703
5.50%, 12/02/25(b)	850	858,134
F&G Annuities & Life Inc., 7.40%, 01/13/28	100	102,550
F&G Global Funding
0.90%, 09/20/24(b)	545	505,226
1.75%, 06/30/26(b)	565	510,743
2.30%, 04/11/27(b)	395	353,225
5.15%, 07/07/25(b)	35	34,487
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25
(Call 02/01/25)(b)	295	294,501
First American Financial Corp., 4.60%, 11/15/24	35	34,822
FWD Ltd., 5.00%, 09/24/24(c)	200	195,614
GA Global Funding Trust
0.80%, 09/13/24(b)	150	138,660
1.00%, 04/08/24(b)	685	646,941
1.63%, 01/15/26(b)	625	564,494
2.25%, 01/06/27(b)	475	426,963
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26)(a)(b)	325	281,148
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25
(Call 07/12/25)(b)	526	473,105
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(b)	205	201,298
Guardian Life Global Funding
0.88%, 12/10/25(b)	370	330,895
1.10%, 06/23/25(b)	427	390,854
2.90%, 05/06/24(b)	255	248,967
3.25%, 03/29/27(b)	400	382,184
5.55%, 10/28/27(b)	725	755,015
Guoren Property & Casualty Insurance Co Ltd., 3.35%,
06/01/26 (Call 03/01/26)(c)	200	175,160
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32
(Call 02/04/27)(a)(c)	400	351,952
Hub International Ltd., 7.00%, 05/01/26 (Call 05/01/23)(b)	740	736,115
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	50	50,656
Security	Par (000)	Value

Insurance (continued)
Jackson National Life Global Funding
2.65%, 06/21/24(b)	$592	$569,439
3.88%, 06/11/25(b)	535	517,505
5.50%, 01/09/26(b)	550	557,480
Liberty Mutual Group Inc., 4.13%, 12/15/51
(Call 12/15/26)(a)(b)	210	179,525
Lincoln National Corp.
3.35%, 03/09/25	196	190,496
3.63%, 12/12/26 (Call 09/15/26)	40	38,474
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	214	209,316
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	92	85,382
4.15%, 03/04/26	898	888,032
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	619	609,876
3.50%, 03/10/25 (Call 12/10/24)	428	418,533
3.88%, 03/15/24 (Call 02/15/24)	842	833,201
MassMutual Global Funding II
0.60%, 04/12/24(b)	539	512,158
1.20%, 07/16/26(b)	60	53,699
2.75%, 06/22/24(b)	350	340,221
2.80%, 03/21/25(b)	425	407,762
2.95%, 01/11/25(b)	500	483,875
4.15%, 08/26/25(b)	228	224,981
5.05%, 12/07/27(b)	500	510,665
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	30	28,960
Met Tower Global Funding
1.25%, 09/14/26(b)	635	562,229
3.70%, 06/13/25(b)	880	857,296
MetLife Inc.
3.00%, 03/01/25	410	397,495
3.60%, 04/10/24	393	388,626
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	490	456,793
0.95%, 07/02/25(b)	520	476,549
2.80%, 03/21/25(b)	330	317,265
4.05%, 08/25/25(b)	150	147,719
4.40%, 06/30/27(b)	705	697,647
5.00%, 01/06/26	800	810,768
5.05%, 01/06/28	800	815,528
Muang Thai Life Assurance PCL, 3.55%, 01/27/37
(Call 10/27/26)(a)(c)	200	177,624
Mutual of Omaha Insurance Co., 4.30%, 07/15/54
(Call 07/15/24)(a)(b)	200	192,462
New York Life Global Funding
0.60%, 08/27/24(b)	460	430,799
0.85%, 01/15/26(b)	105	94,605
0.95%, 06/24/25(b)	248	227,032
1.15%, 06/09/26(b)	505	452,323
1.45%, 01/14/25(b)	425	399,674
2.00%, 01/22/25(b)	480	455,208
2.88%, 04/10/24(b)	539	527,234
3.15%, 06/06/24(b)	515	504,283
3.25%, 04/07/27(b)	450	431,123
3.60%, 08/05/25(b)	657	639,747
4.85%, 01/09/28	400	407,288
Nippon Life Insurance Co., 5.10%, 10/16/44
(Call 10/16/24)(a)(b)	1,405	1,391,161
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	191	193,160
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	40	35,850

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.75%, 01/11/27(b)	$840	$760,267
4.00%, 07/01/25(b)	910	894,885
4.35%, 09/15/27(b)	60	59,587
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	80	76,830
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	860	769,502
Phoenix Group Holdings PLC, 4.75%, 09/04/31
(Call 06/04/26)(a)(c)	200	189,106
Pricoa Global Funding I
0.80%, 09/01/25(b)	500	453,350
1.15%, 12/06/24(b)	395	368,843
1.20%, 09/01/26(b)	985	879,270
2.40%, 09/23/24(b)	730	700,471
4.20%, 08/28/25(b)	650	640,698
Principal Financial Group Inc., 3.40%, 05/15/25
(Call 02/15/25)	45	43,713
Principal Life Global Funding, 1.38%, 01/10/25(b)	520	485,243
Principal Life Global Funding II
0.75%, 04/12/24(b)	347	329,865
0.75%, 08/23/24(b)	45	42,070
0.88%, 01/12/26(b)	410	366,228
1.25%, 06/23/25(b)	360	330,617
1.25%, 08/16/26(b)	395	348,287
1.50%, 11/17/26(b)	475	421,924
2.25%, 11/21/24(b)	380	362,254
3.00%, 04/18/26(b)	470	442,519
Progressive Corp. (The), 2.50%, 03/15/27 (Call 02/15/27)	280	261,663
Protective Life Global Funding
0.78%, 07/05/24(b)	400	376,204
1.17%, 07/15/25(b)	300	272,736
1.30%, 09/20/26(b)	355	312,762
1.62%, 04/15/26(b)(d)	260	235,947
3.10%, 04/15/24(b)	230	224,443
3.22%, 03/28/25(b)	350	335,419
4.71%, 07/06/27(b)	335	331,141
5.37%, 01/06/26(b)	400	407,028
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	220	215,701
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	350	343,182
Prudential Insurance Co. of America (The), 8.30%,
07/01/25(b)	275	293,568
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25)(a)(c)(e)	200	187,598
5.88%, (Call 05/12/25)(a)(b)(e)	200	197,104
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	700	614,019
2.50%, 10/30/24(b)	130	123,799
2.75%, 05/07/25(b)	25	23,632
2.75%, 01/21/27(b)	110	100,610
Sammons Financial Group Inc., 4.45%, 05/12/27
(Call 02/12/27)(b)	50	47,273
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	287	258,495
Security Benefit Global Funding, 1.25%, 05/17/24(b)	45	42,543
Sirius International Group Ltd., 4.60%, 11/01/26
(Call 08/01/26)(b)	70	60,302
Swiss Re Finance Luxembourg SA, 4.25%,
(Call 09/04/24)(a)(c)(e)	400	370,368
Teachers Insurance & Annuity Association of America,
4.38%, 09/15/54 (Call 09/15/24)(a)(b)	335	325,118
Security	Par (000)	Value

Insurance (continued)
Tongyang Life Insurance Co. Ltd., 5.25%,
(Call 09/22/25)(a)(c)(e)	$200	$169,590
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	160	157,515
USI Inc./NY, 6.88%, 05/01/25 (Call 03/03/23)(b)	292	290,563
Vigorous Champion International Ltd., 2.75%, 06/02/25(c)	600	561,732
Voya Financial Inc., 3.65%, 06/15/26	100	96,199
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	385	376,915
4.65%, 06/15/27 (Call 05/15/27)	707	699,888
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd.,
4.25%, 10/01/45 (Call 10/01/25),
(3 mo. LIBOR US + 3.177%)(a)(c)	400	374,168
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(c)	200	179,682
3.50%, 03/08/26 (Call 12/08/25)(c)	400	355,968
		70,919,389
Internet — 0.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	100	93,901
3.60%, 11/28/24 (Call 08/28/24)	1,355	1,321,816
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	966	881,156
0.80%, 08/15/27 (Call 06/15/27)	100	86,968
2.00%, 08/15/26 (Call 05/15/26)	90	83,759
3.38%, 02/25/24	453	447,781
Amazon.com Inc.
0.45%, 05/12/24	1,243	1,179,097
0.80%, 06/03/25 (Call 05/03/25)	634	584,485
1.00%, 05/12/26 (Call 04/12/26)	1,375	1,238,435
1.20%, 06/03/27 (Call 04/03/27)	35	30,870
2.73%, 04/13/24	1,000	979,350
2.80%, 08/22/24 (Call 06/22/24)	1,241	1,208,982
3.00%, 04/13/25	891	865,464
3.15%, 08/22/27 (Call 05/22/27)	495	473,428
3.30%, 04/13/27 (Call 03/13/27)	1,150	1,111,969
3.80%, 12/05/24 (Call 09/05/24)	455	451,597
4.55%, 12/01/27 (Call 11/01/27)	930	941,923
4.60%, 12/01/25	1,000	1,008,550
4.70%, 11/29/24	1,000	1,004,540
5.20%, 12/03/25 (Call 09/03/25)	415	424,765
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	200	175,840
1.72%, 04/09/26 (Call 03/09/26)	200	179,390
3.08%, 04/07/25 (Call 03/07/25)(d)	480	457,541
3.63%, 07/06/27	25	23,705
4.13%, 06/30/25(d)	285	277,439
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	9,726
3.65%, 03/15/25 (Call 12/15/24)	405	396,309
Cablevision Lightpath LLC, 3.88%, 09/15/27
(Call 09/15/23)(b)	200	170,872
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	245	227,015
7.00%, 06/15/27 (Call 06/15/24)(b)	195	193,206
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	622	561,162
1.90%, 03/11/25 (Call 02/11/25)	650	613,944
3.45%, 08/01/24 (Call 05/01/24)	296	290,332
3.60%, 06/05/27 (Call 03/05/27)	50	48,289
Expedia Group Inc.
4.63%, 08/01/27 (Call 05/01/27)	224	220,389

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.00%, 02/15/26 (Call 11/15/25)	$165	$165,233
6.25%, 05/01/25 (Call 02/01/25)(b)	666	677,548
Gen Digital Inc., 5.00%, 04/15/25 (Call 02/13/23)(b)	465	455,942
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/23)(b)	155	153,774
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
5.25%, 12/01/27 (Call 06/01/23)(b)	275	266,376
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(b)	220	176,607
JD.com Inc., 3.88%, 04/29/26	250	241,372
Match Group Holdings II LLC, 5.00%, 12/15/27
(Call 12/15/23)(b)	200	191,810
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(c)	400	363,744
Meta Platforms Inc., 3.50%, 08/15/27	1,550	1,487,891
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/23)(b)	340	236,324
NAVER Corp., 1.50%, 03/29/26(c)	400	357,972
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	205	198,620
4.38%, 11/15/26	430	427,424
5.75%, 03/01/24(d)	150	151,607
5.88%, 02/15/25	355	361,117
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.,
4.75%, 04/30/27 (Call 10/15/23)(b)	150	136,985
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(b)	405	410,674
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/23)(b)	330	167,445
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(c)	400	363,448
4.85%, 07/06/27 (Call 04/06/27)(c)	400	384,732
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(d)(e)	325	286,000
10.25%, 11/30/24(b)	215	218,320
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(c)	600	548,850
3.28%, 04/11/24 (Call 03/11/24)(c)(d)	600	589,980
3.58%, 04/11/26 (Call 02/11/26)(c)	200	191,814
3.80%, 02/11/25(c)(d)	400	390,376
5.69%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(c)	400	398,716
Tencent Music Entertainment Group, 1.38%, 09/03/25
(Call 08/03/25)	240	215,839
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(b)	230	231,046
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/15/23)(b)	419	425,360
7.50%, 09/15/27 (Call 09/15/23)(b)	525	532,870
8.00%, 11/01/26 (Call 11/01/23)(b)	650	664,105
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/23)	20	19,848
5.25%, 04/01/25 (Call 01/01/25)	415	416,606
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	622	603,265
		31,373,635
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)	400	399,632
Allegheny Ludlum LLC, 6.95%, 12/15/25	65	64,817
Allegheny Technologies Inc., 5.88%, 12/01/27
(Call 12/01/23)	150	145,092
ArcelorMittal SA
4.55%, 03/11/26	337	333,091
6.55%, 11/29/27 (Call 10/29/27)	840	876,649
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 07/15/23)(b)	245	238,931
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(d)	250	245,792
Security	Par (000)	Value

Iron & Steel (continued)
6.75%, 03/15/26 (Call 03/15/23)(b)	$355	$360,474
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(c)	600	599,712
Gerdau Trade Inc., 4.88%, 10/24/27(c)	200	198,560
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 10/01/23)(b)	139	132,039
JSW Steel Ltd., 5.95%, 04/18/24(c)	200	198,118
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	275	282,480
8.13%, 05/01/27 (Call 05/01/23)(b)	320	322,666
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	296	278,255
3.95%, 05/23/25	460	453,463
4.30%, 05/23/27 (Call 04/23/27)	435	431,655
Periama Holdings LLC/DE, 5.95%, 04/19/26(c)	600	578,010
POSCO
2.50%, 01/17/25(c)	200	189,612
2.75%, 07/15/24(c)	400	386,124
4.38%, 08/04/25(c)	400	391,680
5.75%, 01/17/28(b)	400	412,680
Reliance Steel & Aluminum Co., 1.30%, 08/15/25
(Call 07/15/25)	277	253,846
Shougang Group Co. Ltd., 4.00%, 05/23/24(c)	400	391,748
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	430	404,772
2.80%, 12/15/24 (Call 11/15/24)	385	369,685
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	90	69,124
Usiminas International Sarl, 5.88%, 07/18/26
(Call 07/18/23)(c)	400	393,328
Vale Overseas Ltd., 6.25%, 08/10/26	601	627,216
		10,029,251
Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24 (Call 03/03/23)	491	457,730
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)	1,480	1,228,060
7.63%, 03/01/26 (Call 03/01/24)(b)	630	573,401
9.88%, 08/01/27 (Call 02/01/24)(b)	380	390,587
10.50%, 02/01/26 (Call 08/01/23)(b)	345	360,673
Carnival PLC, 7.88%, 06/01/27	80	79,430
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 03/03/23)(b)	185	160,215
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	70	64,038
3.35%, 06/08/25 (Call 05/08/25)(b)	727	690,352
King Power Capital Ltd., 5.63%, 11/03/24(c)	200	201,704
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(b)	402	388,103
8.00%, 04/15/26 (Call 02/01/23)(b)(d)	207	201,018
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(b)(d)	175	171,353
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(b)	250	234,690
5.88%, 03/15/26 (Call 12/15/25)(b)	602	520,712
5.88%, 02/15/27 (Call 02/15/24)(b)	425	395,717
8.38%, 02/01/28 (Call 02/01/25)(b)	120	122,002
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(b)	270	234,166
5.38%, 07/15/27 (Call 10/15/26)(b)	430	373,618
5.50%, 08/31/26 (Call 02/28/26)(b)	435	389,134
7.50%, 10/15/27	130	121,081
11.50%, 06/01/25 (Call 06/01/23)(b)	591	634,119
11.63%, 08/15/27 (Call 08/15/24)(b)	520	551,980

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Sunny Express Enterprises Corp.
2.63%, 04/23/25(c)	$400	$379,568
2.95%, 03/01/27(c)	400	377,120
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(b)	350	298,462
6.25%, 05/15/25 (Call 05/15/23)(b)	113	103,489
13.00%, 05/15/25 (Call 05/15/23)(b)	280	297,049
		9,999,571
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/23)	450	427,937
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(c)	400	327,084
5.95%, 10/19/25 (Call 10/19/23)(c)	400	352,408
6.85%, 07/02/24 (Call 07/02/23)(c)	200	186,086
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	255	227,896
Gohl Capital Ltd., 4.25%, 01/24/27(c)	800	737,720
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25
(Call 05/01/23)(b)	205	204,133
Hilton Worldwide Finance LLC/Hilton Worldwide Finance
Corp., 4.88%, 04/01/27 (Call 04/01/23)	265	256,761
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 03/03/23)	175	165,825
4.85%, 03/15/26 (Call 12/15/25)	237	236,422
5.63%, 04/23/25 (Call 03/23/25)	404	407,781
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	207	193,624
3.20%, 08/08/24 (Call 07/08/24)	760	730,489
3.50%, 08/18/26 (Call 06/18/26)	425	395,276
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	547	537,739
3.75%, 03/15/25 (Call 12/15/24)	126	123,037
3.75%, 10/01/25 (Call 07/01/25)	102	99,135
5.00%, 10/15/27 (Call 09/15/27)	210	211,787
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	506	514,506
Series R, 3.13%, 06/15/26 (Call 03/15/26)	50	47,517
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/02/23)(c)	430	405,722
5.25%, 04/26/26 (Call 03/02/23)(c)	200	187,158
5.63%, 07/17/27 (Call 03/02/23)(c)	255	233,034
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	325	291,762
5.25%, 06/18/25 (Call 02/13/23)(b)	200	190,776
5.38%, 05/15/24 (Call 05/15/23)(b)	310	302,532
5.88%, 05/15/26 (Call 05/15/23)(b)	335	319,550
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	175	164,894
5.50%, 04/15/27 (Call 01/15/27)	300	289,815
5.75%, 06/15/25 (Call 03/15/25)	280	276,326
6.75%, 05/01/25 (Call 05/01/23)	315	316,997
Minor International PCL, 2.70%, (Call 04/19/26)(a)(c)(e)	200	177,030
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	300	262,332
4.30%, 01/08/26 (Call 12/08/25)	345	326,908
5.63%, 08/08/25 (Call 06/08/25)	756	750,625
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)(d)	150	144,690
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/23)(b)	235	221,784
6.50%, 01/15/28 (Call 07/15/23)(b)	200	180,796
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp., 5.88%, 05/15/25
(Call 03/03/23)(b)	145	136,476
Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)	$140	$139,287
6.00%, 04/01/27 (Call 01/01/27)	170	166,714
6.60%, 10/01/25 (Call 07/01/25)	158	157,690
6.63%, 07/31/26 (Call 04/30/26)(b)	280	277,945
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)	378	357,021
5.50%, 03/01/25 (Call 12/01/24)(b)	762	741,517
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 02/13/23)(b)	260	250,117
5.50%, 01/15/26 (Call 06/15/23)(b)	430	401,968
5.50%, 10/01/27 (Call 10/01/23)(b)	325	290,852
		14,345,481
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	809	767,069
0.80%, 11/13/25	724	656,784
1.15%, 09/14/26	355	317,672
1.45%, 05/15/25	232	216,874
1.70%, 01/08/27	560	513,845
2.15%, 11/08/24	847	814,467
2.85%, 05/17/24	358	349,974
3.25%, 12/01/24	105	102,945
3.30%, 06/09/24	565	555,107
3.40%, 05/13/25	35	34,216
3.60%, 08/12/27	770	751,635
3.65%, 08/12/25	735	720,550
4.80%, 01/06/26	700	709,443
4.90%, 01/17/25	935	944,668
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	842	830,027
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	355	319,099
1.88%, 01/15/26 (Call 12/15/25)	90	83,309
3.95%, 05/23/25	209	204,663
5.45%, 10/14/25	804	817,370
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	25	24,308
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	217	209,227
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	55	52,822
Granite US Holdings Corp., 11.00%, 10/01/27
(Call 10/01/23)(b)	130	137,072
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/23),
(13.75% PIK)(b)(f)	200	185,314
John Deere Capital Corp.
0.45%, 06/07/24	469	443,303
0.63%, 09/10/24	220	207,049
0.70%, 01/15/26	781	703,095
1.05%, 06/17/26	680	612,707
1.25%, 01/10/25	812	763,743
1.30%, 10/13/26	315	282,621
1.70%, 01/11/27	20	18,229
2.05%, 01/09/25	543	518,636
2.13%, 03/07/25	275	261,970
2.35%, 03/08/27	455	422,722
2.60%, 03/07/24	352	344,520
2.65%, 06/24/24	352	342,542
3.35%, 06/12/24	190	187,148
3.40%, 06/06/25	240	234,310
3.45%, 03/13/25	267	261,540
4.05%, 09/08/25	305	302,173
4.15%, 09/15/27	370	368,797

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.55%, 10/11/24	$155	$155,178
4.75%, 01/20/28	460	469,862
4.80%, 01/09/26	210	212,690
JPW Industries Holding Corp., 9.00%, 10/01/24
(Call 10/01/23)(b)(d)	90	80,325
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/23)(b)(d)	135	132,766
Maxim Crane Works Holdings Capital LLC, 10.13%,
08/01/24 (Call 03/03/23)(b)	154	149,674
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	889	838,603
2.29%, 04/05/27 (Call 02/05/27)	35	32,111
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)	102	98,529
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(c)	400	370,108
2.65%, 11/21/24 (Call 08/21/24)(c)	200	188,258
Stevens Holding Co. Inc., 6.13%, 10/01/26
(Call 10/01/23)(b)	165	167,440
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 04/15/23)(b)	280	264,796
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/23)(b)	660	609,840
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	335	299,802
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	606	572,967
3.45%, 11/15/26 (Call 08/15/26)	336	317,214
4.40%, 03/15/24 (Call 02/15/24)	420	414,679
		21,968,407
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	343	326,323
2.25%, 09/19/26 (Call 06/19/26)	42	39,113
2.65%, 04/15/25 (Call 03/15/25)	448	430,147
2.88%, 10/15/27 (Call 07/15/27)	350	327,663
3.00%, 08/07/25	112	108,183
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/23)(b)	205	201,517
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	239	232,301
3.75%, 12/01/27 (Call 09/01/27)	200	192,008
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	50	47,348
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	175	172,510
FXI Holdings Inc.
7.88%, 11/01/24 (Call 03/03/23)(b)(d)	217	195,602
12.25%, 11/15/26 (Call 11/15/23)(b)	330	298,732
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/15/24)(b)	245	241,359
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	335	324,920
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	190	184,817
5.75%, 06/15/25 (Call 06/15/23)	170	170,858
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	84	79,541
3.50%, 03/01/24 (Call 12/01/23)	111	109,598
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	654	634,387
3.25%, 03/01/27 (Call 12/01/26)	5	4,764
3.30%, 11/21/24 (Call 08/21/24)	171	166,402
3.65%, 06/15/24	860	845,389
4.25%, 09/15/27 (Call 08/15/27)	500	494,435
Security	Par (000)	Value

Manufacturing (continued)
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	$462	$441,880
1.20%, 03/11/26(b)	1,250	1,131,450
2.35%, 10/15/26(b)	550	510,422
3.13%, 03/16/24(b)	250	245,452
3.25%, 05/27/25(b)	865	840,970
3.40%, 03/16/27(b)	500	480,455
6.13%, 08/17/26(b)	700	738,570
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 03/03/23)	339	322,989
1.60%, 04/01/26 (Call 03/01/26)	140	127,851
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	47,892
3.88%, 03/01/25 (Call 12/01/24)	208	203,461
4.30%, 03/01/24 (Call 12/01/23)	268	266,089
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	35	33,637
3.55%, 11/01/24 (Call 08/01/24)	433	424,249
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	200	193,360
		11,836,644
Media — 0.7%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(b)	280	238,036
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/23)	345	292,905
5.00%, 04/01/24 (Call 04/01/23)	174	167,825
Audacy Capital Corp., 6.50%, 05/01/27 (Call 05/01/23)(b)	210	34,585
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26
(Call 02/01/23)(b)	120	78,065
Belo Corp.
7.25%, 09/15/27	105	99,870
7.75%, 06/01/27	88	85,030
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (Call 05/01/23)(b)	1,380	1,315,016
5.50%, 05/01/26 (Call 05/01/23)(b)	328	322,375
Cengage Learning Inc., 9.50%, 06/15/24
(Call 03/03/23)(b)(d)	250	243,433
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25
(Call 04/23/25)	2,317	2,305,160
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	529	491,203
3.15%, 03/01/26 (Call 12/01/25)	1,028	992,483
3.30%, 02/01/27 (Call 11/01/26)	1,156	1,111,425
3.30%, 04/01/27 (Call 02/01/27)	235	225,452
3.38%, 02/15/25 (Call 11/15/24)	448	437,360
3.38%, 08/15/25 (Call 05/15/25)	830	807,474
3.70%, 04/15/24 (Call 03/15/24)	1,161	1,147,939
3.95%, 10/15/25 (Call 08/15/25)	1,442	1,422,533
5.25%, 11/07/25	200	204,348
5.35%, 11/15/27 (Call 10/15/27)	742	772,704
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	563	546,391
3.35%, 09/15/26 (Call 06/15/26)(b)	675	640,730
3.50%, 08/15/27 (Call 05/15/27)(b)	52	49,538
3.85%, 02/01/25 (Call 11/01/24)(b)	174	169,476
CSC Holdings LLC
5.25%, 06/01/24	323	316,443
5.50%, 04/15/27 (Call 04/15/23)(b)	565	497,403
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 07/01/23)(b)(d)	180	150,275

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/26 (Call 08/15/23)(b)	$795	$57,948
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(b)	1,570	1,422,043
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	174	167,738
3.90%, 11/15/24 (Call 08/15/24)	412	402,854
3.95%, 06/15/25 (Call 05/15/25)	297	287,122
4.90%, 03/11/26 (Call 12/11/25)	195	193,362
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	1,160	999,514
5.88%, 11/15/24	860	812,038
7.75%, 07/01/26	845	685,489
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(b)	1,500	1,555,665
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)(d)	420	392,465
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	281	270,996
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/23)(b)(d)	146	115,600
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/23)(b)	300	275,049
7.00%, 05/15/27 (Call 05/15/23)(b)(d)	325	295,357
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(b)	225	192,510
5.25%, 08/15/27 (Call 08/15/23)(b)	325	291,375
6.38%, 05/01/26 (Call 05/01/23)	340	326,012
8.38%, 05/01/27 (Call 05/01/23)(d)	535	479,622
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27
(Call 10/15/23)(b)	525	511,450
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27 (Call 08/15/23)(b)	155	146,973
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/23)(b)	770	733,564
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	77	70,822
4.00%, 01/15/26 (Call 10/15/25)	507	492,738
4.75%, 05/15/25 (Call 04/15/25)	468	464,687
6.25%, 02/28/57 (Call 02/28/27)(a)	275	238,235
6.38%, 03/30/62 (Call 03/30/27)(a)	425	369,907
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26 (Call 09/15/23)(b)	380	291,072
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(b)	180	160,772
Sinclair Television Group Inc., 5.13%, 02/15/27
(Call 08/15/23)(b)	125	110,856
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	443	398,940
5.00%, 08/01/27 (Call 08/01/23)(b)	635	600,926
Sky Ltd., 3.75%, 09/16/24(b)	355	348,890
Spanish Broadcasting System Inc., 9.75%, 03/01/26
(Call 09/01/23)(b)	130	76,683
TCI Communications Inc., 7.88%, 02/15/26	35	38,406
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(b)	235	228,300
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/23)(b)	230	215,660
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	450	413,325
2.95%, 06/15/27(d)	175	166,203
3.00%, 02/13/26	175	168,082
3.15%, 09/17/25	102	98,399
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/23)(b)	630	613,872
6.63%, 06/01/27 (Call 06/01/23)(b)	635	622,141
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(b)	200	181,536
Security	Par (000)	Value

Media (continued)
Videotron Ltd.
5.13%, 04/15/27 (Call 04/15/23)(b)	$280	$269,990
5.38%, 06/15/24 (Call 03/15/24)(b)	250	249,045
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,081	1,033,198
1.75%, 01/13/26	772	715,119
3.35%, 03/24/25	1,163	1,133,995
3.38%, 11/15/26 (Call 08/15/26)	40	38,507
3.70%, 09/15/24 (Call 06/15/24)	469	461,186
3.70%, 03/23/27	395	387,112
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/24)(b)	275	260,249
		36,699,076
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/23)(b)	170	162,236
Huayi Finance I Ltd., 3.00%, 10/30/24(c)	400	379,456
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/23)	150	111,072
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	333	323,953
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	25	24,590
		1,001,307
Mining — 0.3%
Anglo American Capital PLC
3.63%, 09/11/24(b)	115	112,315
4.75%, 04/10/27(b)	200	199,026
4.88%, 05/14/25(b)	235	233,621
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/23)(b)	333	331,332
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	20	21,193
Chalco Hong Kong Investment Co. Ltd.
1.55%, 07/28/24 (Call 06/28/24)(c)	300	284,367
2.10%, 07/28/26 (Call 06/28/26)(c)	300	272,358
China Hongqiao Group Ltd., 6.25%, 06/08/24(c)	400	392,300
Chinalco Capital Holding Co., 2.95%, 02/24/27
(Call 01/24/27)(c)	200	186,500
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(c)	600	548,418
4.10%, (Call 09/11/24)(a)(c)(e)	400	392,248
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26
(Call 07/23/23)(c)	200	174,862
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	110	107,462
6.75%, 12/01/27 (Call 12/01/23)(b)	215	211,025
Constellium SE, 5.88%, 02/15/26 (Call 03/03/23)(b)	150	147,879
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27
(Call 05/01/27)(c)	600	571,722
Endeavour Mining PLC, 5.00%, 10/14/26
(Call 10/14/23)(c)	200	177,760
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%,
12/31/25 (Call 07/31/23)(b)	200	201,344
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 02/10/23)(c)	300	299,286
6.88%, 03/01/26 (Call 02/10/23)(c)	400	386,960
6.88%, 10/15/27 (Call 10/15/23)(c)	600	581,160
7.50%, 04/01/25 (Call 02/10/23)(c)	650	643,896
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(b)	260	247,322
5.13%, 05/15/24 (Call 02/15/24)(b)	305	302,221
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(c)	400	390,428
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	680	672,901
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	705	646,809

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
1.63%, 04/27/26 (Call 03/27/26)(b)	$190	$171,257
3.88%, 10/27/27 (Call 07/27/27)(b)	10	9,560
4.00%, 04/16/25(b)	23	22,430
4.00%, 03/27/27 (Call 12/27/26)(b)	530	512,552
4.13%, 03/12/24 (Call 02/12/24)(b)	501	494,838
4.63%, 04/29/24(b)	718	712,823
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24
(Call 04/15/24)(c)	200	199,134
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(c)	400	368,504
Indonesia Asahan Aluminium Persero PT, 4.75%, 05/15/25
(Call 04/15/25)(c)	400	396,492
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26
(Call 06/01/23)(b)	160	161,938
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	60	58,349
5.95%, 03/15/24 (Call 12/15/23)	193	193,847
Minera y Metalurgica del Boleo SAPI de CV, 3.25%,
04/17/24(c)	200	195,396
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(c)(e)	500	486,210
4.20%, 07/27/26(c)	200	194,606
4.75%, 07/30/25(c)	400	396,496
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	174	162,455
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%,
09/29/27 (Call 06/29/27)(b)	10	8,991
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(c)	400	388,048
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(b)	350	316,883
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 10/07/23)(b)(d)	200	197,400
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(c)	400	349,944
Southern Copper Corp., 3.88%, 04/23/25	450	438,192
Stillwater Mining Co., 4.00%, 11/16/26 (Call 11/16/23)(c)	200	185,000
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	180	170,588
Vedanta Resources Finance II PLC, 8.95%, 03/11/25
(Call 09/11/24)(c)	800	640,888
Vedanta Resources Ltd., 6.13%, 08/09/24
(Call 08/09/23)(c)	600	453,786
		16,623,322
Multi-National — 0.0%
Arab Petroleum Investments Corp., 1.46%, 06/30/25	200	184,960
Asian Infrastructure Investment Bank, 3.75%, 09/14/27	115	114,002
Black Sea Trade & Development Bank, 3.50%, 06/25/24(c)	200	181,900
Corp. Andina de Fomento
1.63%, 09/23/25	62	57,205
2.25%, 02/08/27(d)	352	321,207
Inter-American Investment Corp., 2.63%, 04/22/25(d)	210	202,326
International Bank for Reconstruction & Development,
2.75%, 02/08/25	20	19,329
International Development Association, 0.88%, 04/28/26(b)	25	22,588
International Finance Corp., 3.63%, 09/15/25	42	41,590
New Development Bank, 0.63%, 09/29/25(c)	500	446,570
New Development Bank Brics, 1.13%, 04/27/26(c)	200	176,050
		1,767,727
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	536	482,475
4.13%, 05/01/25 (Call 05/01/23)	462	447,387
5.50%, 12/01/24 (Call 06/01/24)	532	531,399
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(d)	100	98,961
6.88%, 03/15/27 (Call 03/15/24)(b)	170	142,788
Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Corp., 3.80%, 05/15/24	$115	$111,109
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	345	322,589
		2,136,708
Oil & Gas — 1.5%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(b)	345	343,327
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)	260	248,719
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	98	102,988
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(b)(d)	230	238,009
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 02/15/23)(b)	175	168,436
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(c)	200	193,450
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	365	347,137
3.12%, 05/04/26 (Call 02/04/26)	167	160,594
3.41%, 02/11/26 (Call 12/11/25)	462	449,729
3.54%, 04/06/27 (Call 02/06/27)	330	320,407
3.59%, 04/14/27 (Call 01/14/27)	300	291,495
3.80%, 09/21/25 (Call 07/21/25)	382	378,275
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	380	364,355
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(c)	200	190,902
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/23)(b)(d)	280	272,502
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/23)(d)	140	135,421
8.25%, 07/15/25 (Call 07/15/23)	80	80,000
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)(d)	150	145,746
9.25%, 07/15/24 (Call 07/15/23)(b)	106	107,321
11.00%, 04/15/25 (Call 04/15/23)(b)	225	237,087
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	626	586,118
3.80%, 04/15/24 (Call 01/15/24)	274	269,871
3.85%, 06/01/27 (Call 03/01/27)	162	156,578
3.90%, 02/01/25 (Call 11/01/24)	192	187,845
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	55	53,697
Centennial Resource Production LLC, 6.88%, 04/01/27
(Call 04/01/23)(b)	150	147,081
Chesapeake Energy Corp., 5.50%, 02/01/26
(Call 02/05/23)(b)	230	223,341
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,584	1,491,241
2.00%, 05/11/27 (Call 03/11/27)	345	316,724
2.90%, 03/03/24 (Call 01/03/24)	671	659,157
2.95%, 05/16/26 (Call 02/16/26)	215	206,710
3.33%, 11/17/25 (Call 08/17/25)	320	312,765
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	754	687,874
1.02%, 08/12/27 (Call 06/12/27)	130	114,002
3.90%, 11/15/24 (Call 08/15/24)	338	335,124
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	172	161,004
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	1,000	991,900
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	1,000	970,800
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/23)(b)	160	159,280
Colgate Energy Partners III LLC, 7.75%, 02/15/26
(Call 02/15/24)(b)	140	140,034
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	537	513,866
3.35%, 11/15/24 (Call 08/15/24)	216	211,823

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	$412	$366,062
3.80%, 06/01/24 (Call 03/01/24)	640	627,661
Cosan Luxembourg SA, 7.00%, 01/20/27
(Call 03/02/23)(c)	200	200,756
Coterra Energy Inc., 3.90%, 05/15/27	12	11,524
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25
(Call 10/15/23)(b)	525	513,529
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/23)(b)	250	241,355
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)	391	392,204
5.25%, 10/15/27 (Call 10/15/23)	65	65,429
5.85%, 12/15/25 (Call 09/15/25)	280	287,070
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)	336	318,048
Earthstone Energy Holdings LLC, 8.00%, 04/15/27
(Call 04/15/24)(b)	230	224,347
Ecopetrol SA
4.13%, 01/16/25(d)	515	498,932
5.38%, 06/26/26 (Call 03/26/26)	700	676,368
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(c)	400	376,792
4.38%, 10/30/24(c)	284	277,999
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)	300	292,692
4.88%, 03/30/26 (Call 12/30/25)(b)	300	282,675
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%,
04/15/26 (Call 04/15/23)(b)	136	142,289
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(b)	120	117,828
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/23)(b)	190	185,178
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	216	209,948
4.15%, 01/15/26 (Call 10/15/25)	40	39,766
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)(d)	234	219,040
3.90%, 10/01/27 (Call 07/01/27)	515	488,390
5.68%, 10/01/25 (Call 10/04/23)	75	75,064
6.13%, 02/01/25 (Call 01/01/25)	535	541,062
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	462	428,949
2.88%, 04/06/25 (Call 03/06/25)	1,269	1,226,666
3.00%, 04/06/27 (Call 02/06/27)	50	47,795
3.25%, 11/10/24	310	304,445
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	682	657,741
2.28%, 08/16/26 (Call 06/16/26)	212	198,315
2.71%, 03/06/25 (Call 12/06/24)	750	727,650
2.99%, 03/19/25 (Call 02/19/25)	1,170	1,138,094
3.04%, 03/01/26 (Call 12/01/25)	1,422	1,371,078
3.18%, 03/15/24 (Call 12/15/23)	464	456,636
3.29%, 03/19/27 (Call 01/19/27)	371	361,469
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(c)	200	178,110
GS Caltex Corp.
3.00%, 06/04/24(c)	400	387,364
4.50%, 01/05/26	200	194,408
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	235	233,115
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	225	207,011
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	635	620,643
4.30%, 04/01/27 (Call 01/01/27)	257	251,816
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)	388	391,135
Security	Par (000)	Value

Oil & Gas (continued)
Independence Energy Finance LLC, 7.25%, 05/01/26
(Call 05/01/23)(b)	$310	$297,522
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/23)(b)	265	261,404
KazMunayGas National Co. JSC
4.75%, 04/24/25(c)	400	392,612
4.75%, 04/19/27(c)	400	371,880
Korea National Oil Corp., 2.63%, 04/14/26(c)(d)	400	372,788
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 03/02/23)(c)	200	181,302
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/24)	205	206,839
10.13%, 01/15/28 (Call 01/15/24)	125	124,504
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	275	272,275
6.50%, 06/30/27 (Call 12/30/26)(b)	300	295,311
Lundin Energy Finance BV, 2.00%, 07/15/26
(Call 06/15/26)(b)	300	272,145
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(b)	170	164,466
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	532	520,073
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	538	528,241
4.70%, 05/01/25 (Call 04/01/25)	871	869,964
5.13%, 12/15/26 (Call 09/15/26)	65	65,725
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/23)	335	329,737
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(c)	200	192,714
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26
(Call 05/14/23)(c)	200	199,418
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(b)	265	271,869
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(b)	300	277,089
10.50%, 05/15/27 (Call 05/15/23)(b)	190	184,556
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/23)	114	113,577
5.88%, 12/01/27 (Call 12/01/23)	240	236,650
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	225	218,351
7.38%, 05/15/27 (Call 05/15/24)(b)	315	315,409
9.00%, 02/01/25 (Call 12/01/23)(b)	88	89,463
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/23)(b)	240	233,400
7.50%, 01/15/28 (Call 01/15/24)(b)	150	142,942
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%,
11/08/26(c)(i)(j)	200	41,000
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 05/15/23)(b)	375	369,450
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	185	182,232
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	230	221,313
3.00%, 02/15/27 (Call 11/15/26)	95	87,412
3.20%, 08/15/26 (Call 06/15/26)	20	18,584
3.40%, 04/15/26 (Call 01/15/26)	110	104,961
5.50%, 12/01/25 (Call 09/01/25)	300	301,965
5.55%, 03/15/26 (Call 12/15/25)	460	464,996
5.88%, 09/01/25 (Call 06/01/25)	355	359,395
6.95%, 07/01/24	106	107,866
8.50%, 07/15/27 (Call 01/15/27)	215	237,865
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(c)	400	415,912
7.63%, 11/07/24(c)	415	424,690
Oil India International Pte Ltd., 4.00%, 04/21/27(c)	200	189,804

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Oil India Ltd., 5.38%, 04/17/24(c)	$200	$199,596
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(c)	600	566,580
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	365	367,398
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%,
12/15/25 (Call 12/15/23)(b)	130	128,153
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/23)(b)	250	240,160
PBF Holding Co. LLC/PBF Finance Corp., 7.25%,
06/15/25 (Call 06/15/23)	305	303,951
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/23)	330	319,133
6.13%, 09/15/24 (Call 03/03/23)	108	107,408
Penn Virginia Holdings LLC., 9.25%, 08/15/26
(Call 08/15/23)(b)	185	187,435
Permian Resources Operating LLC, 5.38%, 01/15/26
(Call 03/03/23)(b)(d)	130	122,595
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(c)	400	360,576
Petrobras Global Finance BV
5.30%, 01/27/25	300	298,437
6.00%, 01/27/28	400	401,188
7.38%, 01/17/27	525	549,764
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	300	195,786
Petroleos Mexicanos
4.25%, 01/15/25	200	192,046
4.50%, 01/23/26	500	466,560
6.49%, 01/23/27 (Call 11/23/26)	670	631,964
6.50%, 03/13/27	1,770	1,671,269
6.88%, 10/16/25 (Call 09/16/25)(d)	450	450,886
6.88%, 08/04/26	1,100	1,076,174
Petron Corp., 5.95%, (Call 04/19/26)(a)(c)(e)	200	175,670
Petronas Capital Ltd., 3.50%, 03/18/25(c)	900	878,247
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26
(Call 06/09/24)(c)	200	192,858
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	285	259,179
3.55%, 10/01/26 (Call 07/01/26)(b)	125	118,991
3.61%, 02/15/25 (Call 11/15/24)(b)	357	348,100
3.85%, 04/09/25 (Call 03/09/25)	618	608,273
Pioneer Natural Resources Co., 1.13%, 01/15/26
(Call 12/15/25)	300	271,530
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/23)(b)	175	174,088
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27
(Call 04/10/27)(c)	200	182,998
Puma International Financing SA
5.00%, 01/24/26 (Call 02/13/23)(b)	400	367,284
5.13%, 10/06/24 (Call 02/13/23)(b)	200	193,658
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(c)	600	540,774
Raizen Fuels Finance SA, 5.30%, 01/20/27(c)	400	392,708
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	345	334,954
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	407	413,347
6.33%, 09/30/27(b)	206	210,361
Reliance Industries Ltd.
3.67%, 11/30/27(c)	250	236,765
4.13%, 01/28/25(c)	550	538,202
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(c)	600	568,290
1.60%, 06/17/26 (Call 05/17/26)(c)	600	551,058
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(c)	400	369,360
2.88%, 04/16/24(c)	800	779,680
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(c)	400	348,156
Security	Par (000)	Value

Oil & Gas (continued)
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25
(Call 02/15/23)(c)	$395	$373,251
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	804	771,583
2.50%, 09/12/26	435	409,848
2.88%, 05/10/26	202	192,843
3.25%, 05/11/25	1,594	1,557,083
Sinopec Group Overseas Development 2014 Ltd., 4.38%,
04/10/24(c)	600	597,204
Sinopec Group Overseas Development 2015 Ltd., 3.25%,
04/28/25(c)(d)	676	653,564
Sinopec Group Overseas Development 2016 Ltd., 2.75%,
09/29/26(c)	600	563,196
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(c)	800	731,440
2.15%, 05/13/25 (Call 04/13/25)(c)	800	754,224
2.50%, 08/08/24 (Call 07/08/24)(c)	400	386,856
2.50%, 11/12/24 (Call 10/12/24)(c)	400	384,648
4.13%, 09/12/25(c)	200	196,578
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/23)	150	147,046
6.63%, 01/15/27 (Call 01/15/24)	180	175,774
6.75%, 09/15/26 (Call 09/15/23)	195	191,991
Southwestern Energy Co.
5.70%, 01/23/25 (Call 10/23/24)(d)	185	183,555
7.75%, 10/01/27 (Call 10/01/23)	175	182,483
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/23)(b)	220	189,446
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27
(Call 04/15/23)	260	259,875
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	295	312,853
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 10/01/23)(b)	225	213,284
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(c)	400	358,544
4.00%, 08/15/26(c)	400	355,976
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	683	657,927
3.75%, 04/10/24	621	614,945
Transocean Guardian Ltd., 5.88%, 01/15/24
(Call 07/15/23)(b)	139	140,928
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/23)(b)	150	142,572
7.50%, 01/15/26 (Call 01/15/24)(b)	256	240,481
8.00%, 02/01/27 (Call 02/01/23)(b)	270	247,657
11.50%, 01/30/27 (Call 07/30/23)(b)	295	308,033
Transocean Pontus Ltd., 6.13%, 08/01/25
(Call 08/01/23)(b)	163	166,988
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/23)(b)	214	212,838
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)	55	57,076
Tullow Oil PLC
7.00%, 03/01/25 (Call 03/02/23)(c)	400	285,488
10.25%, 05/15/26 (Call 05/15/23)(c)	625	537,737
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24
(Call 07/20/24)(c)	400	382,524
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	100	89,992
3.40%, 09/15/26 (Call 06/15/26)	50	47,952
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	50	48,225

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 01/15/28 (Call 12/15/27)(b)	$200	$210,712
Vermilion Energy Inc., 5.63%, 03/15/25
(Call 03/15/23)(b)(d)	140	137,714
Viper Energy Partners LP, 5.38%, 11/01/27
(Call 11/01/23)(b)	170	164,592
W&T Offshore Inc., 11.75%, 02/01/26	125	127,185
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	605	586,729
3.70%, 09/15/26 (Call 06/15/26)(b)	395	377,328
YPF SA
6.95%, 07/21/27(c)	250	200,490
8.50%, 07/28/25(c)	760	697,558
YPF Sociedad Anonima, 9.00%, 02/12/26
(Call 11/12/25)(c)(g)	275	271,373
		77,246,633
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
6.88%, 04/01/27 (Call 04/01/23)(b)	220	215,395
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	355	323,398
3.34%, 12/15/27 (Call 09/15/27)	50	47,403
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(d)	200	177,930
COSL Singapore Capital Ltd., 1.88%, 06/24/25
(Call 05/24/25)(c)	600	558,354
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 04/01/23)(b)	170	161,451
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(b)	270	274,863
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	222	218,319
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 02/13/23)(b)	200	193,580
KLX Energy Services Holdings Inc., 11.50%, 11/01/25
(Call 11/01/23)(b)	110	103,953
Oceaneering International Inc., 4.65%, 11/15/24
(Call 09/30/24)	185	180,586
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	342	317,783
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	398	392,882
4.00%, 12/21/25 (Call 09/21/25)(b)	580	569,693
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	17	16,895
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24
(Call 10/15/23)(b)	101	102,572
Transocean Proteus Ltd., 6.25%, 12/01/24
(Call 12/01/23)(b)(d)	110	111,129
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 04/01/23)	325	318,932
6.88%, 09/01/27 (Call 09/01/23)	325	315,344
Weatherford International Ltd., 11.00%, 12/01/24
(Call 12/01/23)(b)	79	81,396
		4,681,858
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	160	153,662
Amcor Flexibles North America Inc., 4.00%, 05/17/25
(Call 04/17/25)	327	320,166
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/23),
(7.25% PIK)(b)(f)	370	289,947
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC, 6.00%, 06/15/27
(Call 06/15/24)(b)	250	250,010
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(b)	525	479,241
Security	Par (000)	Value

Packaging & Containers (continued)
5.25%, 04/30/25 (Call 04/30/23)(b)	$300	$293,808
5.25%, 08/15/27 (Call 08/15/23)(b)	775	637,066
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)	339	334,024
5.25%, 07/01/25	417	414,794
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	813	734,302
1.65%, 01/15/27 (Call 12/15/26)	451	394,593
4.50%, 02/15/26 (Call 02/15/23)(b)	125	121,379
4.88%, 07/15/26 (Call 07/15/23)(b)	267	259,941
5.63%, 07/15/27 (Call 07/15/23)(b)(d)	235	231,017
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	195	190,174
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26
(Call 01/15/24)(b)	105	98,009
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(b)	5	4,596
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	175	167,375
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/23)	375	365,906
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	165	172,324
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	407	361,233
4.13%, 08/15/24 (Call 05/15/24)	125	123,005
4.75%, 07/15/27 (Call 04/15/27)(b)	130	125,080
LABL Inc.
6.75%, 07/15/26 (Call 07/15/23)(b)	310	300,437
10.50%, 07/15/27 (Call 07/15/23)(b)	290	275,784
Matthews International Corp., 5.25%, 12/01/25
(Call 12/01/23)(b)	136	129,767
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 02/24/23)(b)	600	599,448
7.25%, 04/15/25 (Call 03/03/23)(b)	570	554,405
7.88%, 08/15/26	550	554,813
8.50%, 04/15/24 (Call 04/15/23)(b)	75	76,682
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	134	130,007
6.38%, 08/15/25(b)	130	127,474
6.63%, 05/13/27 (Call 05/15/23)(b)	275	270,347
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)	147	143,925
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen
Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27
(Call 10/15/23)(b)	445	399,761
Pactiv LLC
7.95%, 12/15/25	100	99,106
8.38%, 04/15/27	70	68,798
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	197	173,273
4.00%, 12/01/27 (Call 09/01/27)(b)	177	163,691
5.13%, 12/01/24 (Call 09/01/24)(b)	184	183,205
5.50%, 09/15/25 (Call 06/15/25)(b)(d)	170	169,152
6.13%, 02/01/28 (Call 02/01/24)(b)	120	121,118
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	227	202,992
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	476	446,997
2.25%, 02/01/27 (Call 01/01/27)	325	295,861
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 02/13/23)(b)	110	99,219
9.25%, 08/01/24 (Call 08/01/23)(b)	160	157,179

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(b)	$475	$456,375
8.50%, 08/15/27 (Call 08/15/23)(b)	300	288,747
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	431	416,018
3.75%, 03/15/25 (Call 01/15/25)	365	355,879
4.65%, 03/15/26 (Call 01/15/26)	649	646,806
		14,428,918
Pharmaceuticals — 1.0%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	1,513	1,458,139
2.95%, 11/21/26 (Call 09/21/26)	1,837	1,742,633
3.20%, 05/14/26 (Call 02/14/26)	1,242	1,193,264
3.60%, 05/14/25 (Call 02/14/25)	1,749	1,705,712
3.80%, 03/15/25 (Call 12/15/24)	1,450	1,422,914
3.85%, 06/15/24 (Call 03/15/24)	625	617,400
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	270	261,368
3.40%, 05/15/24 (Call 02/15/24)	414	405,981
Astrazeneca Finance LLC, 1.20%, 05/28/26
(Call 04/28/26)	324	292,799
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	957	854,122
3.13%, 06/12/27 (Call 03/12/27)	65	62,216
3.38%, 11/16/25	1,108	1,082,017
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(b)	200	105,474
9.25%, 04/01/26 (Call 04/01/23)(b)(d)	330	245,414
Bausch Health Companies Inc.
7.00%, 01/15/28 (Call 01/15/24)(b)	100	46,110
9.00%, 12/15/25 (Call 12/15/23)(b)(d)	405	319,440
Bausch Health Cos. Inc.
5.50%, 11/01/25 (Call 03/03/23)(b)	740	627,106
5.75%, 08/15/27 (Call 08/15/23)(b)	240	161,868
6.13%, 02/01/27 (Call 02/01/24)(b)	425	289,756
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	667	650,605
4.25%, 12/15/25 (Call 10/15/25)(b)	1,090	1,071,176
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	860	836,341
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	677	663,805
3.70%, 06/06/27 (Call 03/06/27)	872	848,439
3.73%, 12/15/24 (Call 09/15/24)	387	380,231
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	593	538,450
2.90%, 07/26/24 (Call 06/26/24)	1,409	1,376,015
3.20%, 06/15/26 (Call 04/15/26)	1,043	1,010,500
3.45%, 11/15/27 (Call 08/15/27)	15	14,565
3.63%, 05/15/24 (Call 02/15/24)	170	168,183
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	574	559,604
3.41%, 06/15/27 (Call 03/15/27)	32	30,504
3.50%, 11/15/24 (Call 08/15/24)	399	388,989
3.75%, 09/15/25 (Call 06/15/25)	468	456,876
Cigna Corp.
0.61%, 03/15/24 (Call 03/03/23)	525	500,582
1.25%, 03/15/26 (Call 02/15/26)	349	314,788
3.05%, 10/15/27 (Call 07/15/27)	15	14,071
3.25%, 04/15/25 (Call 01/15/25)	685	665,224
3.40%, 03/01/27 (Call 12/01/26)	170	162,746
Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 06/15/24 (Call 03/17/24)	$515	$506,029
4.13%, 11/15/25 (Call 09/15/25)	664	656,503
4.50%, 02/25/26 (Call 11/27/25)	660	657,835
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	147	127,436
2.63%, 08/15/24 (Call 07/15/24)	690	668,617
2.88%, 06/01/26 (Call 03/01/26)	919	869,549
3.00%, 08/15/26 (Call 06/15/26)	372	351,823
3.38%, 08/12/24 (Call 05/12/24)	524	513,274
3.63%, 04/01/27 (Call 02/01/27)	997	963,780
3.88%, 07/20/25 (Call 04/20/25)	1,501	1,471,175
4.10%, 03/25/25 (Call 01/25/25)	470	466,334
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,136	1,099,319
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	208	204,990
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24
(Call 05/01/24)	869	850,708
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 03/03/23)(b)	260	245,133
Hikma Finance USA LLC, 3.25%, 07/09/25(c)	200	188,898
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/01/23)(b)	250	255,240
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	525	480,128
0.95%, 09/01/27 (Call 07/01/27)	85	74,776
2.45%, 03/01/26 (Call 12/01/25)	340	324,550
2.63%, 01/15/25 (Call 11/15/24)	481	466,099
2.95%, 03/03/27 (Call 12/03/26)	140	134,938
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	150	38,592
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC, 10.00%, 04/15/25 (Call 04/15/23)(b)(d)	140	95,747
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	120	107,992
1.30%, 08/15/26 (Call 07/15/26)	587	523,915
3.80%, 03/15/24 (Call 12/15/23)	467	460,714
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	740	731,941
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	395	355,453
1.70%, 06/10/27 (Call 05/10/27)	260	234,889
2.75%, 02/10/25 (Call 11/10/24)	605	586,402
2.90%, 03/07/24 (Call 02/07/24)	824	807,619
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	465	441,411
2.00%, 02/14/27 (Call 12/14/26)	400	370,548
3.00%, 11/20/25 (Call 08/20/25)	995	960,663
3.10%, 05/17/27 (Call 02/17/27)	160	154,139
3.40%, 05/06/24	1,288	1,269,981
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	120	117,286
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 11/15/23)(b)	195	158,334
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	300	290,439
4.38%, 03/15/26 (Call 12/15/25)	325	308,444
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	696	643,027
2.75%, 06/03/26	382	365,494
2.95%, 03/15/24 (Call 02/15/24)	539	528,953
3.00%, 12/15/26(d)	415	399,637
3.40%, 05/15/24	577	568,703
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 07/15/23)(b)	235	215,037

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	$1,292	$1,234,519
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,550	1,389,978
4.75%, 05/09/27 (Call 02/09/27)	500	464,680
6.00%, 04/15/24 (Call 01/15/24)	600	598,038
7.13%, 01/31/25 (Call 10/31/24)	350	354,711
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	1,112	1,059,758
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	549	504,778
2.30%, 06/22/27 (Call 04/22/27)	200	176,392
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	47	44,348
4.50%, 11/13/25 (Call 08/13/25)	65	64,806
		51,749,929
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 03/01/23)(b)	280	271,533
5.75%, 01/15/28 (Call 01/15/24)(b)	75	71,915
7.88%, 05/15/26 (Call 05/15/23)(b)	230	235,996
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(b)	130	128,528
7.63%, 12/15/25 (Call 12/15/23)(b)	285	289,380
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	215	209,509
4.95%, 12/15/24 (Call 09/15/24)	479	475,805
5.95%, 06/01/26 (Call 03/01/26)	50	51,287
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	265	243,161
4.13%, 03/01/25 (Call 02/01/25)(b)	230	218,643
4.13%, 12/01/27 (Call 09/01/27)	175	158,286
4.35%, 10/15/24 (Call 07/15/24)	125	121,270
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	682	687,060
5.88%, 03/31/25 (Call 10/02/24)	951	960,719
CNPC Global Capital Ltd., 1.35%, 06/23/25
(Call 05/23/25)(c)	400	368,568
Colorado Interstate Gas Co. LLC/Colorado Interstate
Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	200	193,070
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	231	229,071
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(b)(d)	255	243,885
5.75%, 04/01/25 (Call 04/01/23)	235	231,757
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	542	541,984
5.63%, 07/15/27 (Call 04/15/27)	297	302,224
Delek Logistics Partners LP/Delek Logistics Finance
Corp., 6.75%, 05/15/25 (Call 05/15/23)	120	117,127
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	10	10,231
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	632	565,115
2.50%, 01/15/25 (Call 12/15/24)	611	582,399
2.50%, 02/14/25	97	92,377
3.50%, 06/10/24 (Call 03/10/24)	626	613,023
3.70%, 07/15/27 (Call 04/15/27)	135	129,653
4.25%, 12/01/26 (Call 09/01/26)	115	112,677

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	$653	$623,295
3.90%, 05/15/24 (Call 02/15/24)	450	442,363
3.90%, 07/15/26 (Call 04/15/26)	250	240,723
4.00%, 10/01/27 (Call 07/01/27)	300	287,148
4.05%, 03/15/25 (Call 12/15/24)	558	547,376
4.20%, 04/15/27 (Call 01/15/27)	375	363,473
4.25%, 04/01/24 (Call 01/01/24)	435	430,285
4.40%, 03/15/27 (Call 12/15/26)	102	99,671
4.50%, 04/15/24 (Call 03/15/24)	398	394,740
4.75%, 01/15/26 (Call 10/15/25)	428	424,914
5.50%, 06/01/27 (Call 03/01/27)	114	115,689
5.95%, 12/01/25 (Call 09/01/25)	370	378,617
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	189	182,319
4.85%, 07/15/26 (Call 04/15/26)	215	208,741
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	92	89,987
3.75%, 02/15/25 (Call 11/15/24)	890	876,089
3.95%, 02/15/27 (Call 11/15/26)	90	88,198
5.05%, 01/10/26	350	355,142
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(a)	500	437,795
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	120	116,257
4.13%, 12/01/26 (Call 09/01/26)	215	195,205
6.00%, 07/01/25 (Call 04/01/25)(b)	170	167,430
6.50%, 07/01/27 (Call 01/01/27)(b)	380	371,659
7.50%, 06/01/27 (Call 06/01/24)(b)	225	225,621
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25
(Call 04/15/25)(b)	430	420,261
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(b)	210	211,413
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(c)	325	301,826
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/23)	145	138,900
6.50%, 10/01/25 (Call 10/01/23)	239	234,882
8.00%, 01/15/27 (Call 01/15/24)	417	411,671
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27
(Call 08/01/23)	185	178,519
Gray Oak Pipeline LLC, 2.60%, 10/15/25
(Call 09/15/25)(b)	430	394,091
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	355	345,323
6.19%, 11/01/25(b)	100	100,796
Hess Midstream Operations LP, 5.63%, 02/15/26
(Call 02/15/23)(b)	368	364,342
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.38%, 04/15/27 (Call 04/15/24)(b)	200	198,100
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27
(Call 01/01/24)(b)	185	180,366
KazTransGas JSC, 4.38%, 09/26/27(c)	200	183,778
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	566	559,140
4.30%, 05/01/24 (Call 02/01/24)	460	456,881
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	255	228,840
4.30%, 06/01/25 (Call 03/01/25)	925	915,861
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	125	125,859
Martin Midstream Partners LP/Martin Midstream Finance
Corp., 11.50%, 02/28/25 (Call 03/03/23)(b)	140	140,081

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24
(Call 03/01/24)(b)	$611	$596,800
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,079	982,203
4.00%, 02/15/25 (Call 11/15/24)	224	219,117
4.13%, 03/01/27 (Call 12/01/26)	432	419,135
4.88%, 12/01/24 (Call 09/01/24)	731	730,203
4.88%, 06/01/25 (Call 03/01/25)	743	741,588
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	635	586,226
6.75%, 09/15/25 (Call 09/15/23)(b)	528	507,118
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(b)	895	850,241
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/23)(d)	166	147,325
7.50%, 04/15/26 (Call 04/15/23)(d)	129	110,187
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	147	143,490
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/23)(b)	240	230,371
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	120	116,213
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	240	231,168
5.75%, 10/01/25 (Call 07/01/25)	272	269,130
6.00%, 06/01/26 (Call 03/01/26)	220	215,615
Oleoducto Central SA, 4.00%, 07/14/27 (Call 04/14/27)(c)	200	177,682
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	322	310,650
4.00%, 07/13/27 (Call 04/13/27)	50	48,109
5.85%, 01/15/26 (Call 12/15/25)	525	538,293
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	30	29,883
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	559	545,662
4.50%, 12/15/26 (Call 09/15/26)	35	34,209
4.65%, 10/15/25 (Call 07/15/25)	742	734,877
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(b)	185	175,508
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	717	718,291
5.63%, 03/01/25 (Call 12/01/24)	1,029	1,038,775
5.75%, 05/15/24 (Call 02/15/24)	875	880,232
5.88%, 06/30/26 (Call 12/31/25)	421	430,641
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(b)	150	142,932
Southern Gas Corridor CJSC, 6.88%, 03/24/26(c)	1,000	1,030,620
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	220	209,484
3.50%, 03/15/25 (Call 12/15/24)	261	253,556
4.75%, 03/15/24 (Call 12/15/23)	654	651,672
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp.
5.75%, 04/15/25 (Call 04/15/23)	120	103,211
8.50%, 10/15/26 (Call 10/15/23)(b)	330	321,159
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(b)	100	92,160
6.00%, 03/01/27 (Call 03/01/23)(b)	190	180,686
7.50%, 10/01/25 (Call 10/01/23)(b)	275	279,177
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	387	389,666
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 6.50%, 07/15/27 (Call 07/15/23)	50	51,127
Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	$10	$9,630
4.38%, 03/13/25 (Call 12/13/24)	287	282,959
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	5	5,380
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,077	1,007,878
4.88%, 01/15/26 (Call 10/15/25)	50	50,221
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)	640	691,194
TransMontaigne Partners LP/TLP Finance Corp., 6.13%,
02/15/26 (Call 02/15/23)	125	108,749
Transportadora de Gas del Sur SA, 6.75%, 05/02/25
(Call 03/02/23)(c)	300	283,323
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	323	308,394
3.95%, 06/01/25 (Call 03/01/25)	175	167,692
4.65%, 07/01/26 (Call 04/01/26)	230	221,794
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	542	524,022
3.90%, 01/15/25 (Call 10/15/24)	636	623,878
4.00%, 09/15/25 (Call 06/15/25)	495	484,635
4.30%, 03/04/24 (Call 12/04/23)	505	500,768
4.55%, 06/24/24 (Call 03/24/24)	581	577,938
		44,522,767
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26
(Call 02/27/26)(b)	155	148,451
Real Estate — 0.4%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 03/02/23)(c)	200	126,168
7.88%, (Call 07/31/24)(a)(c)(e)	300	92,757
Aldar Sukuk Ltd., 4.75%, 09/29/25(c)	200	199,712
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)	400	379,888
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)	200	196,024
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	100	98,771
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	220	219,444
Central Plaza Development Ltd.
3.85%, 07/14/25(c)	200	174,138
4.65%, 01/19/26 (Call 10/19/25)(c)	400	344,240
5.75%, (Call 11/14/24)(a)(c)(e)	200	166,868
China Overseas Finance Cayman VI Ltd., 5.95%,
05/08/24(c)	200	200,784
China Overseas Finance Cayman VIII Ltd., 2.38%,
03/02/25(c)	200	187,182
China Overseas Grand Oceans Finance IV Cayman Ltd.,
2.45%, 02/09/26 (Call 11/09/25)(c)	400	343,424
China Resources Land Ltd.
3.75%, 08/26/24(c)	400	388,864
3.75%, (Call 12/09/24)(a)(c)(e)	600	578,868
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(c)	200	108,966
7.38%, 04/09/24 (Call 03/02/23)(c)	200	125,368
CK Property Finance MTN Ltd., 1.38%, 06/30/26(c)	200	178,806
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(c)	200	138,450
4.20%, 02/06/26 (Call 02/06/24)(c)	400	276,176
5.13%, 01/17/25 (Call 03/02/23)(c)	400	310,976
5.40%, 05/27/25 (Call 05/27/23)(c)	400	305,700
6.15%, 09/17/25 (Call 09/17/23)(c)	400	304,980

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
6.50%, 04/08/24 (Call 03/02/23)(c)	$400	$335,016
7.25%, 04/08/26 (Call 04/08/23)(c)	600	456,354
8.00%, 01/27/24 (Call 03/02/23)(c)	300	263,877
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(c)	400	395,748
DIFC Sukuk Ltd., 4.33%, 11/12/24(c)	200	197,678
Ease Trade Global Ltd., 4.00%, 11/10/25(c)	200	188,738
Elect Global Investments Ltd., 4.10%,
(Call 06/03/25)(a)(c)(e)	400	381,344
Emaar Sukuk Ltd., 3.64%, 09/15/26(c)	400	385,788
EMG Sukuk Ltd., 4.56%, 06/18/24(c)	400	396,272
Esic Sukuk Ltd., 3.94%, 07/30/24(c)	200	194,592
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 11/15/23)(b)	270	243,062
Franshion Brilliant Ltd., 3.20%, 04/09/26(c)	400	361,172
Fuqing Investment management Co., 3.25%, 06/23/25(c)	400	319,640
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26
(Call 06/30/26)(b)(d)	547	514,311
GLP Pte Ltd., 3.88%, 06/04/25(c)	400	354,404
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 03/03/23)(b)	265	261,706
Hongkong Land Finance Cayman Islands Co. Ltd. (The),
4.50%, 10/07/25(c)	200	197,172
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(c)	400	376,308
Huafa 2021 I Co. Ltd., 4.25%, (Call 07/18/24)(a)(c)(e)	200	176,000
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(c)	200	185,892
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 02/15/23)(c)	250	103,108
7.88%, 08/30/24	200	98,490
LOTTE Property & Development Co. Ltd., 4.50%,
08/01/25(c)	200	196,026
MAF Global Securities Ltd.
4.75%, 05/07/24(c)	400	395,840
7.88%, (Call 06/30/27)(a)(c)(e)	200	208,044
MAF Sukuk Ltd., 4.50%, 11/03/25(c)	200	197,612
Ontario Teachers’ Cadillac Fairview Properties Trust,
3.88%, 03/20/27 (Call 12/20/26)(b)	305	285,007
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(c)	200	196,164
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(Call 01/12/24)(c)	400	328,600
Shui On Development Holding Ltd., 6.15%, 08/24/24
(Call 03/02/23)(c)	400	370,632
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(c)	403	376,813
1.50%, 11/24/24 (Call 10/24/24)(c)	200	187,432
1.63%, 10/29/25(c)	200	181,482
2.25%, 11/24/26 (Call 10/24/26)(c)	400	359,564
Sino-Ocean Land Treasure Finance I Ltd., 6.00%,
07/30/24(c)	400	346,560
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/25
(Call 12/13/24)(c)	200	160,652
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(c)	400	387,988
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(c)	200	188,194
3.98%, 11/09/27(c)	400	367,032
4.20%, 06/07/24(c)	200	195,126
5.35%, 03/11/24(c)	600	594,588
Westwood Group Holdings Ltd., 2.80%, 01/20/26(c)	600	540,930
WeWork Companies Inc., 7.88%, 05/01/25(b)(d)	280	151,133
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%,
07/10/25 (Call 04/10/25)(b)	235	99,179
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(c)	200	187,546
Security	Par (000)	Value

Real Estate (continued)
2.50%, 09/16/24(c)	$200	$192,016
Wuhan Urban Construction Group Co. Ltd., 2.25%,
07/09/24(c)	200	187,714
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26
(Call 05/20/24)(c)	200	182,024
		18,897,124
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	477	463,816
3.80%, 04/15/26 (Call 02/15/26)	44	42,974
4.30%, 01/15/26 (Call 10/15/25)	160	158,242
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	360	327,481
1.45%, 09/15/26 (Call 08/15/26)	657	581,701
1.60%, 04/15/26 (Call 03/15/26)	744	672,189
2.40%, 03/15/25 (Call 02/15/25)	545	516,556
2.75%, 01/15/27 (Call 11/15/26)	104	95,925
2.95%, 01/15/25 (Call 12/15/24)	402	386,760
3.13%, 01/15/27 (Call 10/15/26)	320	299,254
3.38%, 05/15/24 (Call 04/15/24)	461	451,079
3.38%, 10/15/26 (Call 07/15/26)	217	205,846
3.55%, 07/15/27 (Call 04/15/27)	64	60,508
3.65%, 03/15/27 (Call 02/15/27)	367	349,256
4.00%, 06/01/25 (Call 03/01/25)	149	145,710
4.40%, 02/15/26 (Call 11/15/25)	155	153,228
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	50	46,719
2.95%, 05/11/26 (Call 02/11/26)	115	108,697
3.35%, 05/15/27 (Call 02/15/27)	150	142,495
3.45%, 06/01/25 (Call 03/03/25)	406	394,624
3.50%, 11/15/24 (Call 08/15/24)	307	299,807
3.50%, 11/15/25 (Call 08/15/25)	110	106,478
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(b)	195	172,060
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	435	399,748
3.20%, 01/15/25 (Call 10/15/24)	810	782,112
3.65%, 02/01/26 (Call 11/03/25)	350	337,680
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	60	51,722
4.10%, 10/01/24 (Call 07/01/24)	255	247,146
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	205	199,192
3.85%, 02/01/25 (Call 11/01/24)	405	392,247
3.90%, 03/15/27 (Call 12/15/26)	50	47,345
4.13%, 06/15/26 (Call 03/15/26)	75	72,070
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	320	281,699
5.75%, 05/15/26 (Call 05/15/23)(b)	415	391,312
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	374	338,926
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	722	636,984
3.20%, 09/01/24 (Call 07/01/24)	395	384,722
3.65%, 09/01/27 (Call 06/01/27)	52	49,609
3.70%, 06/15/26 (Call 03/15/26)	682	657,666
4.45%, 02/15/26 (Call 11/15/25)	197	194,740
5.00%, 01/11/28	815	824,625
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	382	351,444

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 03/15/27 (Call 02/15/27)	$342	$318,293
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	82	79,850
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	15	14,267
5.55%, 01/15/28 (Call 12/15/27)	785	803,267
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	110	95,500
9.75%, 06/15/25 (Call 06/15/23)	217	212,959
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	255	246,692
4.50%, 06/01/27 (Call 03/01/27)	97	88,545
4.75%, 12/15/26 (Call 09/15/26)	335	314,665
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	540	488,101
1.25%, 07/15/25 (Call 06/15/25)	365	334,402
1.45%, 05/15/26 (Call 04/15/26)	590	529,525
1.80%, 07/15/27 (Call 05/15/27)	150	131,388
2.63%, 11/18/24 (Call 10/18/24)	567	544,677
2.90%, 11/18/26 (Call 09/18/26)	5	4,658
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	125	117,583
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	85	80,970
3.50%, 04/01/25 (Call 01/01/25)	160	155,619
3.63%, 05/01/27 (Call 02/01/27)	55	52,676
3.88%, 05/01/24 (Call 02/01/24)	25	24,570
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	70	62,653
3.25%, 07/15/27 (Call 04/15/27)	5	4,676
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	225	189,994
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	345	333,177
5.25%, 06/01/25 (Call 03/01/25)	480	476,386
5.38%, 04/15/26 (Call 01/15/26)	465	464,516
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	423	375,531
6.00%, 04/15/25 (Call 04/15/23)(b)(d)	190	185,788
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	60	56,753
3.75%, 07/01/27 (Call 04/01/27)	55	52,210
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	50	44,514
3.25%, 07/15/26 (Call 05/15/26)	55	52,515
3.40%, 02/01/25 (Call 11/01/24)	52	50,369
4.00%, 06/01/25 (Call 03/01/25)	445	437,003
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	287	281,998
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	131,583
Series F, 4.50%, 02/01/26 (Call 11/01/25)(d)	405	396,584
Hudson Pacific Properties LP, 3.95%, 11/01/27
(Call 08/01/27)	50	43,922
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/23)(b)	445	419,911
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	220	218,405
4.75%, 10/01/24 (Call 07/01/24)	333	331,348
5.50%, 02/15/26 (Call 08/15/23)	160	161,208
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	360	348,210
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	438	426,967
2.80%, 10/01/26 (Call 07/01/26)	5	4,647
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 02/01/25 (Call 12/01/24)	$137	$132,952
3.80%, 04/01/27 (Call 01/01/27)	25	23,881
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	65	61,048
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	275	242,341
5.25%, 10/01/25 (Call 02/16/23)(b)	155	149,155
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	50	47,567
Link Finance Cayman 2009 Ltd. (The)
2.88%, 07/21/26(c)	200	188,738
3.60%, 09/03/24(c)	200	196,302
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	300	265,386
3.60%, 06/01/27 (Call 03/01/27)	255	246,789
3.75%, 06/15/24 (Call 03/13/24)	70	68,881
4.00%, 11/15/25 (Call 08/15/25)	55	53,974
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/23)(d)	605	511,576
5.25%, 08/01/26 (Call 08/01/23)(d)	210	191,703
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	15	14,022
3.90%, 06/15/24 (Call 03/15/24)	346	340,312
New Residential Investment Corp., 6.25%, 10/15/25
(Call 10/15/23)(b)	245	228,149
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	138	105,603
2.65%, 06/15/26 (Call 05/15/26)	135	108,660
4.25%, 05/15/24 (Call 02/15/24)	80	77,562
4.50%, 02/01/25 (Call 11/01/24)	285	265,050
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	63	61,896
4.50%, 04/01/27 (Call 01/01/27)	25	24,046
4.95%, 04/01/24 (Call 01/01/24)	105	104,173
5.25%, 01/15/26 (Call 10/15/25)	420	417,883
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25
(Call 06/01/23)(b)	280	283,914
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	25	24,218
Piedmont Operating Partnership LP, 4.45%, 03/15/24
(Call 12/15/23)	2	1,980
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	45	41,217
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	255	230,112
1.50%, 11/09/26 (Call 10/09/26)	600	542,796
3.09%, 09/15/27 (Call 06/15/27)	10	9,520
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	520	459,852
3.00%, 01/15/27 (Call 10/15/26)	25	23,561
3.88%, 07/15/24 (Call 04/15/24)	114	112,262
3.88%, 04/15/25 (Call 02/15/25)	113	110,899
3.95%, 08/15/27 (Call 05/15/27)	285	278,029
4.13%, 10/15/26 (Call 07/15/26)	495	488,025
4.63%, 11/01/25 (Call 09/01/25)	320	319,098
4.88%, 06/01/26 (Call 03/01/26)	60	60,352
RHP Hotel Properties LP/RHP Finance Corp., 4.75%,
10/15/27 (Call 10/15/23)	325	304,983
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(b)	245	225,013
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	342	330,317
SBA Communications Corp., 3.88%, 02/15/27
(Call 02/15/23)	650	600,457

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	$440	$417,494
3.50%, 02/12/25 (Call 11/12/24)(b)	537	518,141
3.63%, 01/28/26 (Call 12/28/25)(b)	360	343,814
3.75%, 03/23/27 (Call 12/23/26)(b)	560	527,167
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26)(a)(b)	450	419,130
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	97	73,929
4.35%, 10/01/24 (Call 09/01/24)	365	344,085
4.50%, 03/15/25 (Call 09/15/24)	160	144,853
4.65%, 03/15/24 (Call 09/15/23)	140	136,713
4.75%, 10/01/26 (Call 08/01/26)	190	156,974
4.95%, 02/15/27 (Call 08/15/26)	165	135,666
5.25%, 02/15/26 (Call 08/15/25)	155	134,081
5.50%, 12/15/27 (Call 09/15/27)	200	177,314
7.50%, 09/15/25 (Call 06/15/25)	345	339,822
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	534	476,253
2.00%, 09/13/24 (Call 06/13/24)	893	855,789
3.30%, 01/15/26 (Call 10/15/25)	695	668,486
3.38%, 10/01/24 (Call 07/01/24)	419	409,753
3.38%, 06/15/27 (Call 03/15/27)	70	66,627
3.50%, 09/01/25 (Call 06/01/25)	457	444,076
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	369	352,281
4.25%, 02/01/26 (Call 11/01/25)	297	285,218
4.70%, 06/01/27 (Call 03/01/27)	65	62,363
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	10	9,118
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	180	161,550
3.75%, 12/31/24 (Call 09/30/24)(b)	180	171,018
4.38%, 01/15/27 (Call 07/15/26)(b)	210	188,910
4.75%, 03/15/25 (Call 09/15/24)	230	222,539
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	23,421
Trust Fibra Uno
5.25%, 12/15/24 (Call 09/15/24)(c)	200	197,636
5.25%, 01/30/26 (Call 10/30/25)(c)	400	391,268
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.88%, 02/15/25 (Call 02/15/23)(b)	963	950,202
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	345	329,316
3.25%, 10/15/26 (Call 07/15/26)	50	47,061
3.50%, 04/15/24 (Call 03/15/24)	406	397,218
3.50%, 02/01/25 (Call 11/01/24)	346	335,412
3.75%, 05/01/24 (Call 02/01/24)	387	380,398
3.85%, 04/01/27 (Call 01/01/27)	55	53,018
4.13%, 01/15/26 (Call 10/15/25)	180	176,490
VICI Properties LP, 4.38%, 05/15/25	205	200,595
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/23)(b)	570	542,463
3.75%, 02/15/27 (Call 02/15/23)(b)	490	452,853
4.25%, 12/01/26 (Call 12/01/23)(b)	747	707,103
4.50%, 09/01/26 (Call 06/01/26)(b)	378	360,544
4.63%, 06/15/25 (Call 03/15/25)(b)	360	348,840
5.63%, 05/01/24 (Call 02/04/24)(b)	555	554,323
5.75%, 02/01/27 (Call 11/01/26)(b)	60	59,714
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	260	226,309
3.50%, 01/15/25 (Call 11/15/24)	210	200,798
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(b)$	260	$229,510
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.75%, 09/17/24 (Call 06/17/24)(b)	590	562,677
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	144	132,396
3.63%, 03/15/24 (Call 02/15/24)	825	811,816
4.00%, 06/01/25 (Call 03/01/25)	941	920,928
4.25%, 04/01/26 (Call 01/01/26)	263	258,037
WP Carey Inc.
4.00%, 02/01/25 (Call 12/01/24)	35	34,543
4.60%, 04/01/24 (Call 01/01/24)	168	166,638
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(b)	235	232,688
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(c)	200	175,946
		50,289,048
Retail — 0.5%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/23)(b)	100	91,400
4.38%, 01/15/28 (Call 11/15/23)(b)	81	74,762
5.75%, 04/15/25 (Call 04/15/23)(b)	205	204,914
7-Eleven Inc., 0.95%, 02/10/26 (Call 01/10/26)(b)	755	674,449
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 01/15/24)(b)(d)	145	70,841
Abercrombie & Fitch Management Co., 8.75%, 07/15/25
(Call 07/15/23)(b)(d)	165	166,696
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	175	169,503
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(b)	40	37,688
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	363	350,734
4.50%, 10/01/25 (Call 07/01/25)	94	92,467
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	487	476,690
3.13%, 04/21/26 (Call 01/21/26)	220	210,131
3.25%, 04/15/25 (Call 01/15/25)	153	147,908
3.63%, 04/15/25 (Call 03/15/25)	520	508,196
3.75%, 06/01/27 (Call 03/01/27)	35	34,035
4.50%, 02/01/28	485	483,695
Bath & Body Works Inc.
6.69%, 01/15/27	130	130,567
9.38%, 07/01/25(b)	140	149,922
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27
(Call 04/01/23), (8.50% PIK)(b)(f)	170	126,925
Beacon Roofing Supply Inc., 4.50%, 11/15/26
(Call 11/15/23)(b)	150	142,946
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	110	6,113
Brinker International Inc., 5.00%, 10/01/24
(Call 07/01/24)(b)	170	166,335
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)	275	123,758
5.63%, 10/01/25 (Call 10/01/23)(b)	210	105,057
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/23)(b)	275	254,645
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	8,964
2.75%, 05/18/24 (Call 03/18/24)	483	473,311
3.00%, 05/18/27 (Call 02/18/27)	160	153,606
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	10	9,669
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(b)	207	210,486
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	165	160,170
4.25%, 09/20/24	160	158,598

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.63%, 11/01/27 (Call 10/01/27)	$250	$250,280
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	330	324,100
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(b)	325	301,389
8.50%, 10/30/25 (Call 10/30/23)(b)	275	262,556
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(c)	200	191,652
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(b)	280	257,555
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(b)	230	200,903
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	280	259,636
2.50%, 04/15/27 (Call 02/15/27)	240	224,693
2.70%, 04/15/25 (Call 03/15/25)	315	303,767
2.80%, 09/14/27 (Call 06/14/27)	390	367,041
2.88%, 04/15/27 (Call 03/15/27)	230	218,242
3.00%, 04/01/26 (Call 01/01/26)	295	284,017
3.35%, 09/15/25 (Call 06/15/25)	509	496,784
4.00%, 09/15/25 (Call 08/15/25)	152	151,374
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(b)	345	346,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(b)	325	317,155
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	155	148,715
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/23)(b)	175	162,806
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	10	9,426
3.10%, 05/03/27 (Call 02/03/27)	925	878,389
3.13%, 09/15/24 (Call 06/15/24)	425	413,873
3.35%, 04/01/27 (Call 03/01/27)	287	274,851
3.38%, 09/15/25 (Call 06/15/25)	316	306,330
4.00%, 04/15/25 (Call 03/15/25)	495	487,936
4.40%, 09/08/25	495	492,970
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)	355	323,938
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	580	537,660
3.25%, 06/10/24	167	164,341
3.30%, 07/01/25 (Call 06/15/25)	544	529,747
3.38%, 05/26/25 (Call 02/26/25)	623	607,531
3.50%, 03/01/27 (Call 12/01/26)	290	280,314
3.50%, 07/01/27 (Call 05/01/27)	120	116,056
3.70%, 01/30/26 (Call 10/30/25)	75	73,757
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/23)	130	127,652
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	500	479,700
Nordstrom Inc.
2.30%, 04/08/24 (Call 02/16/23)	125	118,550
4.00%, 03/15/27 (Call 12/15/26)(d)	165	142,352
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	32	31,165
3.60%, 09/01/27 (Call 06/01/27)	5	4,820
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/23)(b)	130	128,781
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/23)	270	255,779
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	262	223,392
4.75%, 02/15/27 (Call 11/15/26)	235	178,154
4.85%, 04/01/24	259	247,855
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(b)	218	143,782
7.70%, 02/15/27(d)	53	24,148
8.00%, 11/15/26 (Call 01/15/24)(b)(d)	400	222,972

Security	Par (000)	Value

Retail (continued)
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	$20	$17,797
4.60%, 04/15/25 (Call 03/15/25)	673	670,651
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	295	292,047
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/23)(b)(d)	155	143,789
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(b)	305	274,674
Staples Inc.
7.50%, 04/15/26 (Call 04/15/23)(b)	845	750,191
10.75%, 04/15/27 (Call 04/15/23)(b)(d)	425	321,984
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	105	95,690
2.45%, 06/15/26 (Call 03/15/26)	140	131,550
3.80%, 08/15/25 (Call 06/15/25)	636	625,213
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 03/01/23)	175	169,367
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	860	793,685
2.25%, 04/15/25 (Call 03/15/25)	1,124	1,071,599
2.50%, 04/15/26	80	76,049
3.50%, 07/01/24	662	651,613
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	205	190,804
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/23)(b)	160	156,419
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	555	532,961
3.80%, 11/18/24 (Call 08/18/24)	232	227,601
Walmart Inc.
3.30%, 04/22/24 (Call 01/22/24)	665	655,045
5.88%, 04/05/27	490	525,496
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/23), (9.00% PIK)(b)(f)	130	118,537
		27,562,954
Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	405	366,047
1.50%, 10/13/26(b)	710	627,455
2.97%, 02/16/28 (Call 02/16/27)(a)(b)	480	437,376
3.90%, 07/21/25(b)	300	291,801
4.00%, 09/14/26(b)	280	262,458
4.85%, 07/27/27(b)	200	199,332
		2,184,469
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/23)(b)	250	250,873
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(b)(d)	200	193,004
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	196	190,063
3.45%, 06/15/27 (Call 03/15/27)(b)	20	19,198
3.50%, 12/05/26 (Call 09/05/26)	115	111,663
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	325	314,360
3.90%, 10/01/25 (Call 07/01/25)	375	370,309
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	439	424,201
3.88%, 01/15/27 (Call 10/15/26)	1,175	1,132,806
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	825	789,475
3.46%, 09/15/26 (Call 07/15/26)	284	271,476

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.63%, 10/15/24 (Call 09/15/24)	$699	$685,411
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	280	265,115
2.88%, 05/11/24 (Call 03/11/24)	859	840,609
3.15%, 05/11/27 (Call 02/11/27)	250	239,358
3.40%, 03/25/25 (Call 02/25/25)	1,232	1,203,270
3.70%, 07/29/25 (Call 04/29/25)	448	438,673
3.75%, 03/25/27 (Call 01/25/27)	599	586,463
3.75%, 08/05/27 (Call 07/05/27)	385	376,403
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	373	371,437
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	352	345,030
3.80%, 03/15/25 (Call 12/15/24)	36	35,455
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	470	423,320
Microchip Technology Inc.
0.98%, 09/01/24	915	856,833
4.25%, 09/01/25 (Call 09/01/23)	730	715,371
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	531	517,683
4.98%, 02/06/26 (Call 12/06/25)	100	100,518
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	813	770,448
3.20%, 09/16/26 (Call 06/16/26)	25	24,177
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	566	564,743
5.35%, 03/01/26 (Call 01/01/26)	374	376,869
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	498	473,528
3.88%, 06/18/26 (Call 04/18/26)	430	415,075
4.40%, 06/01/27 (Call 05/01/27)	379	372,644
Qorvo Inc., 1.75%, 12/15/24 (Call 02/13/23)(b)	339	316,880
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	795	778,639
3.25%, 05/20/27 (Call 02/20/27)	350	337,326
3.45%, 05/20/25 (Call 02/20/25)	706	691,866
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	475	415,900
SK Hynix Inc.
1.50%, 01/19/26(c)	400	352,508
3.00%, 09/17/24(c)	200	191,238
6.38%, 01/17/28(b)	400	406,360
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	375	334,721
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	180	161,582
1.38%, 03/12/25 (Call 02/12/25)	581	545,989
2.63%, 05/15/24 (Call 03/15/24)	182	177,576
2.90%, 11/03/27 (Call 08/03/27)	5	4,760
4.60%, 02/15/28 (Call 01/15/28)	135	137,751
4.70%, 11/18/24	200	200,664
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	180,528
3.88%, 04/22/27 (Call 03/22/27)	375	368,171
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(c)	800	722,240
1.25%, 04/23/26 (Call 03/23/26)(c)	200	179,420
4.38%, 07/22/27 (Call 06/22/27)(c)	400	400,868
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	541	528,622
		22,499,470
Shipbuilding — 0.0%
CSSC Capital Ltd. Co., 2.50%, 02/13/25(c)	400	377,392

Security	Par (000)	Value

Shipbuilding (continued)
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	$361	$349,950
		727,342
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(b)	210	208,011
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	178	171,791
3.40%, 06/15/27 (Call 03/15/27)	50	48,033
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	729	693,235
2.15%, 02/01/27 (Call 12/01/26)	5	4,649
3.25%, 02/01/25 (Call 11/01/24)	420	410,613
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	60	57,304
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/23)(b)	270	268,226
9.13%, 03/01/26 (Call 09/01/23)(b)	155	147,752
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	205	195,890
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	58	57,856
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(b)	305	290,171
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(b)(d)	130	124,814
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/23)(b)(d)	270	228,911
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	95	95,687
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)	215	213,446
Fidelity National Information Services Inc.
0.60%, 03/01/24	489	466,369
1.15%, 03/01/26 (Call 02/01/26)	662	590,921
4.50%, 07/15/25	122	120,965
4.70%, 07/15/27 (Call 06/15/27)	340	338,286
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	507	461,836
2.75%, 07/01/24 (Call 06/01/24)	1,157	1,121,145
3.20%, 07/01/26 (Call 05/01/26)	525	498,955
3.85%, 06/01/25 (Call 03/01/25)	613	599,465
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	553	502,898
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	688	631,949
1.35%, 07/15/27 (Call 05/15/27)	60	53,201
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	818	771,718
2.70%, 02/12/25 (Call 11/12/24)	502	487,813
3.13%, 11/03/25 (Call 08/03/25)	1,822	1,774,938
3.30%, 02/06/27 (Call 11/06/26)	1,980	1,928,104
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(b)	500	512,475
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,272	1,160,179
2.50%, 04/01/25 (Call 03/01/25)	1,832	1,746,922
2.65%, 07/15/26 (Call 04/15/26)	1,363	1,276,545
2.80%, 04/01/27 (Call 02/01/27)	475	439,940
2.95%, 11/15/24 (Call 09/15/24)	1,058	1,023,530
2.95%, 05/15/25 (Call 02/15/25)	1,374	1,319,851
3.25%, 11/15/27 (Call 08/15/27)	1,300	1,223,313
3.40%, 07/08/24 (Call 04/08/24)	1,263	1,237,348
5.80%, 11/10/25	415	426,940
PTC Inc., 3.63%, 02/15/25 (Call 02/15/23)(b)	235	225,398
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	511	466,083
1.40%, 09/15/27 (Call 07/15/27)	475	412,504

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.35%, 09/15/24 (Call 08/15/24)	$374	$358,969
3.80%, 12/15/26 (Call 09/15/26)	5	4,855
salesforce.com Inc., 0.63%, 07/15/24 (Call 03/03/23)	62	58,527
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)(d)	130	88,431
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/23)(b)	850	817,122
Take-Two Interactive Software Inc.
3.30%, 03/28/24	106	103,891
3.55%, 04/14/25	312	302,634
3.70%, 04/14/27 (Call 03/14/27)	492	471,853
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(b)	745	491,447
VMware Inc.
1.00%, 08/15/24 (Call 03/03/23)	512	480,696
1.40%, 08/15/26 (Call 07/15/26)	930	824,110
3.90%, 08/21/27 (Call 05/21/27)	605	581,605
4.50%, 05/15/25 (Call 04/15/25)	137	135,790
4.65%, 05/15/27 (Call 03/15/27)	125	123,959
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	360	344,502
		30,224,371
Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(c)	200	194,278

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(c)	400	372,344

Telecommunications — 0.9%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/23)(b)	655	562,193
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/23)(b)	475	394,297
8.13%, 02/01/27 (Call 08/01/23)(b)	750	702,915
AT&T Inc.
0.90%, 03/25/24 (Call 02/13/23)	240	229,476
1.70%, 03/25/26 (Call 03/25/23)	1,921	1,761,019
2.30%, 06/01/27 (Call 04/01/27)	1,161	1,060,341
2.95%, 07/15/26 (Call 04/15/26)	98	93,290
3.80%, 02/15/27 (Call 11/15/26)	170	165,420
3.88%, 01/15/26 (Call 10/15/25)	155	152,435
4.25%, 03/01/27 (Call 12/01/26)	532	529,132
Axiata SPV2 Bhd, 4.36%, 03/24/26(c)	200	196,676
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	398	379,278
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(c)	450	450,153
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	400	391,324
British Telecommunications PLC, 4.25%, 11/23/81 (Call 11/23/26)(a)(b)	220	196,264
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(b)	515	492,551
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	5	4,730
2.95%, 02/28/26	305	294,325
3.50%, 06/15/25	45	44,315
3.63%, 03/04/24	625	620,125
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/23)(b)	645	618,426
8.25%, 03/01/27 (Call 03/01/23)(b)	420	357,105
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(b)(d)	325	248,199
6.00%, 06/15/25 (Call 06/15/23)(b)	558	528,577

Security	Par (000)	Value

Telecommunications (continued)
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(b)	$905	$865,497
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (Call 10/19/26)(b)	300	289,422
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 02/15/23)(c)	600	517,016
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(c)	200	196,386
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(c)	400	392,300
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(b)	485	462,816
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(c)(e)	400	370,208
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(c)	500	483,090
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(c)	200	186,520
Hughes Satellite Systems Corp.
5.25%, 08/01/26	330	321,100
6.63%, 08/01/26	335	323,881
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(b)	535	506,383
Intrado Corp., 8.50%, 10/15/25 (Call 03/03/23)(b)	310	279,772
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	430	388,075
KT Corp., 1.00%, 09/01/25(c)	400	360,376
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	317	274,560
4.63%, 09/15/27 (Call 09/15/23)(b)	425	360,464
Ligado Networks LLC, 17.50%, 05/01/24, (17.50% PIK)(b)(d)(f)	515	61,683
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(c)	400	307,280
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	405	204,011
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	539	454,927
5.13%, 12/15/26 (Call 12/15/23)(b)	325	277,937
5.63%, 04/01/25 (Call 01/01/25)(d)	145	139,167
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(b)	250	261,275
Motorola Solutions Inc., 4.00%, 09/01/24	59	58,347
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(c)	200	203,224
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	850	765,391
Network i2i Ltd.
3.98%, (Call 06/03/26)(c)(e)	200	181,180
5.65%, (Call 01/15/25)(a)(c)(e)	400	386,168
Nokia OYJ, 4.38%, 06/12/27	250	240,830
NTT Finance Corp.
0.58%, 03/01/24(b)	655	624,700
1.16%, 04/03/26 (Call 03/03/26)(b)	1,410	1,265,207
4.14%, 07/26/24(b)	200	197,808
4.24%, 07/25/25(b)	365	360,416
4.37%, 07/27/27 (Call 06/27/27)(b)	205	204,953
Ooredoo International Finance Ltd.
3.75%, 06/22/26(c)	200	195,630
5.00%, 10/19/25(b)	400	403,288
Qwest Corp., 7.25%, 09/15/25	110	110,063
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	75	69,869
2.95%, 03/15/25 (Call 03/15/23)(b)	640	615,450
3.20%, 03/15/27 (Call 02/15/27)(b)	685	644,592
3.63%, 12/15/25 (Call 09/15/25)	490	473,046
5.25%, 03/15/82 (Call 03/15/27)(a)(b)(d)	375	339,202
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(c)	400	387,400
Sprint LLC
7.13%, 06/15/24	1,046	1,069,378

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.63%, 02/15/25 (Call 11/15/24)	$626	$649,738
7.63%, 03/01/26 (Call 11/01/25)	675	713,745
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	281	278,789
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	630	613,091
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/23)(c)	200	187,642
Telefonica Emisiones SA, 4.10%, 03/08/27	680	659,559
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(b)	165	75,733
5.63%, 12/06/26 (Call 12/06/23)(b)(d)	230	106,127
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	520	502,814
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	70	65,646
3.70%, 09/15/27 (Call 06/15/27)	104	100,379
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	512	467,179
2.25%, 02/15/26 (Call 02/15/23)	762	706,351
2.63%, 04/15/26 (Call 04/15/23)	539	503,598
3.50%, 04/15/25 (Call 03/15/25)	1,633	1,586,019
3.75%, 04/15/27 (Call 02/15/27)	1,784	1,716,190
5.38%, 04/15/27 (Call 04/15/23)	314	315,231
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (Call 11/12/23)(c)	200	187,060
Tower Bersama Infrastructure, 2.80%, 05/02/27 (Call 11/02/26)(c)	200	181,218
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26 (Call 12/20/25)(c)	200	184,730
Turk Telekomunikasyon AS
4.88%, 06/19/24(c)	300	283,338
6.88%, 02/28/25(c)	200	190,146
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(c)	200	188,428
Verizon Communications Inc.
0.75%, 03/22/24	859	820,165
0.85%, 11/20/25 (Call 10/20/25)	1,701	1,539,014
1.45%, 03/20/26 (Call 02/20/26)	1,267	1,153,984
2.63%, 08/15/26	387	363,401
3.00%, 03/22/27 (Call 01/22/27)	48	45,320
3.38%, 02/15/25	1,049	1,021,611
3.50%, 11/01/24 (Call 08/01/24)	687	673,322
4.13%, 03/16/27	515	508,459
ViaSat Inc.
5.63%, 09/15/25 (Call 02/13/23)(b)	300	282,039
5.63%, 04/15/27 (Call 04/15/23)(b)	275	256,668
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	230	200,100
4.13%, 05/30/25	485	477,366
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 03/03/23)(b)	630	500,737
		45,857,791
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 02/10/23)(c)	350	221,032

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	527	509,388
3.55%, 11/19/26 (Call 09/19/26)	165	157,212
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(b)	290	271,269
		937,869

Security	Par (000)	Value

Transportation — 0.3%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(b)	$270	$263,123
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	50	48,505
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	545	527,451
3.25%, 06/15/27 (Call 03/15/27)	100	96,424
3.40%, 09/01/24 (Call 06/01/24)	415	407,455
3.65%, 09/01/25 (Call 06/01/25)	345	337,596
3.75%, 04/01/24 (Call 01/01/24)	595	589,050
7.00%, 12/15/25	425	455,018
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	100	95,296
2.95%, 11/21/24 (Call 08/21/24)	65	63,182
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 03/03/23)	772	725,124
1.75%, 12/02/26 (Call 11/02/26)	346	313,206
2.90%, 02/01/25 (Call 11/01/24)	496	477,757
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(c)(e)	400	393,184
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	100	93,724
3.25%, 06/01/27 (Call 03/01/27)	175	167,412
3.35%, 11/01/25 (Call 08/01/25)	175	169,584
3.40%, 08/01/24 (Call 05/01/24)	558	547,214
Eastern Creation Ii Investment Co., 1.35%, 10/20/24(c)	200	187,828
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	295	284,587
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(c)	200	181,522
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(c)	200	183,538
Indian Railway Finance Corp. Ltd.
3.73%, 03/29/24(c)	200	196,478
3.84%, 12/13/27(c)	200	189,084
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	225	220,838
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(c)	200	192,916
3.75%, 04/06/27 (Call 03/06/27)(c)	200	187,138
Navios South American Logistics Inc./Navios Logistics
Finance U.S. Inc., 10.75%, 07/01/25 (Call 03/02/23)(c)	200	197,960
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	110	104,393
3.65%, 08/01/25 (Call 06/01/25)(d)	200	195,418
7.80%, 05/15/27	50	56,189
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(c)	400	392,084
4.88%, 10/01/24(c)	200	198,500
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	305	273,472
2.50%, 09/01/24 (Call 08/01/24)	391	375,239
2.85%, 03/01/27 (Call 02/01/27)	200	184,664
2.90%, 12/01/26 (Call 10/01/26)	90	83,363
3.35%, 09/01/25 (Call 08/01/25)	47	44,916
3.65%, 03/18/24 (Call 02/18/24)	468	460,479
4.30%, 06/15/27 (Call 05/15/27)	340	332,588
4.63%, 06/01/25 (Call 05/01/25)	314	311,843
SF Holding Investment Ltd., 2.38%, 11/17/26(c)	200	181,860
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/26(c)	400	82,000
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	46,109

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.00%, 04/15/27 (Call 01/15/27)	$10	$9,538
3.15%, 03/01/24 (Call 02/01/24)	530	521,043
3.25%, 01/15/25 (Call 10/15/24)	273	266,879
3.25%, 08/15/25 (Call 05/15/25)	313	304,424
3.75%, 03/15/24 (Call 12/15/23)	446	440,987
3.75%, 07/15/25 (Call 05/15/25)	357	351,152
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	415	400,064
2.40%, 11/15/26 (Call 08/15/26)	20	18,860
2.80%, 11/15/24 (Call 09/15/24)	110	107,021
3.90%, 04/01/25 (Call 03/01/25)	700	693,315
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	565	506,449
3.95%, 09/09/27 (Call 08/09/27)	220	219,980
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	265	250,271
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/23)(b)(d)	170	118,964
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(b)	115	118,183
Yunda Holding Investment Co., 2.25%, 08/19/25(c)	400	361,132
		15,803,573
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	220	215,074
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(c)	400	377,668
2.63%, 03/20/25 (Call 02/20/25)(c)	200	189,026
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/23)(b)	297	287,359
9.75%, 08/01/27 (Call 08/01/23)(b)	175	180,115
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	130	124,944
3.25%, 09/15/26 (Call 06/15/26)	142	134,200
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 06/01/23)	350	307,076
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	400	358,100
1.70%, 06/15/26 (Call 05/15/26)(b)	447	397,799
2.70%, 11/01/24 (Call 10/01/24)(b)	314	299,365
3.40%, 11/15/26 (Call 08/15/26)(b)	160	149,579
3.45%, 07/01/24 (Call 06/01/24)(b)	284	275,923
3.95%, 03/10/25 (Call 01/10/25)(b)	470	456,666
4.00%, 07/15/25 (Call 06/15/25)(b)	47	45,399
4.20%, 04/01/27 (Call 01/01/27)(b)	115	110,437
4.40%, 07/01/27 (Call 06/01/27)(b)	487	474,976
4.45%, 01/29/26 (Call 11/29/25)(b)	279	272,098
5.70%, 02/01/28	350	359,037
5.88%, 11/15/27 (Call 10/15/27)(b)	680	704,113
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26 (Call 09/15/26)(b)	380	329,342
		6,048,296
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	350	309,337

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	50	47,050
3.40%, 03/01/25 (Call 12/01/24)	938	916,154
3.85%, 03/01/24 (Call 12/01/23)	329	325,128
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	363	358,052

Security	Par (000)	Value

Water (continued)
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	$180	$180,090
		1,826,474
Total Corporate Bonds & Notes — 36.6%
(Cost: $1,967,687,842)		1,866,818,169

Foreign Government Obligations(k)

Angola — 0.0%
Angolan Government International Bond, 9.50%, 11/12/25(c)	300	313,071

Argentina — 0.0%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(c)	200	187,334
Provincia de Cordoba
6.88%, 12/10/25(c)(g)	300	258,327
6.99%, 06/01/27(c)(g)	200	152,096
		597,757
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(c)	400	397,176

Bahrain — 0.1%
Bahrain Government International Bond
5.96%, 01/05/26(c)	200	202,204
7.00%, 01/26/26(c)	800	831,712
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(c)	400	400,532
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(c)	200	200,082
CBB International Sukuk Programme Co.
3.95%, 09/16/27(c)	200	194,486
4.50%, 03/30/27(c)	400	394,884
6.25%, 11/14/24(c)	1,000	1,012,700
		3,236,600
Belarus — 0.0%
Republic of Belarus International Bond, 5.88%, 02/24/26(c)	200	84,500

Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25	800	761,824
4.25%, 01/07/25	1,800	1,779,246
4.63%, 01/13/28 (Call 10/13/27)	800	778,448
6.00%, 04/07/26(d)	1,025	1,067,179
8.75%, 02/04/25(d)	300	322,011
8.88%, 04/15/24	400	416,712
10.13%, 05/15/27(d)	400	470,624
		5,596,044
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	875	791,149
1.63%, 01/22/25	1,980	1,883,911
2.88%, 04/28/25	255	248,003
CDP Financial Inc.
0.88%, 06/10/25(b)	1,260	1,161,090
1.00%, 05/26/26(b)(d)	400	360,916
CPPIB Capital Inc.
0.88%, 09/09/26(b)(d)	980	875,561
1.25%, 03/04/25(b)	880	824,868
Export Development Canada
3.00%, 05/25/27	30	29,015
3.38%, 08/26/25	405	398,382

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Hydro-Quebec, Series IO, 8.05%, 07/07/24	$685	$716,284
OMERS Finance Trust, 2.50%, 05/02/24(b)	435	423,268
Ontario Teachers’ Finance Trust
0.88%, 09/21/26(b)	975	865,732
1.38%, 04/15/25(b)	480	449,146
Province of Alberta Canada
1.00%, 05/20/25	3,352	3,111,662
1.88%, 11/13/24	1,187	1,133,561
Province of British Columbia Canada
0.90%, 07/20/26(d)	2,055	1,852,398
2.25%, 06/02/26	910	859,349
6.50%, 01/15/26(d)	325	344,841
Series 10, 1.75%, 09/27/24	820	783,822
Province of Manitoba Canada
2.13%, 06/22/26	810	760,144
3.05%, 05/14/24	854	836,647
Series GX, 2.60%, 04/16/24	450	438,925
Province of Ontario Canada
0.63%, 01/21/26	1,976	1,784,664
1.05%, 04/14/26	692	628,260
1.05%, 05/21/27	35	30,955
2.30%, 06/15/26(d)	922	869,713
2.50%, 04/27/26	1,262	1,196,881
3.10%, 05/19/27(d)	1,585	1,530,080
3.20%, 05/16/24	1,288	1,264,043
Province of Quebec Canada
0.60%, 07/23/25	2,282	2,092,411
2.50%, 04/20/26	1,012	965,124
2.75%, 04/12/27(d)	215	204,828
Series QO, 2.88%, 10/16/24	1,240	1,206,508
Series QX, 1.50%, 02/11/25	1,563	1,477,191
Province of Saskatchewan Canada, 3.25%, 06/08/27	10	9,706
PSP Capital Inc., 1.00%, 06/29/26(b)(d)	250	224,460
		32,633,498
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27 (Call 12/31/26)	600	563,256
3.13%, 03/27/25(d)	200	194,414
3.13%, 01/21/26	400	385,204
		1,142,874
China — 0.1%
China Development Bank, 1.00%, 10/27/25(c)	800	728,280
China Development Bank/Hong Kong, 0.63%, 09/09/24(c)	200	188,012
China Government International Bond
0.55%, 10/21/25(c)	2,000	1,810,840
0.75%, 10/26/24(c)	400	376,840
1.25%, 10/26/26	400	363,432
1.95%, 12/03/24(c)	750	720,022
Export-Import Bank of China (The)
2.88%, 04/26/26(c)	800	765,376
3.38%, 03/14/27(c)	200	195,158
3.63%, 07/31/24(c)	600	591,426
		5,739,386
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	1,000	908,520
4.00%, 02/26/24 (Call 11/26/23)	300	295,944
4.50%, 01/28/26 (Call 10/28/25)	600	573,882
7.50%, 02/02/34	300	298,032

Security	Par (000)	Value

Colombia (continued)
8.13%, 05/21/24(d)	$187	$193,362
		2,269,740
Costa Rica — 0.0%
Costa Rica Government International Bond, 4.38%, 04/30/25(c)	200	193,690

Denmark — 0.0%
Kommunekredit
0.50%, 01/28/26(c)	200	179,850
0.63%, 06/10/25(c)	1,000	919,280
		1,099,130
Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25(c)	575	573,833
5.95%, 01/25/27(c)	700	701,071
6.88%, 01/29/26(c)	800	827,064
		2,101,968
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(c)	1,000	831,030
5.25%, 10/06/25(c)	400	359,440
5.75%, 05/29/24(c)	650	612,924
5.80%, 09/30/27(c)	200	166,304
5.88%, 06/11/25(c)	600	552,750
6.20%, 03/01/24(c)	200	191,576
7.50%, 01/31/27(c)	600	542,112
		3,256,136
El Salvador — 0.0%
El Salvador Government International Bond, 6.38%, 01/18/27(c)	400	221,444

Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(c)	270	182,412

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26(d)	210	225,339
Finnvera OYJ, 1.63%, 10/23/24(b)	855	814,165
Kuntarahoitus OYJ, 0.63%, 03/20/26(b)	200	179,732
		1,219,236
France — 0.1%
Agence Francaise de Developpement EPIC, 4.00%, 09/21/27	600	598,188
Caisse d’Amortissement de la Dette Sociale, 0.38%, 09/23/25(b)	1,680	1,522,937
SFIL SA, 0.63%, 02/09/26(c)	800	718,696
		2,839,821
Gabon — 0.0%
Gabon Government International Bond, 6.95%, 06/16/25(c)	400	387,812

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(c)	300	276,561

Germany — 0.1%
FMS Wertmanagement, 0.38%, 05/06/24(c)	400	379,040
Land Nordrhein Westfalen, 2.25%, 04/16/25(c)	1,600	1,529,728
State of North Rhine-Westphalia, 3.88%, 01/15/25	200	197,622

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Germany (continued)
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(c)	$200	$181,314
		2,287,704
Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(c)(i)(j)(l)	200	67,010
6.38%, 02/11/27(c)(i)(j)	1,000	379,810
7.88%, 03/26/27(c)(i)(j)	200	77,536
8.13%, 01/18/26(c)(i)(j)	400	160,340
		684,696
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(c)	200	191,484
4.50%, 05/03/26(c)	400	388,564
		580,048
Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(c)	350	309,575

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)(d)	600	547,122
2.10%, (Call 03/08/26)(a)(c)(e)	400	366,572
4.75%, 01/12/28 (Call 11/12/27)(b)	400	407,088
Hong Kong Government International Bond
0.63%, 02/02/26(b)	800	721,120
2.50%, 05/28/24(b)	400	390,260
4.50%, 01/11/28	200	205,186
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(c)	200	193,460
		2,830,808
Hungary — 0.0%
Hungary Government International Bond, 5.38%, 03/25/24.	500	501,670

India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(c)(d)	400	377,452
3.88%, 03/12/24(c)	200	197,274
		574,726
Indonesia — 0.2%
Indonesia Government International Bond
3.50%, 01/11/28	400	383,584
3.85%, 07/18/27(c)	400	390,152
4.13%, 01/15/25(c)	800	794,432
4.15%, 09/20/27 (Call 06/20/27)	300	296,733
4.35%, 01/08/27(c)	600	597,552
4.45%, 02/11/24	200	199,584
4.55%, 01/11/28	200	200,572
4.75%, 01/08/26(c)	1,000	1,008,490
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(c)	200	196,874
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)	800	730,840
2.30%, 06/23/25(c)	450	427,099
3.90%, 08/20/24(c)	200	197,510
4.15%, 03/29/27(c)	800	793,128
4.33%, 05/28/25(c)	900	896,958
4.35%, 09/10/24(c)(d)	600	598,500
4.40%, 06/06/27(c)	800	800,640

Security	Par (000)	Value

Indonesia (continued)
4.55%, 03/29/26(c)	$600	$602,670
		9,115,318
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28 (Call 03/19/23)(c)	313	289,363

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	380,954
Israel Government International Bond, 2.88%, 03/16/26	400	384,004
		764,958
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	1,220	1,148,435
1.25%, 02/17/26	1,280	1,133,363
2.38%, 10/17/24	1,035	982,764
		3,264,562
Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	200	191,024
1.88%, 10/02/24(c)	500	477,195
3.25%, 04/28/27(b)(d)	1,295	1,245,531
Japan Bank for International Cooperation
0.63%, 07/15/25	1,007	919,220
1.75%, 10/17/24	615	584,988
2.25%, 11/04/26	455	422,781
2.38%, 04/20/26	905	852,356
2.50%, 05/23/24	1,235	1,199,654
2.50%, 05/28/25	1,720	1,643,701
2.75%, 01/21/26	1,105	1,056,667
2.75%, 11/16/27	500	468,985
2.88%, 04/14/25	390	376,760
2.88%, 06/01/27	225	213,064
2.88%, 07/21/27	525	497,590
3.00%, 05/29/24	435	424,934
Japan International Cooperation Agency, 3.25%, 05/25/27	980	939,526
		11,513,976
Jersey — 0.0%
IDB Trust Services Ltd.
1.81%, 02/26/25(c)	800	754,488
1.96%, 10/02/24(c)	500	476,665
2.84%, 04/25/24(c)	500	486,690
		1,717,843
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(c)	200	194,198
5.75%, 01/31/27(c)	400	392,280
6.13%, 01/29/26(c)	600	598,830
7.75%, 01/15/28(c)	200	207,564
		1,392,872
Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(c)	645	649,231
5.13%, 07/21/25(c)	1,000	1,040,710
		1,689,941
Kenya — 0.0%
Kenya Government International Bond, 7.00%, 05/22/27(c)	400	360,840
Republic of Kenya Government International Bond, 6.88%, 06/24/24(c)	900	846,675
		1,207,515

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(c)	$2,000	$1,972,440

Lebanon — 0.0%
Lebanon Government International Bond
0.00%, 04/22/24(c)(i)(j)(l)	350	22,799
0.00%, 11/04/24(c)(i)(j)(l)	300	19,551
0.00%, 02/26/25(c)(i)(j)(l)	200	12,984
0.00%, 06/12/25(c)(i)(j)(l)	200	13,002
0.00%, 11/27/26(c)(i)(j)(l)	400	26,008
0.00%, 03/23/27(c)(i)(j)(l)	350	22,712
0.00%, 11/29/27(c)(i)(j)(l)	370	24,057
		141,113
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(c)	200	179,016
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(c)	352	342,904
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(c)	600	583,338
		1,105,258
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	400	383,892
3.90%, 04/27/25 (Call 03/27/25)	300	297,771
4.13%, 01/21/26	1,200	1,187,988
4.15%, 03/28/27	1,000	990,650
		2,860,301
Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(c)	200	174,404
5.13%, 04/07/26(c)	400	376,316
8.65%, 01/19/28(b)	200	209,854
		760,574
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(c)	400	353,956

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(c)	400	379,228

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27(c)	600	493,578
7.63%, 11/21/25(c)	600	551,736
		1,045,314
Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	800	726,216
0.88%, 03/12/25(b)	640	595,808
1.50%, 01/20/27(b)	1,420	1,292,981
2.00%, 06/19/24(b)	1,025	989,145
		3,604,150
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(c)	1,200	1,178,652
4.88%, 02/01/25(c)	400	396,248
5.38%, 03/08/27(c)	1,000	1,002,390
5.63%, 01/17/28(c)	800	806,232
6.75%, 10/28/27(c)	600	637,716

Security	Par (000)	Value

Oman (continued)
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(c)	$1,100	$1,093,741
5.93%, 10/31/25(c)	400	411,416
		5,526,395
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(c)	800	344,416
6.88%, 12/05/27(c)	400	168,324
8.25%, 04/15/24(c)	400	228,296
8.25%, 09/30/25(c)	200	103,084
		844,120
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(c)	200	185,098
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	705	686,148
3.75%, 04/17/26(c)	700	667,156
7.13%, 01/29/26	500	531,845
8.88%, 09/30/27	300	349,854
		2,420,101
Paraguay — 0.0%
Paraguay Government International Bond
4.70%, 03/27/27(c)	200	198,392
5.00%, 04/15/26(c)	200	199,702
		398,094
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(c)	200	173,222
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	325	302,783
7.35%, 07/21/25	1,200	1,264,800
		1,740,805
Philippines — 0.0%
Philippine Government International Bond
3.23%, 03/29/27	200	190,976
5.50%, 03/30/26	200	206,148
9.50%, 10/21/24	200	217,360
10.63%, 03/16/25	700	790,412
Philippines Government International Bond, 5.17%, 10/13/27	200	206,570
		1,611,466
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	829	801,892
5.50%, 11/16/27 (Call 08/16/27)	650	675,246
		1,477,138
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(c)	1,600	1,558,304
3.38%, 03/14/24(c)	800	787,384
3.40%, 04/16/25(c)	800	781,488
		3,127,176
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(c)	600	544,740
5.25%, 11/25/27(c)	400	394,420
		939,160

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 3.63%, 04/20/27(c)	$2,000	$1,952,400
Saudi Government International Bond
2.50%, 02/03/27(c)	600	561,756
2.90%, 10/22/25(c)	1,000	964,720
3.25%, 10/26/26(c)	2,200	2,122,736
4.00%, 04/17/25(c)	1,800	1,788,894
4.75%, 01/18/28	600	609,690
		8,000,196
Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	400	399,824

South Africa — 0.0%
Republic of South Africa Government International Bond
4.85%, 09/27/27(d)	200	192,636
4.88%, 04/14/26	600	588,474
5.88%, 09/16/25	800	805,528
		1,586,638
South Korea — 0.3%
Export-Import Bank Korea, 1.13%, 03/24/26(c)	200	179,972
Export-Import Bank of Korea
0.38%, 02/09/24	200	191,438
0.63%, 06/29/24	200	188,958
0.63%, 02/09/26	610	542,357
0.75%, 09/21/25	400	361,472
1.13%, 12/29/26	400	350,048
1.25%, 01/18/25	200	187,304
1.63%, 01/18/27	600	539,190
1.88%, 02/12/25	800	757,104
2.38%, 06/25/24	400	387,420
2.38%, 04/21/27	400	368,476
2.63%, 05/26/26	600	563,742
2.88%, 01/21/25	900	869,904
3.25%, 11/10/25	200	192,660
4.25%, 09/15/27	200	198,288
5.00%, 01/11/28	400	409,916
Incheon International Airport Corp., 1.25%, 05/04/26(c)	200	178,200
Industrial Bank of Korea
0.63%, 09/17/24(c)	200	187,182
1.04%, 06/22/25(c)	200	182,440
2.13%, 10/23/24(c)	200	191,274
Korea Development Bank (The)
0.40%, 06/19/24	400	377,124
1.25%, 06/03/25(c)	800	740,040
1.38%, 04/25/27	200	176,566
1.75%, 02/18/25	500	471,810
Korea Electric Power Corp.
3.63%, 06/14/25(c)	200	193,826
4.00%, 06/14/27(c)	200	193,498
Korea Expressway Corp., 1.13%, 05/17/26(c)	400	354,364
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(c)	600	535,038
3.25%, 06/15/25(c)	200	191,964
Korea International Bond
2.00%, 06/19/24	200	193,212
2.75%, 01/19/27	200	191,008
5.63%, 11/03/25	200	204,776
Korea Mine Rehabilitation & Mineral Resources Corp.,
1.75%, 04/15/26(c)	600	536,328

Security	Par (000)	Value

South Korea (continued)
Korea National Oil Corp.
0.88%, 10/05/25(c)(d)	$1,000	$896,960
1.25%, 04/07/26(c)	400	357,480
1.75%, 04/18/25(c)(d)	200	186,446
3.38%, 03/27/27(c)	200	189,470
Korea SMEs and Startups Agency, 2.13%, 08/30/26(c)	200	180,820
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(c)	200	178,244
Korea Water Resources Corp, 3.50%, 04/27/25(c)	200	193,764
		13,570,083
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(c)(i)(j)	600	212,868
6.20%, 05/11/27(c)(i)(j)	200	68,374
6.35%, 06/28/24(c)(i)(j)	400	136,780
6.83%, 07/18/26(c)(i)(j)	400	139,784
6.85%, 03/14/24(c)(i)(j)	400	138,160
6.85%, 11/03/25(c)(i)(j)	810	284,261
		980,227
Supranational — 1.9%
Africa Finance Corp.
3.13%, 06/16/25(c)	200	187,570
3.88%, 04/13/24(c)	200	194,354
4.38%, 04/17/26(c)	400	382,596
African Development Bank
0.88%, 03/23/26	1,607	1,458,224
0.88%, 07/22/26	1,536	1,381,248
4.38%, 11/03/27	335	342,970
Series GDIF, 3.38%, 07/07/25	172	169,188
African Export-Import Bank (The)
2.63%, 05/17/26 (Call 04/17/26)(b)	25	22,735
4.13%, 06/20/24(c)	425	414,966
Arab Petroleum Investments Corp., 1.26%, 02/10/26(c)	800	725,816
Asian Development Bank
0.38%, 06/11/24	1,183	1,118,325
0.38%, 09/03/25	2,082	1,895,661
0.50%, 02/04/26	2,050	1,849,838
0.63%, 10/08/24	342	321,035
0.63%, 04/29/25	2,647	2,446,172
1.00%, 04/14/26	4,500	4,105,035
1.50%, 10/18/24	1,915	1,823,616
1.50%, 01/20/27	2,245	2,054,848
1.75%, 08/14/26	60	55,889
2.00%, 01/22/25	371	355,099
2.00%, 04/24/26	580	546,192
2.13%, 03/19/25(d)	12	11,490
2.38%, 08/10/27	5	4,713
2.63%, 01/12/27	65	62,136
2.88%, 05/06/25	407	395,441
3.13%, 08/20/27	365	355,119
4.13%, 09/27/24	365	363,011
6.22%, 08/15/27	60	64,911
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	1,634	1,524,506
0.50%, 05/28/25	1,576	1,442,986
0.50%, 01/27/26	427	383,002
2.25%, 05/16/24	1,849	1,793,012
3.38%, 06/29/25	282	275,762
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	405	380,339
Corp. Andina de Fomento, 1.25%, 10/26/24	12	11,228

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Council of Europe Development Bank
0.38%, 06/10/24	$257	$243,022
0.88%, 09/22/26	576	516,332
1.38%, 02/27/25	125	117,896
3.00%, 06/16/25	275	267,616
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,887	1,735,078
0.50%, 11/25/25	72	65,336
0.50%, 01/28/26	297	268,054
1.50%, 02/13/25	1,044	988,605
1.63%, 09/27/24	2,538	2,424,171
European Investment Bank
0.38%, 12/15/25	1,697	1,535,327
0.38%, 03/26/26	2,162	1,936,568
0.63%, 07/25/25	2,042	1,879,865
0.75%, 10/26/26	1,765	1,577,063
1.38%, 03/15/27	240	218,378
1.63%, 03/14/25	2,424	2,298,534
1.88%, 02/10/25	2,034	1,941,494
2.13%, 04/13/26	290	274,552
2.25%, 06/24/24	1,713	1,661,987
2.38%, 05/24/27	85	80,413
2.50%, 10/15/24	47	45,585
2.75%, 08/15/25	235	227,992
3.25%, 11/15/27	210	205,939
European Stability Mechanism, 1.38%, 09/11/24(b)(d)	905	861,397
Inter-American Development Bank
0.50%, 09/23/24	297	278,527
0.63%, 07/15/25	2,484	2,286,348
0.63%, 09/16/27	130	112,800
0.88%, 04/03/25	2,475	2,305,165
0.88%, 04/20/26(d)	3,265	2,963,771
1.50%, 01/13/27	25	22,883
1.75%, 03/14/25	2,152	2,044,873
2.00%, 06/02/26	716	671,579
2.00%, 07/23/26	225	210,798
2.13%, 01/15/25	1,728	1,658,949
2.38%, 07/07/27(d)	50	47,180
3.25%, 07/01/24	92	90,391
7.00%, 06/15/25	47	49,794
Inter-American Investment Corp., 1.75%, 10/02/24(c)	950	907,174
International Bank for Reconstruction & Development
0.38%, 07/28/25	7,614	6,962,089
0.50%, 10/28/25	2,975	2,706,863
0.63%, 04/22/25	4,760	4,402,000
0.75%, 03/11/25	2,156	2,006,568
0.75%, 11/24/27	690	599,762
0.85%, 02/10/27 (Call 02/10/23)	10	8,696
0.88%, 07/15/26	10	9,030
1.50%, 08/28/24	1,184	1,131,194
1.63%, 01/15/25	1,591	1,513,136
1.88%, 10/27/26	408	379,877
2.13%, 03/03/25	267	255,879
2.50%, 11/25/24	2,064	1,997,106
2.50%, 07/29/25	2,549	2,456,981
2.50%, 11/22/27	50	47,279
3.13%, 11/20/25	667	651,439
3.13%, 06/15/27	200	194,796
International Finance Corp.
0.38%, 07/16/25	1,578	1,444,343

Security	Par (000)	Value

Supranational (continued)
0.75%, 10/08/26	$20	$17,879
1.38%, 10/16/24	1,221	1,160,744
2.13%, 04/07/26	77	72,713
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(c)	1,275	1,160,607
Nordic Investment Bank
0.38%, 09/11/25	915	832,083
2.25%, 05/21/24	995	965,419
2.63%, 04/04/25	200	193,506
3.38%, 09/08/27	200	196,658
		95,307,116
Sweden — 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	200	187,802
0.50%, 08/26/25	1,262	1,148,243
0.63%, 10/07/24	200	187,300
0.63%, 05/14/25	1,425	1,309,447
		2,832,792
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(c)	200	181,216

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(c)(d)	400	395,920

Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(c)	428	278,474

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(c)	400	380,428
5.13%, 06/22/26(c)	1,500	1,363,785
7.25%, 02/24/27(c)	1,000	972,560
9.76%, 11/13/25(c)	1,000	1,035,830
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(c)	200	179,864
Turkey Government International Bond
4.25%, 03/13/25(d)	800	741,848
4.25%, 04/14/26	800	705,792
4.75%, 01/26/26(d)	800	722,696
4.88%, 10/09/26	1,200	1,062,000
5.60%, 11/14/24	1,000	961,160
5.75%, 03/22/24(d)	1,000	981,640
6.00%, 03/25/27(d)	1,400	1,272,768
6.35%, 08/10/24(d)	900	884,025
6.38%, 10/14/25(d)	1,200	1,144,008
7.38%, 02/05/25	1,444	1,434,412
8.60%, 09/24/27	800	797,328
9.88%, 01/15/28	1,200	1,235,148
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(c)	400	362,116
6.13%, 05/03/24(c)	200	196,178
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(c)	200	177,628
		16,611,214
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(c)(i)(j)	804	183,563
7.75%, 09/01/26(c)(i)(j)	700	150,413
7.75%, 09/01/27(c)(i)(j)	500	106,656
8.99%, 02/01/26(c)(i)(j)	600	135,113
		575,745

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 09/30/24(c)	$1,200	$1,153,236
2.50%, 04/16/25(c)	1,200	1,155,924
3.13%, 05/03/26(c)	1,200	1,166,544
3.13%, 10/11/27(c)	1,800	1,737,900
RAK Capital, 3.09%, 03/31/25(c)	500	486,585
Sharjah Sukuk Ltd., 3.76%, 09/17/24(c)	200	195,914
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(c)	200	182,326
3.85%, 04/03/26(c)	800	767,976
		6,846,405
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	600	607,560
4.50%, 08/14/24(d)	320	320,077
		927,637
Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(c)	454	449,001

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(c)(i)(j)	400	200,680
8.97%, 07/30/27(c)(i)(j)	600	298,176
		498,856
Total Foreign Government Obligations — 5.5%
(Cost: $303,668,481)		282,262,564

Municipal Debt Obligations

California — 0.0%
California Earthquake Authority, 5.60%, 07/01/27	200	203,769
University of California RB, Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	64,386
		268,155
Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.26%, 07/01/25	650	600,493

New York — 0.0%
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	500	492,258

Total Municipal Debt Obligations — 0.0%
(Cost: $1,422,662)		1,360,906

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	301	286,408
2.50%, 08/01/31	269	255,793
2.50%, 10/01/31	623	591,795
2.50%, 12/01/31	343	326,023
2.50%, 02/01/32	411	390,951
2.50%, 01/01/33	1,084	1,030,788
3.00%, 05/01/29	10,625	10,297,126
3.00%, 05/01/30	274	264,732
3.00%, 06/01/30	24	23,442
3.00%, 07/01/30	211	204,054
3.00%, 12/01/30	305	294,635

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/31	$109	$105,267
3.00%, 06/01/31	74	71,988
3.16%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	9	9,111
3.50%, 05/01/32	61	59,674
3.50%, 09/01/32	50	48,304
3.50%, 07/01/33	114	112,196
3.50%, 06/01/34	523	513,335
4.00%, 05/01/33	104	104,126
Federal National Mortgage Association
2.42%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	35	35,075
3.00%, 02/16/38(m)	453	434,495
3.50%, 02/16/38(m)	3,174	3,094,824
3.83%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	8	8,128
4.50%, 02/16/38(m)	112	112,851
5.00%, 02/16/38(m)	178	180,763
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	48	46,637
Series 2016-M3, Class A2, 2.70%, 02/25/26	5,666	5,425,687
Series 2019-M25, Class A1, 2.14%, 11/25/29	324	314,240
Freddie Mac Multifamily Structured Pass Through Certificates
Series K036, Class A2, 3.53%, 10/25/23 (Call 11/25/23)(a)	500	495,599
Series K042, Class A2, 2.67%, 12/25/24 (Call 12/25/24)	5,000	4,829,169
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	1,347	1,313,116
Series K049, Class A2, 3.01%, 07/25/25 (Call 08/25/25)	1,129	1,093,398
Series K051, Class A2, 3.31%, 09/25/25 (Call 10/25/25)	1,622	1,580,491
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	1,000	966,263
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	2,867	2,774,628
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	460	426,271
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	450	403,957
Series K722, Class A2, 2.41%, 03/25/23 (Call 05/25/23)	154	152,717
Series K724, Class A2, 3.06%, 11/25/23 (Call 12/25/23)(a)	1,388	1,371,713
Series K729, Class A1, 2.95%, 02/25/24 (Call 11/25/24)	271	270,878
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	2,264	2,015,424
1.50%, 03/01/36	2,460	2,186,054
1.50%, 10/01/36	2,441	2,172,637
1.50%, 11/01/36	2,068	1,838,504
1.50%, 02/01/37	21,344	18,968,449
1.50%, 03/01/37	22,478	19,933,921
1.50%, 04/01/37	3,405	3,019,547
1.50%, 08/01/37	1,701	1,511,995
2.00%, 10/01/35	10,462	9,538,158
2.00%, 11/01/35	3,500	3,201,987
2.00%, 12/01/35	6,752	6,155,863
2.00%, 02/01/36	21,352	19,489,130
2.00%, 03/01/36	7,452	6,792,846
2.00%, 04/01/36	12,790	11,656,755
2.00%, 05/01/36	13,049	11,892,440
2.00%, 06/01/36	1,053	960,019

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 06/01/36(n)	$13,549	$12,348,326
2.00%, 07/01/36	7,623	6,947,418
2.00%, 08/01/36	808	736,404
2.00%, 10/01/36	1,771	1,613,830
2.00%, 11/01/36	12,211	11,129,376
2.00%, 12/01/36	11,095	10,112,236
2.00%, 01/01/37	19,219	17,518,994
2.00%, 02/01/37	4,992	4,550,054
2.00%, 05/01/37	1,756	1,597,739
2.00%, 06/01/37	2,240	2,037,955
2.50%, 07/01/28	383	363,425
2.50%, 12/01/29	93	88,393
2.50%, 03/01/30	50	47,698
2.50%, 07/01/30	62	58,380
2.50%, 08/01/30	179	169,523
2.50%, 12/01/30	30	28,830
2.50%, 01/01/31	26	24,454
2.50%, 05/01/31	518	492,254
2.50%, 08/01/31	738	701,188
2.50%, 09/01/31	552	524,183
2.50%, 10/01/31	2,721	2,585,327
2.50%, 12/01/31	853	810,150
2.50%, 01/01/32	3,863	3,668,699
2.50%, 02/01/32	702	666,325
2.50%, 03/01/32	660	626,627
2.50%, 04/01/32	4,708	4,471,807
2.50%, 07/01/32	5,256	4,991,929
2.50%, 10/01/32	102	97,179
2.50%, 01/01/33	804	763,229
2.50%, 07/01/35	6,957	6,540,047
2.50%, 10/01/35	14,607	13,731,264
2.50%, 03/01/36	1,574	1,475,206
2.50%, 05/01/36	10,207	9,568,125
2.50%, 06/01/36	509	477,445
2.50%, 07/01/36	616	577,992
2.50%, 08/01/36	3,104	2,909,568
2.50%, 03/01/37	9,069	8,488,663
2.50%, 04/01/37	2,974	2,783,607
2.50%, 05/01/37	539	504,192
3.00%, 10/01/27	31	29,614
3.00%, 10/01/28	139	134,283
3.00%, 11/01/28	149	144,569
3.00%, 03/01/30	4,691	4,536,976
3.00%, 04/01/30	68	66,073
3.00%, 07/01/30	45	43,151
3.00%, 08/01/30	159	154,092
3.00%, 09/01/30	242	234,328
3.00%, 10/01/30	131	126,188
3.00%, 11/01/30	27	26,565
3.00%, 12/01/30	108	104,540
3.00%, 01/01/31	1,523	1,471,862
3.00%, 02/01/31	774	748,084
3.00%, 03/01/31	166	160,134
3.00%, 04/01/31	82	78,171
3.00%, 06/01/31	480	464,979
3.00%, 07/01/31	522	505,111
3.00%, 09/01/31	156	151,266
3.00%, 10/01/31	27	26,065
3.00%, 01/01/32	519	502,049
3.00%, 02/01/32	1,703	1,646,612

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/32	$151	$145,560
3.00%, 06/01/32	497	479,900
3.00%, 08/01/32	308	297,356
3.00%, 11/01/32	502	485,542
3.00%, 12/01/32	824	796,286
3.00%, 02/01/33	566	546,824
3.00%, 10/01/33	585	564,004
3.00%, 07/01/34	264	254,645
3.00%, 09/01/34	3,970	3,825,659
3.00%, 11/01/34	424	408,898
3.00%, 12/01/34	3,491	3,364,024
3.00%, 10/01/35	538	518,328
3.00%, 07/01/37	922	885,110
3.50%, 01/01/27	5	4,753
3.50%, 12/01/29	12	11,909
3.50%, 07/01/30	131	128,831
3.50%, 10/01/30	58	56,997
3.50%, 11/01/30	7	6,594
3.50%, 03/01/31	81	79,245
3.50%, 06/01/31	135	133,490
3.50%, 01/01/32	74	72,938
3.50%, 05/01/32	118	115,890
3.50%, 06/01/32	143	141,041
3.50%, 07/01/32	36	36,151
3.50%, 08/01/32	37	35,709
3.50%, 09/01/32	236	232,506
3.50%, 10/01/32	36	35,538
3.50%, 11/01/32	25	24,559
3.50%, 03/01/33	387	380,866
3.50%, 04/01/33	497	485,398
3.50%, 05/01/33	306	301,414
3.50%, 06/01/33	544	535,681
3.50%, 02/01/34	4,082	4,018,946
3.50%, 07/01/34	784	762,678
3.50%, 08/01/34	535	524,702
3.50%, 01/01/35	429	420,451
4.00%, 07/01/29	53	51,633
4.00%, 07/01/32	177	174,049
4.00%, 05/01/33	233	232,077
4.00%, 06/01/33	111	110,478
4.00%, 07/01/33	72	71,523
4.00%, 12/01/33	478	469,959
4.00%, 02/16/38(m)	4,554	4,522,335
		336,587,607
U.S. Government Agency Obligations — 1.1%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	35	33,572
Federal Home Loan Banks
1.50%, 08/15/24	260	248,646
2.13%, 06/09/23	300	297,006
3.38%, 09/08/23	1,105	1,095,298
Federal Home Loan Mortgage Corp.
0.25%, 08/24/23	10,000	9,746,000
0.25%, 12/04/23	2,470	2,376,189
2.75%, 06/19/23	4,195	4,161,608
Federal National Mortgage Association
0.25%, 07/10/23	15,000	14,699,250
0.50%, 06/17/25	13,000	11,945,050
0.63%, 04/22/25	200	184,940
1.75%, 07/02/24	6,850	6,587,713

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.50%, 02/05/24	$705	$689,025
2.63%, 09/06/24	2,550	2,481,992
2.88%, 09/12/23	800	790,640
		55,336,929
U.S. Government Obligations — 46.8%
U.S. Treasury Note/Bond
0.13%, 02/15/24	26,000	24,789,375
0.25%, 03/15/24	24,000	22,845,000
0.25%, 05/15/24	4,000	3,782,656
0.25%, 06/15/24	20,000	18,861,719
0.25%, 05/31/25	12,000	10,995,938
0.25%, 07/31/25	16,460	15,015,892
0.25%, 08/31/25	12,000	10,917,188
0.25%, 09/30/25	12,400	11,267,531
0.25%, 10/31/25	5,700	5,160,281
0.38%, 04/15/24	21,500	20,433,399
0.38%, 07/15/24	15,400	14,509,086
0.38%, 08/15/24	25,500	23,954,062
0.38%, 09/15/24	48,800	45,763,344
0.38%, 04/30/25	13,100	12,067,352
0.38%, 12/31/25	22,200	20,110,078
0.38%, 01/31/26	3,050	2,752,148
0.38%, 09/30/27	17,100	14,734,055
0.50%, 03/31/25	16,800	15,567,563
0.50%, 02/28/26	32,000	28,915,000
0.50%, 04/30/27	18,000	15,776,719
0.50%, 05/31/27	14,000	12,234,688
0.50%, 06/30/27	9,570	8,347,582
0.50%, 08/31/27	10,600	9,207,922
0.50%, 10/31/27	23,100	19,965,258
0.63%, 10/15/24	28,900	27,150,195
0.63%, 07/31/26	29,850	26,795,039
0.63%, 11/30/27	25,000	21,705,078
0.75%, 11/15/24	42,320	39,739,472
0.75%, 03/31/26	20,000	18,198,438
0.75%, 04/30/26	21,620	19,610,016
0.75%, 05/31/26	40,380	36,547,055
0.75%, 08/31/26	47,500	42,735,156
0.88%, 06/30/26	32,800	29,768,563
0.88%, 09/30/26	206,450	186,240,481
1.00%, 12/15/24	54,200	51,043,273
1.13%, 01/15/25	29,400	27,706,055
1.13%, 02/28/25	18,000	16,925,625
1.13%, 10/31/26	22,800	20,726,625
1.13%, 02/28/27	6,400	5,789,500
1.25%, 08/31/24	3,200	3,044,375
1.25%, 11/30/26	62,780	57,257,322
1.25%, 12/31/26	24,950	22,720,094
1.38%, 01/31/25	9,000	8,519,766
1.38%, 08/31/26	8,860	8,155,353
1.50%, 02/29/24	10,600	10,241,836
1.50%, 09/30/24	11,500	10,974,414
1.50%, 10/31/24	15,000	14,288,086
1.50%, 11/30/24	19,230	18,294,791
1.50%, 02/15/25	42,300	40,092,469
1.50%, 08/15/26	43,700	40,425,914
1.50%, 01/31/27	35,700	32,791,008
1.63%, 02/15/26	25,000	23,400,391
1.63%, 05/15/26	18,000	16,790,625
1.63%, 10/31/26	30,000	27,792,187

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 06/30/24	$6,500	$6,251,426
1.75%, 12/31/24	17,180	16,406,900
1.75%, 03/15/25	23,900	22,751,680
1.75%, 12/31/26	10,000	9,297,656
1.88%, 08/31/24	17,260	16,581,736
1.88%, 02/28/27	28,000	26,072,813
2.00%, 04/30/24	10,000	9,680,078
2.00%, 05/31/24	9,250	8,937,813
2.00%, 06/30/24	14,000	13,508,906
2.00%, 02/15/25	22,500	21,545,508
2.00%, 08/15/25	11,600	11,043,563
2.00%, 11/15/26	35,000	32,845,312
2.13%, 02/29/24	18,650	18,134,211
2.13%, 03/31/24	23,000	22,327,969
2.13%, 07/31/24	13,900	13,424,359
2.13%, 09/30/24	10,800	10,412,297
2.13%, 11/30/24	7,800	7,504,453
2.13%, 05/15/25	9,000	8,616,094
2.25%, 03/31/24	22,000	21,393,281
2.25%, 04/30/24	17,600	17,089,187
2.25%, 10/31/24	7,200	6,947,156
2.25%, 11/15/24	19,600	18,910,937
2.25%, 12/31/24	4,000	3,853,750
2.25%, 11/15/25	14,000	13,392,969
2.25%, 03/31/26	4,000	3,815,000
2.25%, 02/15/27	32,100	30,382,149
2.25%, 08/15/27	20,350	19,170,336
2.25%, 11/15/27	20,900	19,642,734
2.38%, 02/29/24	9,000	8,776,758
2.38%, 08/15/24	23,400	22,670,578
2.38%, 05/15/27	33,450	31,733,074
2.50%, 04/30/24	5,000	4,869,922
2.50%, 05/15/24	20,700	20,148,539
2.50%, 05/31/24	2,000	1,945,391
2.50%, 01/31/25	9,300	8,999,203
2.50%, 02/28/26	4,000	3,843,125
2.50%, 03/31/27	31,000	29,578,360
2.63%, 03/31/25	5,250	5,090,039
2.63%, 04/15/25	7,000	6,781,797
2.63%, 01/31/26	13,000	12,554,141
2.63%, 05/31/27	2,000	1,916,719
2.75%, 02/15/24	30,650	30,027,422
2.75%, 02/28/25	10,450	10,156,910
2.75%, 05/15/25	13,790	13,394,615
2.75%, 06/30/25	8,000	7,767,500
2.75%, 08/31/25	10,000	9,696,875
2.75%, 04/30/27	32,800	31,593,063
2.75%, 07/31/27	21,440	20,641,025
2.88%, 04/30/25	11,100	10,808,625
2.88%, 05/31/25	7,000	6,814,609
2.88%, 06/15/25	20,000	19,482,813
2.88%, 07/31/25	6,000	5,842,031
2.88%, 11/30/25	4,900	4,764,867
3.00%, 06/30/24	32,000	31,318,750
3.00%, 07/31/24	14,340	14,030,234
3.00%, 07/15/25	18,000	17,576,719
3.00%, 09/30/25	10,000	9,756,250
3.00%, 10/31/25	8,000	7,803,750
3.13%, 08/15/25	17,300	16,943,187
3.13%, 08/31/27	25,000	24,460,937

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
3.25%, 06/30/27	$25,000		$24,572,266
3.50%, 09/15/25	12,200		12,064,656
3.88%, 11/30/27	19,300		19,526,172
3.88%, 12/31/27	31,000		31,356,016
4.13%, 09/30/27	30,000		30,611,719
4.13%, 10/31/27	31,340		31,993,733
4.25%, 12/31/24	6,600		6,600,258
4.25%, 10/15/25	11,500		11,588,945
4.38%, 10/31/24	7,880		7,883,386
4.50%, 11/30/24	5,300		5,317,805
4.50%, 11/15/25	13,700		13,906,570
7.50%, 11/15/24	500		527,070
U.S. Treasury Notes, 3.50%, 01/31/28	20,000		19,912,500
			2,391,032,235
Total U.S. Government & Agency Obligations — 54.5%
(Cost: $2,933,724,745)			2,782,956,771

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(h)	16		—

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	0	(o)	5,141

Health Care Technology — 0.0%
Quincy Health LLC(h)	1		—

Metals & Mining — 0.0%
Foresight Energy LLC(h)	0	(o)	—

Total Common Stocks — 0.0%
(Cost $249,425)			5,141

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(h)	0	(o)	—

Total Preferred Stocks — 0.0%
(Cost $98)			—

Warrants

Advertising — 0.0%
Affinion Group Inc.	0	(o)	—

Total Warrants — 0.0%
(Cost $0)			—

Total Long-Term Investments — 98.7%
(Cost: $5,319,593,516)			5,038,299,320

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(p)(q)	13,743	$13,751,715
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(p)(q)(r)	43,029	43,028,722

Total Short-Term Securities — 1.1%
(Cost: $13,842,274)		56,780,437

Total Investments — 99.8%
(Cost: $5,333,435,790)		5,095,079,757

Other Assets Less Liabilities — 0.2%		12,029,174

Net Assets — 100.0%		$5,107,108,931

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	All or a portion of this security is on loan.

(e)	Perpetual security with no stated maturity date.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(i)	Issuer filed for bankruptcy and/or is in default.

(j)	Non-income producing security.

(k)	U.S. dollar denominated security issued by foreign domiciled entity.

(l)	Zero-coupon bond.

(m)	Represents or includes a TBA transaction.

(n)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(o)	Rounds to less than 1,000.

(p)	Affiliate of the Fund.

(q)	Annualized 7-day yield as of period end.

(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,200,266	$—	$(39,470,204	)(a)	$(590)	$22,243	$13,751,715	13,743	$273,948		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	88,715,321	—	(45,686,599	)(a)	—	—	43,028,722	43,029	213,139	(b)	—
					$(590)	$22,243	$56,780,437		$487,087		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$39,004,536	$—	$39,004,536
Collaterized Mortgage Obligations	—	65,891,233	—	65,891,233
Corporate Bonds & Notes	—	1,866,818,169	—	1,866,818,169
Foreign Government Obligations	—	282,262,564	—	282,262,564
Municipal Debt Obligations	—	1,360,906	—	1,360,906
U.S. Government & Agency Obligations	—	2,782,956,771	—	2,782,956,771
Warrants	—	—	—	—
Common Stocks	5,141	—	—	5,141
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	56,780,437	—	—	56,780,437
	$56,785,578	$5,038,294,179	$—	$5,095,079,757

Portfolio Abbreviation

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate